Filed with the Securities and Exchange Commission on June 7, 2024

Securities Act Registration No. 333-226989

Investment Company Act Reg. No. 811-23373

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ____	☐
Post-Effective Amendment No. 36	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 38	☒

North Square Investments Trust

(Exact Name of Registrant as Specified in Charter)

Karen Jacoppo-Wood

c/o Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (513) 587-3400

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies To:

Stacy H. Louizos, Esq.
Blank Rome LLP
1271 Avenue of the Americas
New York, NY 10020
(212) 885-5147

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b);
☒	on June 8, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1);
☐	on (date) pursuant to paragraph (a)(1);
☐	75 days after filing pursuant to paragraph (a)(2); or
☐	on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus

NORTH SQUARE KENNEDY MICROCAP FUND

Class A: NKAAX*

Class I: NKMCX

June 8, 2024

*Not currently offered.

The United States Securities and Exchange Commission (the “SEC”) has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

North Square Kennedy MicroCap Fund

Table of Contents

SUMMARY SECTION – NORTH SQUARE KENNEDY MICROCAP FUND	3
MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS	9
MANAGEMENT OF THE FUND	14
DISTRIBUTION AND SHAREHOLDER SERVICE PLAN	18
YOUR ACCOUNT WITH THE FUND	19
DIVIDENDS AND DISTRIBUTIONS	33
FEDERAL INCOME TAX CONSEQUENCES	33
FINANCIAL HIGHLIGHTS	35
APPENDIX A – WAIVERS AND DISCOUNTS AVAILABLE FROM CERTAIN INTERMEDIARIES	36

This Prospectus sets forth basic information about the Fund that you should know before investing.

It should be read and retained for future reference.

SUMMARY SECTION – NORTH SQUARE KENNEDY MICROCAP FUND

Investment Objective

The investment objective of the North Square Kennedy MicroCap Fund (the “Fund”) is to provide capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial intermediary and in the section titled “Class A Shares” and in “APPENDIX A – Waivers and Discounts Available from Certain Intermediaries” of the Prospectus.

	Class A Shares	Class I Shares
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%	None
Maximum deferred sales charge (load) (as a percentage of the lesser of the value redeemed or the amount invested)	None[1]	None
Redemption fee (as a percentage of amount redeemed)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees		1.20%		1.20%
Distribution and service (Rule 12b-1) fees		0.25%		None
Other expenses		0.48%		0.48%
Shareholder service fee	0.15%		0.15%
All other expenses[2]	0.33%		0.33%
Total annual fund operating expenses		1.93%		1.68%
Fees waived and/or expenses reimbursed		(0.21)%		(0.21)%
Total annual fund operating expenses after waiving fees and/or reimbursing expenses[3]		1.72%		1.47%

1.	No sales charge applies on investments of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1% will be imposed on certain redemptions of such shares within 12 months of the date of purchase.
2.	“All Other Expenses” are estimated for the current fiscal year.
3.	North Square Investments, LLC (“North Square” or the “Adviser”), the Fund’s investment adviser, has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses such as litigation expenses) do not exceed 1.72% and 1.47% of the average daily net assets of the Fund’s Class A and Class I shares, respectively. This agreement is in effect until September 30, 2025, and it may be terminated before that date only by the Board of Trustees. North Square is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the contractual fee waiver until September 30, 2025). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Summary Section	3	North Square Kennedy MicroCap Fund

	One Year	Three Years
Class A shares	$740	$1,127
Class I shares	$150	$509

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Since the Fund has yet to commence operations, no portfolio turnover information is available for its most recently completed fiscal year.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of micro-capitalization companies. The Fund considers micro-capitalization companies to be companies with market capitalizations generally within the ranges of the Russell Microcap® Index at the time of purchase. As of December 31, 2023, the market capitalization range of the Russell Microcap® Index was between $0.63 million and $7.9 billion. The Fund’s investments in equity securities may include common and preferred stock, convertible securities, securities of real estate investment trusts (“REITs”) and shares of investment companies, including exchange-traded funds (“ETFs”) designed to track micro-cap indices. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging market countries or developing countries as defined by the World Bank, International Finance Corporation or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices. Investments in such foreign issuers are not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors core investments.

The Fund’s sub-adviser, Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”), utilizes fundamental, bottom-up research to identify companies that are able to reinvest in their businesses at attractive rates of return, and invest in those companies when prices do not, in the view of the Sub-Adviser, adequately reflect the companies’ potential value creation from those investments, including their anticipated growth prospects. The Sub-Adviser believes that the operating cash-flow returns of a business is the best measure of a company’s performance and that the ability to reinvest cash flows into high return projects creates a powerful compounding effect, which in turn creates value for shareholders over time. The Sub-Adviser employs a research team of sector-specific analysts to perform fundamental analysis on new potential ideas for the strategy, as well as existing holdings, in order to invest across the full spectrum of opportunities. Each company under consideration for investment is initially classified by the Sub-Adviser’s research team as one of these investment types: (i) Steady Compounder, (ii) Material Positive Change (including growth prospects), (iii) Out of Favor, and (iv) Deep Value. Companies classified as Steady Compounder are established companies that are able to sustain evaluated levels of asset growth, have consistently high or expanding returns on invested capital and have high barriers to entry. Companies classified as Material Positive Change demonstrate structural change (e.g., management divesting an underperforming business segment) that improves asset growth and/or returns on invested capital (“ROIC”) or cash flow return on investment (“CFROI”) have a growth profile post-change and can be found anywhere along the growth life cycle. Companies classified as Out of Favor are those companies whose intrinsic business returns are undervalued and experience near term negative sentiment. Companies classified as Deep Value are those companies with a significant gap between intrinsic and market valuations and whose current levels of growth and ROIC/CFROI may be weak in comparison to their peers. This labor intensive, bottom-up approach, combined with discounted cash-flow valuation analysis, forms the basis of the Sub-Adviser’s investment process.

The Sub-Adviser may sell all or a portion of a position of the Fund’s portfolio holding when in its opinion one or more of the following occurs, among other reasons: (i) there is a change in the Sub-Adviser’s analysis on a particular issuer; (ii) a company’s stock price is at the high end of the company’s historical range; (iii) the issuer’s fundamentals deteriorate; (iv) the Sub-Adviser identifies more attractive investment opportunities for the Fund; (v) the issuer’s market capitalization consistently exceeds the capitalization range of the Russell Microcap® Index; or (vi) the Fund requires cash to meet redemption requests.

Summary Section	4	North Square Kennedy MicroCap Fund

The Fund also may invest in American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets. The Fund may also invest in initial public offerings (“IPOs”) of equity securities.

Principal Risks of Investing

Risk is inherent in all investing, including an investment in the Fund. An investment in the Fund involves risk, including the following principal risks, among others: Equity Risk, Preferred Stock Risk, Convertible Securities Risk, Sector Focus Risk, Portfolio Turnover Risk, Market Risk, Micro-Cap and Small-Cap-Sized Company Risk, Growth-Oriented Investment Strategies Risk, Value-Oriented Investment Strategies Risk, Reliance on Technology Risk, Cybersecurity Risk, ETF and Mutual Funds Risk, Real Estate Investments Trust Risk, Liquidity Risk, Currency Risk, Foreign Investment Risk, Emerging Market Risk, Initial Public Offering (“IPO”) Risk, Limited Operating History Risk and Management and Strategy Risk. Summary descriptions of these and other principal risks of investing in the Fund are set forth below. Before you decide whether to invest in the Fund, carefully consider these risk factors and special considerations associated with investing in the Fund, which may cause investors to lose money. There can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of the bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or factors relating to specific companies in which the Fund invests.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stock, dividends and a fixed share of the proceeds resulting from a liquidation of the company. The market value of preferred stock is subject to company-specific and market risks applicable generally to equity securities and is also sensitive to changes in the company’s creditworthiness, the ability of the company to make payments on the preferred stock, and changes in interest rates, typically declining in value if interest rates rise.

Convertible Securities Risk. Convertible securities are subject to market and interest rate risk and credit risk. When the market price of the equity security underlying a convertible security decreases the convertible security tends to trade on the basis of its yield and other fixed income characteristics, and is more susceptible to credit and interest rate risks. When the market price of such equity security rises, the convertible security tends to trade on the basis of its equity conversion features and be more exposed to market risk. Convertible securities are frequently issued by smaller capitalized companies with stock prices that may be more volatile than those of other companies.

Real Estate Investment Trust (“REIT”) Risk. The Fund’s investment in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses.

ETF and Mutual Funds Risk. The Fund’s investment in ETFs and mutual funds (including other funds managed by the Adviser), generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. It may also be more expensive for the Fund to invest in an ETF or mutual fund than to own the portfolio securities of these investment vehicles directly. An ETF may also trade at a discount to its net asset value. Investing in ETFs or mutual funds involves duplication of advisory fees and certain other expenses. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests, including, but not limited to, derivatives, currencies and leverage risk.

Sector Focus Risk. The Fund may from time to time invest a larger portion of its assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors.

Summary Section	5	North Square Kennedy MicroCap Fund

Portfolio Turnover Risk. High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, including war, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Micro-Cap and Small-Cap-Sized Company Risk. The securities of micro- and small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large-capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met, the prices of growth securities typically fall.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing is subject to the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets.

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third party hardware and software.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Foreign Investment Risk. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. In addition, changes in exchange rates and interest rates may adversely

Summary Section	6	North Square Kennedy MicroCap Fund

affect the values of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. Foreign securities include ADRs, EDRs and GDRs. Unsponsored ADRs and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities, and involve additional risks because U.S. reporting requirements do not apply. In addition, the issuing bank may deduct shareholder distribution, custody, foreign currency exchange, and other fees from the payment of dividends. Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. In addition, companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

Initial Public Offering (“IPO”) Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Limited Operating History Risk. The Fund is a recently organized series of an open-end management investment company and has limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Management and Strategy Risk. The value of your investment depends on the judgment of the Adviser or Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Adviser or Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Performance

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. In addition, shareholder reports containing financial and performance information will be available to shareholders semi-annually. Updated performance information is available at the Fund’s website, www.northsquareinvest.com, or by calling the Fund at 1‑855-551-5521.

Investment Adviser and Sub-Adviser

North Square Investments, LLC is the Fund’s investment adviser. Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”) is the Fund’s investment sub-adviser.

Portfolio Manager

The Sub-Adviser’s portfolio manager is Sean McMahon. Mr. McMahon is primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. McMahon has been the portfolio manager of the Fund since the Fund’s inception in June 2024.

Purchase and Sale of Fund Shares

Currently, the Fund offers Class A Shares and Class I Shares. To purchase shares of the Fund, you must invest at least the minimum amount shown for each class in the chart below.

Summary Section	7	North Square Kennedy MicroCap Fund

Minimum Investments	To Open Your Account	To Add to Your Account
Class A Shares
All Accounts	$1,000	$100
Class I Shares
All Accounts	$100,000	None

As described below, the minimums can be waived in certain circumstances and by certain financial institutions.

Fund shares are redeemable on any business day the New York Stock Exchange (the “NYSE”) is open for business, by written request or by telephone.

Tax Information

The Fund’s distributions are generally taxable and will ordinarily be taxed as ordinary income, qualified dividend income or capital gains, unless you are investing through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Shareholders investing through such tax-advantaged arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Section	8	North Square Kennedy MicroCap Fund

MORE ABOUT THE FUND’S INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without shareholder approval. The Fund will provide written notice to shareholders prior to, or concurrent with, any such changes as required by applicable law. Should the Fund change its policy of investing at least 80% of its assets (net assets, plus the amount of any borrowings for investment purposes) in equity securities of micro-capitalization companies, the Fund will provide shareholders at least 60 days’ notice prior to making the change. The Fund’s investment strategies and policies may be changed from time to time without shareholder approval or prior written notice, unless specifically stated otherwise in this Prospectus or the Statement of Additional Information (“SAI”). There can be no guarantee that the Fund will achieve its investment objective.

The Fund’s investment policies and limitations typically apply at the time an investment is made. As a result, the Fund generally may continue to hold positions that met a particular investment policy or limitation at the time the investment was made but subsequently do not meet the investment policy or limitation.

North Square Kennedy MicroCap Fund

Investment Objective

The North Square Kennedy MicroCap Fund seeks to provide capital appreciation.

Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of micro-capitalization companies. The Fund considers micro-capitalization companies to be companies with market capitalizations generally within the ranges of the Russell Microcap® Index at the time of purchase. As of December 31, 2023, the market capitalization range of the Russell Microcap® Index was between $0.63 million and $7.9 billion. The Fund’s investments in equity securities may include common and preferred stock, convertible securities, securities of real estate investment trusts (“REITs”) and shares of investment companies, including exchange-traded funds (“ETFs”) designed to track micro-cap indices. While the Fund invests primarily in equity securities of U.S. issuers, it may invest in securities of foreign issuers, including those in emerging market countries or developing countries as defined by the World Bank, International Finance Corporation or the Morgan Stanley Capital International (MSCI) emerging market indices or other comparable indices. Investments in such foreign issuers are not expected to exceed 20% of the Fund’s net assets. The Fund follows an investing style that favors core investments.

The Fund’s sub-adviser, Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”), utilizes fundamental, bottom-up research to identify companies that are able to reinvest in their businesses at attractive rates of return, and invest in those companies when prices do not, in the view of the Sub-Adviser, adequately reflect the companies’ potential value creation from those investments, including their anticipated growth prospects. The Sub-Adviser believes that the operating cash-flow returns of a business is the best measure of a company’s performance and that the ability to reinvest cash flows into high return projects creates a powerful compounding effect, which in turn creates value for shareholders over time. The Sub-Adviser employs a research team of sector-specific analysts to perform fundamental analysis on new potential ideas for the strategy, as well as existing holdings, in order to invest across the full spectrum of opportunities. Each company under consideration for investment is initially classified by the Sub-Adviser’s research team as one of these investment types: (i) Steady Compounder, (ii) Material Positive Change (including growth prospects), (iii) Out of Favor, and (iv) Deep Value. Companies classified as Steady Compounder are established companies that are able to sustain evaluated levels of asset growth, have consistently high or expanding returns on invested capital and have high barriers to entry. Companies classified as Material Positive Change demonstrate structural change (e.g., management divesting an underperforming business segment) that improves asset growth and/or returns on invested capital (“ROIC”) or cash flow return on investment (“CFROI”) have a growth profile post-change and can be found anywhere along the growth life cycle. Companies classified as Out of Favor are those companies whose intrinsic business returns are undervalued and experience near term negative sentiment. Companies classified as Deep Value are those companies with a significant gap between intrinsic and market valuations and whose current levels of growth and ROIC/CFROI may be weak in comparison to their peers. This labor intensive, bottom-up approach, combined with discounted cash-flow valuation analysis, forms the basis of the Sub-Adviser’s investment process.

More about the Fund	9

The Sub-Adviser may sell all or a portion of a position of the Fund’s portfolio holding when in its opinion one or more of the following occurs, among other reasons: (i) there is a change in the Sub-Adviser’s analysis on a particular issuer; (ii) a company’s stock price is at the high end of the company’s historical range; (iii) the issuer’s fundamentals deteriorate; (iv) the Sub-Adviser identifies more attractive investment opportunities for the Fund; (v) the issuer’s market capitalization consistently exceeds the capitalization range of the Russell Microcap® Index; or (vi) the Fund requires cash to meet redemption requests.

The Fund also may invest in American, European, and Global Depositary Receipts (“ADRs,” “EDRs,” and “GDRs,” respectively). ADRs are receipts that represent interests in foreign securities held on deposit by U.S. banks. EDRs and GDRs have the same qualities as ADRs, except that they may be traded in several international trading markets.

Principal Risks of Investing in the Fund

This section of the Prospectus provides additional information about the Fund’s investment practices and related risks, including principal and non-principal strategies and risks. This Prospectus does not describe all of the Fund’s investment practices; additional information about the Fund’s risks and investments can be found in the Fund’s SAI. The Fund’s exposure to the risks discussed below may be through the Fund’s direct investments or indirect through the Fund’s investments in underlying funds, if applicable. Before you decide whether to invest in the Fund, carefully consider these risks and special considerations associated with investing in the Fund, which may cause you to lose money. An investment in the Fund is not bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Equity Risk. The value of equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participates, or factors relating to specific companies in which the Fund invests. The price of common stock of an issuer in the Fund’s portfolio may decline if the issuer fails to make anticipated dividend payments because, among other reasons, the financial condition of the issuer declines. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure in terms of priority with respect to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The values of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuer, and the ability of the issuer to repay principal and to make interest payments. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security and generally has less potential for gain or loss than the underlying stock.

Sector Focus Risk. The Fund may invest a larger portion of its assets in one or more sectors than many other mutual funds and thus will be more susceptible to negative events affecting those sectors. At times the performance of the Fund’s investments may lag the performance of other sectors or the broader market as a whole. Such underperformance may continue for extended periods of time.

Portfolio Turnover Risk. As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Market Risk. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse

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economic or political conditions throughout the world, including war, public health crises (including the occurrence of a contagious disease or illness, such as COVID-19), changes in the general outlook for corporate earnings, inflation, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security or instrument also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. For example, the financial crisis that began in 2008 caused a significant decline in the value and liquidity of many securities; in particular, the values of some sovereign debt and of securities of issuers that invest in sovereign debt and related investments fell, credit became more scarce worldwide and there was significant uncertainty in the markets. Such environments could make identifying investment risks and opportunities especially difficult for the Sub-Adviser. In response to the crisis, the United States and other governments took steps to support financial markets. The withdrawal of this support or failure of efforts in response to the crisis could negatively affect financial markets generally as well as the value and liquidity of certain securities. In addition, policy and legislative changes in the United States and in other countries are changing many aspects of financial regulation. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time. The current contentious domestic political environment, as well as political and diplomatic events within the United States and abroad, such as the U.S. government’s inability at times to agree on a long-term budget and deficit reduction plan, has in the past resulted, and may in the future result, in a government shutdown, which could have an adverse impact on the Fund’s investments and operations. Additional and/or prolonged U.S. federal government shutdowns may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.

Micro-Cap and Small-Cap-Sized Company Risk. The securities of micro- and small-capitalization companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger, more established companies or market averages in general. In addition, such companies typically are more likely to be adversely affected than large capitalization companies by changes in earning results, business prospects, investor expectations or poor economic or market conditions. Many micro- and small-capitalization companies may be in the early stages of development. Since equity securities of smaller companies may lack sufficient market liquidity and may not be regularly traded, it may be difficult or impossible to sell securities at an advantageous time or a desirable price. Further, micro- and small-capitalization companies may be exposed to additional risks including, but not limited to, having little or no recent financial information or disclosures available as many micro-capitalization companies do not file financial reports with the SEC, the potential for halted or restricted trading in their shares, and being more susceptible to manipulation due to their low trading volume and lack of analyst coverage.

Growth-Oriented Investment Strategies Risk. Growth funds generally focus on stocks of companies believed to have above-average potential for growth in revenue and earnings. Growth securities typically are very sensitive to market movements because their market prices frequently reflect projections of future earnings or revenues, and when it appears that those expectations will not be met the prices of growth securities typically fall. Prices of these companies’ securities may be more volatile than those of other securities, particularly over the short term.

Value-Oriented Investment Strategies Risk. Value stocks are those that are believed to be undervalued in comparison to their peers due to adverse business developments or other factors. Value investing carries the risk that the market will not recognize a security’s inherent value for a long time or at all, or that a stock judged to be undervalued may actually be appropriately priced or overvalued. In addition, during some periods (which may be extensive) value stocks generally may be out of favor in the markets. Therefore, the Fund is most suitable for long-term investors who are willing to hold their shares for extended periods of time through market fluctuations and the accompanying changes in share prices.

Initial Public Offering (“IPO”) Risk. The market value of IPO shares will fluctuate considerably due to factors such as the absence of a prior public market, unseasoned trading, the small number of shares available for trading and limited information about the issuer. The purchase of IPO shares may involve high transaction costs. IPO shares are subject to market risk and liquidity risk.

Reliance on Technology Risk. The Fund’s trading strategies are highly reliant on technology, including hardware, software and telecommunications systems. In addition, data gathering, research, forecasting, order execution, trade allocation, risk management, operational, back office and accounting systems are all highly automated and computerized. Such automation and computerization relies on an extensive amount of both proprietary software and third party hardware and software. Because of the quantity and nature of the software utilized, software errors may occur, and

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certain of these errors may impact portfolios. Additionally, with respect to third party hardware and software, such errors are often entirely outside of the control of the Fund. The Sub-Adviser seeks to reduce the incidence of software errors through a certain degree of internal testing and seeks to reduce the impact of such errors through monitoring and the use of certain independent safeguards in the overall portfolio management system and often, with respect to proprietary software, in the software code itself. Despite such testing, monitoring and independent safeguards, these software errors may result in, among other things, the execution of unanticipated trades, the failure to execute anticipated trades, the failure to properly allocate trades among clients, the failure to properly gather and organize available data and/or the failure to take certain hedging or risk reducing actions. These errors may be extremely hard to detect. Regardless of how difficult their detection appears in retrospect, some of these errors may go undetected for long periods of time and some may never be detected. The impact caused by errors may be compounded over time. The Fund assumes that software errors and their ensuing risks are an inherent part of investing with a process-driven, systematic investment manager, and does not expect to perform a materiality analysis on the vast majority of errors it discovers. The Sub-Adviser seeks, on an ongoing basis, to create adequate backups of software and hardware where possible but there is no guarantee that such efforts will be successful. Further, to the extent that an unforeseeable software or hardware malfunction or problem is caused by a defect, virus or other outside force, investors may be materially adversely affected.

Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Adviser, the Sub-Adviser, and/or other service providers (including custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. In an extreme case, a shareholder’s ability to exchange or redeem Fund shares may be affected.

REIT Risk. The Fund’s investments in REITs will subject the Fund to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. Investment in REITs is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for the favorable tax treatment generally available to REITs under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property.

ETF and Mutual Funds Risk. Investing in an ETF or mutual fund will provide the Fund with exposure to the securities held by the mutual fund or ETF and will expose the Fund to risks similar to those of investing directly in those securities. An ETF may also trade at a discount to its net asset value. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. This could, in turn, result in differences between the market price of the ETF’s shares and the underlying value of those shares. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests, including, but not limited to, derivatives, currencies and leverage risk.

The Fund may invest in ETFs and mutual funds (including other funds advised or sub-advised by the Adviser or its affiliates (“North Square-Related Funds”)) in connection with any such investment. The Adviser or Sub-Adviser may be subject to potential conflicts of interest in selecting underlying funds because, among other reasons, the fees paid to it by North Square-Related Funds may be higher than the fees paid by other potential underlying funds and other benefits to the Adviser and Sub-Adviser may result from investments in North Square-Related Funds. To the extent the Fund invests a significant percentage of its assets in any one North Square-Related Fund or across multiple North Square-Related Funds, the Fund will be subject to a greater degree to the risks particular to the investment strategies employed by the Adviser or Sub-Adviser.

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Liquidity Risk. The Fund may not be able to sell some or all of the investments that it holds due to a lack of demand in the marketplace or other factors such as market turmoil, or if the Fund is forced to sell an illiquid investment to meet redemption requests or other cash needs it may only be able to sell those investments at a loss. Illiquid investments may also be difficult to value.

Currency Risk. The values of investments in securities denominated in foreign currencies increase or decrease as the rates of exchange between those currencies and the U.S. Dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile and are affected by factors such as general economic conditions, the actions of the United States and foreign governments or central banks, the imposition of currency controls, and speculation.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. The market value of preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness, the ability of the issuer to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. Therefore, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Foreign Investment Risk. Investments in foreign securities are affected by risk factors generally not thought to be present in the United States. The prices of foreign securities may be more volatile than the prices of securities of U.S. issuers because of economic and social conditions abroad, political developments, and differences and changes in the regulatory environments of foreign countries. Special risks associated with investments in foreign markets include less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, less government supervision of exchanges, brokers and issuers, greater risks associated with counterparties and settlement, and difficulty in enforcing contractual obligations. In addition, changes in exchange rates and interest rates, and imposition of foreign taxes, may adversely affect the value of the Fund’s foreign investments. Foreign companies are generally subject to different legal and accounting standards than U.S. companies, and foreign financial intermediaries may be subject to less supervision and regulation than U.S. financial firms. The Fund’s investments in depositary receipts (including ADRs and GDRs) are subject to these risks, even if denominated in U.S. Dollars, because changes in currency and exchange rates affect the values of the issuers of depositary receipts. In addition, the underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities.

Emerging Market Risk. Many of the risks with respect to foreign investments are more pronounced for investments in issuers in developing or emerging market countries. Emerging market countries tend to have more government exchange controls, more volatile interest and currency exchange rates, less market regulation, and less developed economic, political and legal systems than those of more developed countries. In addition, emerging market countries may experience high levels of inflation and may have less liquid securities markets and less efficient trading and settlement systems. Their economies also depend heavily upon international trade and may be adversely affected by protective trade barriers and the economic conditions of their trading partners. Emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. Dollar and may not be traded internationally. Some countries with emerging securities markets have experienced high rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Emerging securities markets typically have substantially less volume than U.S. markets, securities in these markets are less liquid, and their prices often are more volatile than those of comparable U.S. companies. Delays may occur in settling securities transactions in emerging market countries, which could adversely affect the Fund’s ability to make or liquidate investments in those markets in a timely fashion. In addition, it may not be possible for the Fund to find satisfactory custodial services in an emerging market country, which could increase the Fund’s costs and cause delays in the transportation and custody of its investments. Companies in emerging market countries may not be subject to accounting, auditing, financial reporting and recordkeeping requirements that are as robust as those in more developed countries, and therefore, material information about a company may be unavailable or unreliable, and U.S. regulators may be unable to enforce a company’s regulatory obligations.

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Limited Operating History Risk. The Fund is a recently organized series of an open-end management investment company and has limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

Management and Strategy Risk. The value of your investment depends on the judgment of the Sub-Adviser about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, which may prove to be incorrect. Investment strategies employed by the Sub-Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s SAI.

MANAGEMENT OF THE FUND

Investment Adviser

North Square, a Delaware limited liability company with its principal place of business at 200 West Madison Street, Suite 2610, Chicago, Illinois 60606, is the Fund’s investment adviser and provides investment advisory services to the Fund pursuant to an investment advisory agreement between the Adviser and the North Square Investments Trust (“Trust”), on behalf of the Fund (the “Advisory Agreement”). Founded in September 2018, North Square is a registered investment adviser. Effective on or about June 24, 2024, the Trust is expected to change its name from “North Square Investments Trust” to “Exchange Place Advisors Trust.”

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Fund, including furnishing a continuous investment program for the Fund and determining what securities and other investments the Fund should buy and sell. The Adviser, together with the administrator to the Fund, is also responsible for assisting in the supervision and coordination of all aspects of the Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services. The Adviser is authorized to delegate certain of its duties with respect to the Fund to one or more sub-advisers. The Adviser has engaged Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”) pursuant to this authority and is responsible for overseeing the Sub-Adviser and recommending its hiring, termination, and replacement for approval by the Board of Trustees (the “Board of Trustees” or the “Board”). The Adviser is also responsible for determining the portion of the Fund’s assets to be managed by any given sub-adviser and reallocating those assets as necessary from time to time.

For a sub-advised Fund, the Adviser retains overall responsibility for the management and investment of the assets of the Fund. In this capacity, the Adviser plays an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Adviser monitors the investment performance of the Sub-Adviser and also evaluates the portfolio management teams to determine whether their investment activities remain consistent with the Fund’s investment objective, strategies and policies. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business and regularly performs due diligence reviews of the Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning the Sub-Adviser’s performance and Fund operations and provides regular reports on these matters to the Board. In its role as sponsor and primary investment adviser to the Fund, the Adviser assumes reputational and other risks associated with the operation of the Fund and provides the Fund with the ability to use the Adviser’s name and brand, as well as access to other services provided by the Adviser and its affiliates.

For its services, the Adviser is entitled to receive the below annual management fee from the Fund, calculated daily and payable monthly, as a percentage of the Fund’s average daily net assets.

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Fund	Contractual Advisory Fees As a Percentage of Average Daily Net Assets
North Square Kennedy MicroCap Fund	1.20%

Manager-of-Managers Arrangement

Section 15(a) of the Investment Company Act of 1940, as amended (the “1940 Act”) requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser have been granted exemptive relief from the SEC (the “Order”), which permits the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the independent members of the Board, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The Order also provides relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with the Adviser or its parent company, other than wholly-owned sub-advisers. The Order is subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

Sub-Adviser

Kennedy Capital Management LLC, a Delaware limited liability company, formed in 1980, which maintains its principal offices at 10829 Olive Boulevard, Suite 100, St. Louis, Missouri 63141, acts as investment sub-adviser to the North Square Kennedy MicroCap Fund pursuant to an investment sub-advisory agreement. The Sub-Adviser is an investment adviser registered with the U.S. Securities and Exchange Commission and provides investment advice to open-end funds, private investment funds, collective investment trust funds, and institutional and high net worth clients. The Sub-Adviser has approximately $4.77 billion in assets under management as of December 31, 2023.

For its investment sub-advisory services, the Sub-Adviser is entitled to receive an annual fee of 0.27% of the Fund’s first $50 million of average daily net assets; 0.68% of the Fund’s next $50-$225 million of average daily net assets; and 0.72% of the Fund’s average daily net assets over $225 million, paid solely by the Adviser from the fees it receives from the Fund’s average daily net assets.

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A discussion regarding the basis for the Board’s approval of the Advisory Agreement and Sub-Advisory Agreement for the North Square Kennedy MicroCap Fund will be available in the Fund’s Semi-Annual Report to shareholders for the fiscal period ended November 30, 2024.

Portfolio Manager

Portfolio Manager for Kennedy Capital

The Portfolio of the North Square Kennedy MicroCap Fund is managed by Sean McMahon.

Sean McMahon has approximately 20 years of investment experience and serves as Portfolio Manager for Kennedy Capital’s micro cap and micro cap opportunities strategies. He also serves as Assistant Portfolio Manager for Kennedy Capital’s extended small cap strategy. Sean joined Kennedy Capital in 2005 following his internship at Kennedy Capital. Sean earned a B.S. in Business Administration from the University of Missouri – St. Louis and an M.B.A. from Washington University.

The SAI provides additional information about the portfolio manager’s method of compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of shares of the Fund.

Prior Performance for Similar Accounts Managed by the Sub-Adviser

Micro Cap Opportunities Composite

The following table sets forth performance data relating to the historical performance of all private accounts managed by the Sub-Adviser for the periods indicated that have investment objectives, policies, and strategies substantially similar to those of the Fund. The data is provided to illustrate the past performance of the Sub-Adviser in managing substantially similar accounts as measured against a market index and does not represent the performance of the Fund. You should not consider this performance data as an indication of future performance of the Fund.

The private accounts that are included in the performance data set forth below are not subject to the same types of expenses to which the Fund is subject, or to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for these private accounts could have been adversely affected if the private accounts had been registered investment companies.

The composite returns below were calculated in accordance with recognized industry standards which are calculated differently than the SEC method for calculating performance for registered investment companies. Monthly returns of the composite combine the individual accounts’ returns (calculated on a time-weighted rate of return basis) by asset weighting each account’s asset value as of the beginning of the month. Annual returns are calculated by geometrically linking (i.e., calculating the product of) the monthly returns.

Average Annual Total Returns

For the Period Ended December 31, 2023

	One Year	Three Years	Since Inception (1/1/2020)
Micro Cap Opportunities Composite
Net Returns, after fees/expenses*	11.17%	21.95%	26.30%
Gross Returns	11.97%	22.99%	27.40%
Russell Microcap® Index	9.33%	0.61%	5.35%

*	The net returns for the composite are shown net of all actual fees and expenses. The fees and expenses of accounts included in the composite are lower than the anticipated operating expenses of the Fund and accordingly, the performance results of the composite are higher than what the Fund’s performance would have been.

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The Micro Cap Opportunities Composite was created December 2, 2019 with an inception date of January 1, 2020 and includes all discretionary accounts managed in the strategy. The composite name was changed from Micro Cap Emerging Growth to Micro Cap Opportunities effective December 31, 2021. The Micro Cap Opportunities Composite contains fully discretionary micro cap accounts that are invested primarily in micro cap companies (market cap generally in line with the Russell Microcap® Index) that have opportunities to grow within their respective markets. For comparison purposes the composite is measured against the Russell Microcap® Index. The U.S. Dollar is the currency used to express performance.

The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity universe. Microcap stocks make up less than 2% of the U.S. equity market (by market cap, as of the most recent reconstitution) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap. The Russell Microcap® Index is constructed to provide a comprehensive and unbiased barometer for the microcap segment trading on national exchanges, while excluding lesser-regulated OTC bulletin board securities and pink-sheet stocks due to their failure to meet national exchange listing requirements. The Russell Microcap® Index is completely reconstituted annually to ensure new and growing equities are reflected and companies continue to reflect appropriate capitalization and value characteristics.

Other Service Providers

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group), (the “Distributor”) is the Trust’s principal underwriter and acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into agreements with banks, broker-dealers, or other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Trust, the Adviser, the Sub-Adviser or any other service provider for the Fund.

Fund Expenses

The Fund is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent trustees; insurance (including trustees’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund and any litigation expenses.

The Adviser has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) do not exceed the following:

Fund	As a Percentage of Average Daily Net Assets
North Square Kennedy MicroCap Fund
Class A	1.72%
Class I	1.47%

This agreement is in effect until September 30, 2025 for the Fund, and may be terminated or amended prior to the end of the term only with the approval of the Board of Trustees.

Any waiver of advisory fees or payment or reimbursement of the Fund’s expenses made by the Adviser in a fiscal year may be reimbursed by the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement if the Adviser so requests. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the

Management of the Fund	17

reimbursement. The reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid or reimbursed by the Adviser and will not include any amounts previously reimbursed to the Adviser by the Fund. Any such reimbursement is contingent upon the Board’s subsequent review of the reimbursed amounts. The Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or Fund expenses.

DISTRIBUTION AND SHAREHOLDER SERVICE PLAN

Distribution and Service (Rule 12b-1) Fees

The Trust, on behalf of the North Square Kennedy MicroCap Fund, has adopted a Rule 12b-1 plan (the “12b-1 Plan”) with respect to the Fund’s Class A shares. Under the 12b-1 Plan, the Fund pays to the Distributor distribution fees in connection with the sale and distribution of the Fund’s Class A shares and/or shareholder liaison service fees in connection with the provision of services to shareholders of such Class and the maintenance of shareholder accounts. For Class A shares, the maximum annual fee payable to the Distributor for such distribution and/or shareholder liaison services is 0.25% of the average daily net assets of such shares.

The Distributor may pay any or all amounts received under the 12b-1 Plan to other persons for any distribution or shareholder liaison services provided by such persons to the Fund. Payments under the 12b-1 Plan are not tied exclusively to distribution expenses actually incurred by the Distributor or others and the payments may exceed or be less than the amount of expenses actually incurred.

Since these fees are paid out of the Fund’s assets attributable to Class A shares, these fees will increase the cost of your investment and, over time, may cost you more than paying other types of sales charges. The net income attributable to Class A shares will be reduced by the amount of distribution and shareholder liaison service fees and other expenses of the Fund associated with the relevant class of shares.

To assist investors in comparing classes of shares, the table under the Prospectus heading “Fees and Expenses of the Fund” provides a summary of sales charges and expenses and an example of the sales charges and expenses of the Fund applicable to each class of shares offered in this Prospectus.

Class I shares are not subject to any distribution and shareholder liaison service fees under the 12b-1 Plan.

Shareholder Service Fee

The Trust, on behalf of the Fund, has adopted a Shareholder Service Plan (the “Shareholder Service Plan”) with respect to the Fund’s Class A shares, and Class I shares, as applicable. Under the Shareholder Service Plan, the Fund may pay a fee at an annual rate of up to 0.15% of its average daily net assets attributable to Class A shares, and Class I shares, as applicable, to shareholder servicing agents. Shareholder servicing agents provide non-distribution administrative and support services to their customers, which may include establishing and maintaining accounts and records relating to shareholders, processing dividend and distribution payments from the Fund on behalf of shareholders, responding to routine inquiries from shareholders concerning their investments, assisting shareholders in changing dividend options, account designations and addresses, and other similar services.

Additional Payments to Broker-Dealers and Other Financial Intermediaries

The Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to broker-dealers or other financial intermediaries that sell shares of the Fund. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. These payments may be used for various purposes and take various forms. For example, the Adviser may pay cash compensation for inclusion of the Fund on a sales list, including a preferred or select sales list, or in other sales programs, or may pay an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders.

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The level of payments made by the Adviser and/or its affiliates to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary’s relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders.

YOUR ACCOUNT WITH THE FUND

Share Price

The offering price of each class of the Fund’s shares is the net asset value per share (“NAV”) of that class (plus any sales charges, as applicable). The Fund’s NAVs is calculated as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading. If for example, the NYSE closes at 1:00 p.m. New York time, the Fund’s NAV would still be determined as of 4:00 p.m. New York time. In this example, portfolio securities traded on the NYSE would be valued at their closing prices unless a “fair value” adjustment is determined to be appropriate due to subsequent events. The NAV of a class of the Fund’s shares is determined by dividing the value of the Fund’s portfolio securities, cash and other assets (including accrued interest) allocable to such class, less all liabilities (including accrued expenses) allocable to such class, by the total number of outstanding shares of such class. Due to the fact that different expenses are charged to the Fund’s Class A shares and Class I shares, as applicable, the NAV of the Fund’s classes will vary. The Fund’s NAVs may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE is closed on weekends and most U.S. national holidays. However, foreign securities listed primarily on non-U.S. markets may trade on weekends or other days on which the Fund does not value its shares, which may significantly affect the Fund’s NAV on days when you are not able to buy or sell Fund shares.

The Fund’s securities generally are valued at market price. Securities are valued at fair value when market quotations are not readily available. Fair value pricing inherently involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Fair value prices can differ from market prices when they become available or when a price otherwise becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Fund. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.

In certain circumstances, the Fund employs fair value pricing to ensure greater accuracy in determining daily NAV and to prevent dilution by frequent traders or market timers who seek to exploit temporary market anomalies. Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined. If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV. Other types of portfolio securities that the Fund may fair value include, but are not limited to: (1) investments that are classified as illiquid or traded infrequently, which may include “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Adviser, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is no current market value quotation. The use of fair valuation in pricing a security involves the consideration of a number of subjective factors and therefore, is susceptible to the unavoidable risk that the valuation may be higher or lower than the price at which the security might actually trade if a reliable market price were readily available.

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Purchase of Shares

This Prospectus offers Class A and Class I shares.

●	Class A shares generally incur sales loads at the time of purchase and are subject to annual distribution fees and/or shareholder service fees.

●	Class I shares are not subject to any sales loads or distribution fees or shareholder service fees.

By offering multiple classes of shares, the Fund permits investors to choose the class of shares that is most beneficial given the type of investor, the amount to be invested and the length of time the investor expects to hold the shares.

Before you invest, you should compare the features of each share class, so that you can choose the class that is right for you. When selecting a share class, you should consider the following:

●	which shares classes are available to you;

●	how long you expect to own your shares;

●	how much you intend to invest;

●	total costs and expenses associated with a particular share class; and

●	whether you qualify for any reduction or waiver of sales charges

Class A shares are generally available to all investors; however, share class availability depends upon your financial intermediary’s policies and procedures. Class I shares are subject to different eligibility requirements, fees and expenses, and may have different minimum investment requirements. For eligible investors, Class I shares may be more suitable than Class A shares. You should consult with your financial adviser for more information to determine which share class is most appropriate for your situation.

Each class of shares generally has the same rights, except for the differing sales loads, distribution fees, shareholder service fees, any related expenses associated with each class of shares, and the exclusive voting rights by each class with respect to any distribution plan or service plan for such class of shares. Please see the specific features available to each class of shares as discussed below.

To purchase shares of the Fund, you must invest at least the minimum amount indicated in the following table.

Minimum Investments	To Open Your Account	To Add to Your Account
Class A
All Accounts	$1,000	$100
Class I
All Accounts	$100,000	None

Shares of the Fund may be purchased by check, by wire transfer of funds via a bank or through an approved financial intermediary (i.e., a supermarket, investment adviser, financial planner or consultant, broker, dealer or other investment professional and their agents) authorized by the Fund to receive purchase orders. Financial intermediaries may provide varying arrangements for their clients to purchase and redeem shares, which may include different sales charges as described in this Prospectus, additional fees and different investment minimums. In addition, from time to time, a financial intermediary may modify or waive the initial and subsequent investment minimums. Your financial intermediary may receive different compensation for selling Class A shares due to different sales charges among the share classes. Please see “Class A Shares – Sales Charge Schedule” and “Appendix A – Waivers and Discounts Available from Certain Intermediaries.” The share classes your financial intermediary sells may depend on, among other things, the type of investor account and the policies, procedures and practices adopted by your financial intermediary. You should review these arrangements with your financial intermediary. When purchasing shares of the Fund, investors must specify whether the purchase is for Class A or Class I shares, as applicable.

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You may make an initial investment in an amount greater than the minimum amounts shown in the preceding table and the Adviser may, from time to time, reduce or waive the minimum initial investment amounts. This would allow the Adviser, for example, to waive or set different investment minimums for shares offered through financial intermediaries, and may waive the minimum investment requirements for employer-sponsored retirement plan accounts. The minimum initial investment amount is automatically waived for Fund shares purchased by Trustees of the Trust and current or retired directors and employees of the Adviser and its affiliates.

Automated Clearing House (“ACH”) Purchase: You may not use ACH transactions for your initial purchase of Fund shares. Current shareholders may purchase additional shares via ACH. To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

To the extent allowed by applicable law, the Fund reserves the right to discontinue offering shares at any time or to cease operating entirely.

The Fund does not accept investments by non-U.S. persons.

Class A Shares

Class A shares of the Fund are sold at the public offering price, which is the NAV plus an initial maximum sales charge which varies with the amount you invest as shown in the following chart. This means that part of your investment in the Fund will be used to pay the sales charge.

Class A Shares – Sales Charge Schedule
Your Investment	Front-End Sales Charge As a % Of Offering Price*	Front-End Sales Charge As a % Of Net Investment	Dealer Reallowance As a % Of Offering Price
Less than $50,000	5.75%	6.10%	5.00%
$50,000 but less than $100,000	4.50%	4.71%	4.00%
$100,000 but less than $250,000	3.50%	3.63%	3.00%
$250,000 but less than $500,000	2.50%	2.56%	2.00%
$500,000 or more	See below**	See below**	See below**

*	The offering price includes the sales charge.
**	There is no initial sales charge on purchases of Class A shares in an account or accounts with an accumulated value of $500,000 or more, but a CDSC of 1.00% will be imposed in the event of certain redemptions within 12 months of the date of purchase. See also the “Large Order Net Asset Value Purchase Privilege” section.

Because of rounding in the calculation of front-end sales charges, the actual front-end sales charge paid by an investor may be slightly higher or lower than the percentages noted above. No sales charge is imposed on Class A shares received from reinvestment of dividends or capital gain distributions.

Information on sales charges can also be found on the Fund’s website at www.northsquareinvest.com, or obtained by calling the Fund at 1-855-551-5521, or consulting with your financial adviser.

Class A Shares Purchase Programs

Eligible purchasers of Class A shares also may be entitled to reduced or waived sales charges through certain purchase programs offered by the Fund.

Eligible purchasers of Class A shares also may be entitled to reduced sales charges through the Quantity Discount programs offered by the Fund as discussed below. Eligible purchasers of Class A shares also may be entitled to waived sales charges as discussed below under “Net Asset Value Purchases” and “Large Order Net Asset Value Purchase Privilege.” The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. As described in Appendix A to this Prospectus,

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financial intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or CDSC waivers. In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts. Please see “Appendix A – Waivers and Discounts Available from Certain Intermediaries” of the Prospectus for a description of waivers or discounts available through certain intermediaries.

Quantity Discounts.

When purchasing Class A shares, if the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a discounted initial sales charge. For example, a purchase of up to $49,999.99 of Class A shares of the Fund would pay an initial charge of 5.75%, while a purchase of $50,000 would pay an initial charge of 4.50%. There are several breakpoints for the Fund, as shown in the “Class A Shares – Sales Charge Schedule” table above. The greater the investment, the greater the sales charge discount. Investments above $500,000 have no front-end sales charge but may be subject to a CDSC (please see “Large Order Net Asset Value Purchase Privilege” below for more information).

You may be able to lower your Class A sales charges if:

●	you assure the Fund in writing that you intend to invest at least $50,000 in Class A shares of the Fund over the next 13 months in exchange for a reduced sales charge (“Letter of Intent”) (see below); or

●	the amount of Class A shares you already own in the Fund plus the amount you intend to invest in Class A shares is at least $50,000 (“Cumulative Discount”).

By signing a Letter of Intent you can purchase shares of the Fund at a lower sales charge level. Your individual purchases will be made at the applicable sales charge based on the amount you intend to invest over a 13-month period as stated in the Letter of Intent.

Purchases resulting from the reinvestment of dividends and capital gains do not apply toward fulfillment of the Letter of Intent. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date. Shares equal to 5.75% of the amount stated in the Letter of Intent will be held in escrow during the 13-month period. If, at the end of the period, the total net amount invested is less than the amount stated in the Letter of Intent, you will be required to pay the difference between the reduced sales charge and the sales charge applicable to the individual net amounts invested had the Letter of Intent not been in effect. This amount will be obtained from redemption of the escrowed shares. Any remaining escrowed shares after payment to the Fund of the difference in applicable sales charges will be released to you. If you establish a Letter of Intent with the Fund, you can aggregate your accounts as well as the accounts of your immediate family members. You will need to provide written instructions with respect to the other accounts whose purchases should be considered in fulfillment of the Letter of Intent.

The Letter of Intent and Cumulative Discount are intended to let you combine investments made at other times for purposes of calculating your present sales charge. Any time you can use any of these quantity discounts to “move” your investment into a lower sales charge level, it is generally beneficial for you to do so.

For purposes of determining whether you are eligible for a reduced Class A sales charge, you and your immediate family members (i.e., your spouse or domestic partner and your children or stepchildren age 21 or younger) may aggregate your investments in the Fund. This includes, for example, investments held in a retirement account, an employee benefit plan, or through a financial adviser other than the one handling your current purchase. These combined investments will be valued at their current offering price to determine whether your current investment amount qualifies for a reduced sales charge.

You must notify the Fund or an approved financial intermediary at the time of purchase whenever a quantity discount is applicable to purchases and you may be required to provide the Fund, or an approved financial intermediary, with certain information or records to verify your eligibility for a quantity discount. Such information or records may include

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account statements or other records regarding the shares of the Fund held in all accounts (e.g., retirement accounts) by you and other eligible persons which may include accounts held at the Fund or at other approved financial intermediaries. Upon such notification, you will pay the sales charge at the lowest applicable sales charge level. You should retain any records necessary to substantiate the purchase price of the Fund’s shares, as the Fund and the approved financial intermediary may not retain this information.

Net Asset Value Purchases.

Class A shares are available for purchase without a sales charge if you are:

●	reinvesting dividends or distributions;

●	participating in an investment advisory or agency commission program under which you pay a fee to an investment adviser or other firm for portfolio management or brokerage services;

●	a financial intermediary purchasing on behalf of its clients that: (i) is compensated by clients on a fee-only basis, including but not limited to investment advisers, financial planners, and bank trust departments; or (ii) has entered into an agreement with the Fund to offer Class A shares through a no-load network or platform (please see Appendix A for a list of financial intermediaries that have these arrangements);

●	a trustee or other fiduciary purchasing shares for employer-sponsored retirement plans with at least $500,000 in total plan assets in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

●	a current Trustee of the Trust;

●	an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code) of the Adviser, Sub-Adviser or their affiliates or of a broker-dealer authorized to sell shares of the Fund.

Your financial adviser or the Fund’s transfer agent (the “Transfer Agent”) can answer your questions and help you determine if you are eligible.

Large Order Net Asset Value Purchase Privilege.

There is no initial sales charge on purchases of Class A shares in an account or accounts with an accumulated value of $500,000 or more, but a contingent deferred sales charge (“CDSC”) of 1.00% will be imposed in the event of certain redemptions within 12 months of the date of purchase. The CDSC is assessed on an amount equal to the lesser of the then current market value of the shares or the historical cost of the shares (which is the amount actually paid for the shares at the time of purchase) being redeemed.

A CDSC will be waived in the following circumstances:

●	If you are a current Trustee of the Trust;

●	If you are a trustee or other fiduciary purchasing shares for employer-sponsored retirement plans with at least $500,000 in total plan assets in connection with purchases of Fund shares made as a result of participant-directed exchanges between options in such a plan;

●	If you are an employee (including the employee’s spouse, domestic partner, children, grandchildren, parents, grandparents, siblings and any dependent of the employee, as defined in Section 152 of the Internal Revenue Code) of the Adviser, Sub-Adviser or their affiliates or of a broker-dealer authorized to sell shares of the Fund; or

●	Upon conversion of Class A shares into another class of shares of the Fund.

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Your financial adviser or the Transfer Agent can answer your questions and help you determine if you are eligible for waiver of a sales charge.

Class I Shares

To purchase Class I shares of the Fund, you generally must invest at least $100,000. Class I shares are not subject to any initial sales charge. There also are no CDSCs imposed on redemptions of Class I shares, and you do not pay any ongoing distribution/service fees; however, Class I shares of the Fund are subject to shareholder service fees.

The minimum investment requirement for Class I shares may be waived if you or your financial intermediary invest through an omnibus account, have an aggregate investment in our family of funds of $5 million or more, or in other situations as determined by the Adviser. In addition, financial intermediaries or plan record keepers may require retirement plans to meet certain other conditions, such as plan size or a minimum level of assets per participant, in order to be eligible to purchase Class I shares. The Adviser may permit a financial intermediary to waive applicable minimum initial investment for Class I shares in the following situations:

●	Broker-dealers purchasing Fund shares for clients in broker-sponsored discretionary fee-based advisory programs where the portfolio manager of the program acts on behalf of the shareholder through omnibus accounts;

●	Trust companies and bank wealth management organizations purchasing shares in a fiduciary, discretionary trustee or advisory account on behalf of the shareholder, through omnibus accounts or nominee name accounts;

●	Qualified Tuition Programs under Section 529 that have entered into an agreement with the Distributor;

●	Certain employer-sponsored retirement plans, as approved by the Adviser; and

●	Certain other situations deemed appropriate by the Adviser.

In-Kind Purchases and Redemptions

The Fund reserves the right to accept payment for shares in the form of securities that are permissible investments for the Fund. The Fund also reserves the right to pay redemptions by an “in-kind” distribution of portfolio securities (instead of cash) from the Fund. In-kind purchases and redemptions are taxable events and may result in the recognition of gain or loss for federal income tax purposes. See the SAI for further information about the terms of these purchases and redemptions.

Additional Investments

Additional subscriptions in the Fund generally may be made by investing at least the minimum amount shown in the table above. Exceptions may be made at the Fund’s discretion. You may purchase additional shares of the Fund by sending a check together with the Invest by Mail form from your most recent confirmation statement to the Fund at the applicable address listed in the table below. Please ensure that you include your account number on the check. If you do not have the Invest by Mail form from your confirmation statement, list your name, address and account number on a separate sheet of paper and include it with your check. You may also make additional investments in the Fund by wire transfer of funds or through an approved financial intermediary. The minimum additional investment amount is automatically waived for shares purchased by Trustees of the Trust and current or retired directors and employees of the Adviser and its affiliates. Please follow the procedures described in this Prospectus.

ACH Purchase: Current shareholders may purchase additional shares via ACH. To have this option added to your account, please send a letter to the Fund requesting this option and supply a voided check for the bank account. Only bank accounts held at domestic institutions that are ACH members may be used for these transactions.

Online Transactions

To establish internet transaction privileges, you must enroll through the website. You automatically have the ability to establish internet transaction privileges unless you decline the privileges on your New Account Application or IRA Application. You will be required to enter into a user’s agreement through the website in order to enroll in these privileges. To purchase shares through the website, you must also have ACH instructions on your account. Redemption proceeds may be sent to you by check to the address or record, or if your account has existing bank information, by wire or ACH. Only bank accounts held at domestic financial institutions that are ACH members can be used for transactions through the Fund’s website. Transactions through the website are subject to the same minimums and maximums as other transaction methods. Please call 1-855-551-5521 for assistance in establishing online access.

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You should be aware that the internet is an unsecured, unstable, unregulated and unpredictable environment. Your ability to use the website for transactions is dependent upon the internet and equipment, software, systems, data and services provided by various vendors and third parties. While the Fund and its service providers have established certain security procedures, the Fund, its distributor and its transfer agent cannot assure you that trading information will be completely secure.

There may also be delays, malfunctions, or other inconveniences generally associated with this medium. There also may be times when the website is unavailable for Fund transactions or other purposes. Should this happen, you should consider purchasing or redeeming shares by another method. Neither the Fund nor its transfer agent, distributor nor Adviser will be liable for any such delays or malfunctions or unauthorized interception or access to communications or account information.

Dividend Reinvestment

You may reinvest dividends and capital gains distributions in shares of the Fund. Such shares are acquired at NAV (without a sales charge) on the applicable payable date of the dividend or capital gain distribution. Unless you instruct otherwise, dividends and capital gains distributions are automatically reinvested in shares of the same class of the Fund paying the dividend or capital gains distribution. This instruction may be made by writing to the Transfer Agent or by telephone by calling 1-855-551-5521 at least five calendar days prior to the record date of the next distribution. You may, on the account application form or prior to any declaration, instruct that dividends and/or capital gains distributions be paid in cash or be reinvested in the Fund at the next determined NAV. If you elect to receive dividends and/or capital gains distributions in cash and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months or more, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s current NAV and to reinvest all subsequent distributions.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, you will be asked for your name, date of birth (for a natural person), your residential address or principal place of business, and mailing address (if different) as well as your Social Security Number or Taxpayer Identification Number. If you are opening the account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners. Additional information is required for corporations, partnerships and other entities. Applications without such information will not be considered in good order. The Fund reserves the right to deny any application if the application is not in good order.

This Prospectus should not be considered a solicitation to purchase or as an offer to sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the laws of that jurisdiction. Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Timing and Nature of Requests

The purchase price you will pay for the Fund’s shares will be at the next NAV (plus any sales charge, as applicable) calculated after the Transfer Agent or your authorized financial intermediary receives your request in good order. “Good order” means that your purchase request includes: (1) the name of the Fund and share class to be purchased, (2) the dollar amount of shares to be purchased, (3) your purchase application or investment stub, and (4) a check payable to North Square Funds. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be processed on that same day. Requests received at or after 4:00 p.m. (Eastern Time) will be transacted at the next business day’s NAV (plus any sales charge, if applicable). All purchases must be made in U.S. Dollars and drawn on U.S. financial institutions.

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Methods of Buying
Through a broker-dealer or other financial intermediary	The Fund is offered through certain approved financial intermediaries (and their agents). The Fund is also offered directly. A purchase order placed with a financial intermediary or its authorized agent is treated as if such order were placed directly with the Fund, and will be deemed to have been received by the Fund when the financial intermediary or its authorized agent receives the order and executed at the next NAV (plus any sales charge, as applicable) calculated by the Fund. Your financial intermediary will hold your shares in a pooled account in its (or its agent’s) name. The Fund may pay your financial intermediary (or its agent) to maintain your individual ownership information, maintain required records, and provide other shareholder services. A financial intermediary which offers shares may require payment of additional fees from its individual clients which may be in addition to those described in this Prospectus. For example, the financial intermediary may charge transaction fees or set different minimum investments. Your financial intermediary is responsible for processing your order correctly and promptly, keeping you advised of the status of your account, confirming your transactions and ensuring that you receive copies of the Fund’s Prospectus. Please contact your financial intermediary to determine whether it is an approved financial intermediary of the Fund or for additional information.
By mail	All checks must be made in U.S. Dollars and drawn on U.S. financial institutions. The Fund will not accept payment in cash or money orders. The Fund does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

To buy shares directly from the Fund by mail, complete an account application and send it together with your check for the amount you wish to invest to the Fund at the address indicated below. To make additional investments once you have opened your account, write your account number on the check and send it to the Fund together with the Invest by Mail form from your most recent confirmation statement received from the Transfer Agent. If your check is returned for insufficient funds, your purchase will be canceled and a $25 fee will be assessed against your account by the Transfer Agent. The Transfer Agent will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any payment that is returned. Shares of the Fund have not been registered for sale outside of the United States. The Fund generally does not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

Regular Mail North Square Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246	Overnight Delivery North Square Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Ultimus Fund Solutions, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

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By telephone	To make additional investments by telephone, you must authorize telephone purchases on your account application. If you have given authorization for telephone transactions and your account has been open for at least seven business days, call the Transfer Agent toll-free at 1-855-551-5521 and you will be allowed to move money in amounts of at least $100 from your bank account to the Fund’s account upon request. Only bank accounts held at U.S. institutions that are ACH members may be used for telephone transactions. If your order is placed before 4:00 p.m. (Eastern Time) on a business day, shares will be purchased in your account at the NAV (plus any sales charge, as applicable) calculated on that day. Orders received at or after 4:00 p.m. (Eastern Time) will be transacted at the next business day’s NAV (plus any sales charge, if applicable). For security reasons, requests by telephone will be recorded.
By wire

You may also buy shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Transfer Agent at Shareholder Services at 1-855-551-5521 to obtain instructions on how to set up your account and to obtain an account number.

You must provide a signed application to the Fund at the above address, to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, the custodian and the Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. The purchase price per share will be the NAV determined after the wire purchase is received by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

Selling (Redeeming) Fund Shares
Through a broker-dealer or other financial intermediary	If you purchased your shares through an approved financial intermediary, your redemption order must be placed through the same financial intermediary. The Fund will be deemed to have received a redemption order when a financial intermediary or, if applicable, an intermediary’s authorized designee, receives the order. The financial intermediary or its agent must receive your redemption order prior to 4:00 p.m. (Eastern Time) on a business day for the redemption to be processed at the current day’s NAV. Orders received at or after 4:00 p.m. (Eastern Time) on a business day or on a day when the Fund does not value its shares will be transacted at the next business day’s NAV. Please keep in mind that your financial intermediary may charge additional fees for its services. In the event your approved financial intermediary is no longer available or in operation, you may place your redemption order directly with the Fund as described below.
By mail	You may redeem shares purchased directly from the Fund by mail. Send your written redemption request to North Square Funds at the address indicated below. Your request must be in good order and contain the Fund’s name, the name(s) on the account, your account number and the dollar amount or the number of shares to be redeemed. The redemption request must be signed by all shareholders listed on the account along with a signature guarantee (if applicable). Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions dated within 60 days, or trust documents indicating proper authorization).

	Regular Mail North Square Funds c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246	Overnight Delivery North Square Funds c/o Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246

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The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, deposit in the mail or with such services, or receipt at Ultimus Fund Solutions, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
By telephone

To redeem shares by telephone, call the Fund at 1-855-551-5521 and specify the amount of money you wish to redeem. You may have a check sent to the address of record, or, if previously established on your account, you may have proceeds sent by wire or electronic funds transfer through the ACH network directly to your bank account. Wire transfers are subject to a $15 fee paid by the shareholder and your bank may charge a fee to receive wired funds. Checks sent via overnight delivery are subject to a $35 charge. You do not incur any charge when proceeds are sent via the ACH network; however, credit may not be available for two to three business days.

If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund), you may redeem shares worth up to $50,000 by instructing the Fund by phone at 1-855-551-5521. Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction. If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person. Unless noted on the initial account application, a signature guarantee may be required of all shareholders in order to qualify for or to change telephone redemption privileges.

Note: The Fund and all of its service providers will not be liable for any loss or expense in acting upon instructions that are reasonably believed to be genuine. To confirm that all telephone instructions are genuine, the caller must verify the following:

●	The applicable Fund account number;

●	The name in which his or her account is registered;

●	The Social Security Number or Taxpayer Identification Number under which the account is registered; and

●	The address of the account holder, as stated in the account application form.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund and/or its service providers have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time).

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “Methods of Buying.”

Signature Guarantee

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

A signature guarantee, from either a Medallion program member or a non-Medallion program member, is required in the following situations:

●	If ownership is being changed on your account;

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●	When redemption proceeds are payable or sent to any person, address or bank account not on record;

●	When a redemption transmitted by wire transfer or ACH to a bank of record prior to 30 calendar days since the bank instructions were added or changed;

●	When a redemption is received by the Transfer Agent and the account address has changed within the last 15 calendar days; or

●	You wish to redeem more than $50,000 worth of shares.

In addition to the situations described above, the Fund and/or the Transfer Agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation. Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source. The Fund reserves the right to waive any signature requirement at its discretion.

Systematic Withdrawal Plan

You may request that a predetermined dollar amount be sent to you on a monthly or quarterly basis. Your account must maintain a value of at least $10,000 for you to be eligible to participate in the Systematic Withdrawal Plan (“SWP”). The minimum withdrawal amount is $100. If you elect to receive redemptions through the SWP, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account on record. You may request an application for the SWP by calling the Transfer Agent toll-free at 1-855-551-5521. The Fund may modify or terminate the SWP at any time. You may terminate your participation in the SWP by calling the Transfer Agent at least five calendar days before the next withdrawal.

Automatic Investment Plan

Once your account has been opened with the initial minimum investment, you may make additional purchases of shares at regular intervals through the Automatic Investment Plan (“AIP”). The AIP provides a convenient method to have monies deducted from your bank account, for investment into the Fund, on a monthly or quarterly basis. In order to participate in the AIP, each purchase must be in the amount of $100 or more for Class A shares and your financial institution must be a member of the ACH network. There is no minimum for Class I shares to participate in the AIP. If your bank rejects your payment, the Transfer Agent will charge a $25 fee to your account. To begin participating in the AIP, please complete the Automatic Investment Plan section on the account application or call the Transfer Agent at 1-855-551-5521, if you have questions about the AIP. Any request to change or terminate your AIP should be submitted to the Transfer Agent at least five calendar days prior to the automatic investment date.

Payment of Redemption Proceeds

You may redeem shares of the Fund at a price equal to the NAV next determined after the Transfer Agent and/or authorized intermediary or agent receives your redemption request in good order. Generally, your redemption request cannot be processed on days the NYSE is closed. Redemption proceeds for requests received in good order by the Transfer Agent and/or authorized agent before the close of the regular trading session of the NYSE (generally, 4:00 p.m. Eastern Time) will usually be sent on the following business day to the address of record or the bank you indicate or wired using the wire instructions on record. Payment of redemption proceeds may take longer than typically expected, but will be sent within seven calendar days after the Fund receives your redemption request, except as specified below.

If you did not purchase your shares with a wire payment, the Transfer Agent may delay payment of your redemption proceeds for up to 15 calendar days from the date of purchase or until your payment has cleared, whichever comes first. Furthermore, the Fund may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven calendar days: (1) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (2) for any period during which an emergency exists affecting the sale of the Fund’s securities or making such sale or the fair determination of the value of the Fund’s net assets not reasonably practicable; or (3) for such other periods as the SEC may permit for the protection of the Fund’s shareholders.

Other Redemption Information

Shareholders who hold shares of the Fund through an IRA or other retirement plan, must indicate on their written redemption requests whether to withhold federal income tax. Redemption requests failing to indicate an election not to have taxes withheld will generally be subject to a 10% federal income tax withholding. Shares held in IRAs and other

Your Account with the Fund	29

retirement accounts may be redeemed by telephone at 1-855-551-5521. Investors will be asked whether or not to withhold taxes from any distribution. In addition, if you are a resident of certain states, state income tax also applies to non-Roth IRA distributions when federal withholding applies. Please consult with your tax professional.

The Fund generally pays sale (redemption) proceeds in cash. The Fund typically expects to satisfy redemption requests by selling portfolio assets or by using holdings of cash or cash equivalents. On a less regular basis, the Fund may also satisfy redemption requests by drawing on a line of credit. These methods may be used during both normal and stressed market conditions. Under unusual conditions, the Fund may pay all or part of a shareholder’s redemption proceeds in portfolio securities with a market value equal to the redemption price (redemption in-kind) in lieu of cash in order to protect the interests of the Fund’s remaining shareholders. The Fund may redeem shares in-kind during both normal and stressed market conditions. If the Fund redeems your shares in kind, you will bear any market risks associated with investment in these securities, and you will be responsible for the costs (including brokerage charges) of converting the securities to cash.

The Fund may redeem all of the shares held in your account if your balance falls below the Fund’s minimum initial investment amount due to your redemption activity. In these circumstances, the Fund will notify you in writing and request that you increase your balance above the minimum initial investment amount within 30 days of the date of the notice. If, within 30 days of the Fund’s written request, you have not increased your account balance, your shares will be automatically redeemed at the current NAV. The Fund will not require that your shares be redeemed if the value of your account drops below the investment minimum due to fluctuations of the Fund’s NAV.

IRA and Coverdell Education Savings Account Maintenance Fee

An annual account maintenance fee of $25 will be charged for each IRA and Coverdell Education Savings Account.

Cost Basis Information

Federal tax law requires that regulated investment companies, such as the Fund, report its shareholders’ cost basis, gain/loss, and holding period to the IRS on the shareholders’ Consolidated Form 1099s when “covered” shares of the regulated investment companies are sold. Covered shares are any shares acquired (including pursuant to a dividend reinvestment plan) on or after January 1, 2012.

The Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders, which means this is the method the Fund will use to determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Fund’s standing tax lot identification method is the method it will use to report the sale of covered shares on your Consolidated Form 1099 if you do not select a specific tax lot identification method. Redemptions are taxable and you may realize a gain or a loss upon the sale of your shares. Certain shareholders may be subject to backup withholding.

Subject to certain limitations, you may choose a method other than the Fund’s standing method at the time of your purchase or upon the sale of covered shares. For all shareholders using a method other than the specific tax lot identification method, the Fund first redeems shares you acquired on or before December 30, 2011, and then apply your elected method to shares acquired after that date. Please refer to the appropriate Treasury regulations or consult your tax adviser with regard to your personal circumstances.

Tools to Combat Frequent Transactions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. The Trust discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Trust takes steps to reduce the frequency and effect of these activities in the Fund. These steps may include monitoring trading activity and using fair value pricing. In addition, the Trust may take action, which may include using its best efforts to restrict a shareholder’s trading privileges in the Fund, if that shareholder has engaged in four or more “round trips” in the Fund during a 12-month period. Although these efforts (which are described in more detail below) are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity may occur. Further, while the Trust makes efforts to identify and restrict frequent trading, the Trust receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Trust seeks to exercise its judgment in implementing these tools to the best of its ability in a manner that the Trust believes is consistent with the interest of Fund shareholders.

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Monitoring Trading Practices	The Trust may monitor trades in Fund shares in an effort to detect short-term trading activities. If, as a result of this monitoring, the Trust believes that a shareholder of the Fund has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. In making such judgments, the Trust seeks to act in a manner that it believes is consistent with the best interest of Fund shareholders. Due to the complexity and subjectivity involved in identifying abusive trading activity, there can be no assurance that the Trust’s efforts will identify all trades or trading practices that may be considered abusive.

General Transaction Policies

Some of the following policies are mentioned above. In general, the Adviser reserves the right to:

●	vary or waive any minimum investment requirement;

●	refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges (if redemption by telephone is not available, you may send your redemption order to the Fund via regular or overnight delivery), for any reason;

●	reject any purchase request for any reason (generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund due to the timing of the investment or an investor’s history of excessive trading);

●	delay paying redemption proceeds for up to seven calendar days after receiving a request, if an earlier payment could adversely affect the Fund;

●	reject any purchase or redemption request that does not contain all required documentation; and

●	subject to applicable law and with prior notice, adopt other policies from time to time requiring mandatory redemption of shares in certain circumstances.

If you elect telephone privileges on the account application or in a letter to the Fund, you may be responsible for any fraudulent telephone orders as long as the Fund and/or its service providers have taken reasonable precautions to verify your identity. In addition, once you place a telephone transaction request, it cannot be canceled or modified after market close.

During periods of significant economic or market change, telephone transactions may be difficult to complete. If you are unable to contact the Fund by telephone, you may also mail your request to the Fund at the address listed under “Methods of Buying.”

Your broker or other financial intermediary may establish policies that differ from those of the Fund. For example, the organization may charge transaction fees, set higher minimum investments, or impose certain limitations on buying or selling shares in addition to those identified in this Prospectus. Contact your broker or other financial intermediary for details.

Please note that the value of your account may be transferred to the appropriate state if no activity occurs in the account within the time period specified by state law.

Exchange Privilege

You may exchange shares of the Fund for the same class of shares in an identically registered account of another North Square Fund (please contact the North Square Funds at 1-855-551-5521 to receive the prospectus). The amount of the exchange must be equal to or greater than the required minimum initial investment (see “Minimum Investments” table).

Your Account with the Fund	31

You may realize either a gain or loss on those shares and will be responsible for paying the appropriate taxes. If you exchange shares through a broker, the broker may charge you a transaction fee. You may exchange shares by sending a written request to the Fund or, if authorized on your application, by telephone. Be sure that your written request includes the dollar amount or number of shares to be exchanged, the name(s) on the account and the account number(s), and is signed by all shareholders on the account. In order to limit expenses, the Fund reserves the right to limit the total number of exchanges you can make in any year. There are no sales charges for exchanges of shares.

Conversion of Shares

A share conversion is a transaction in which shares of one class of the Fund are exchanged for shares of another class of the same Fund. Share conversions can occur between each share class of the Fund. Generally, share conversions occur when a shareholder becomes eligible for another share class of the Fund or no longer meets the eligibility criteria of the share class owned by the shareholder (and another class exists for which the shareholder would be eligible). Please note that a share conversion is generally a non-taxable event, but you should consult with your personal tax adviser on your particular circumstances.

A request for a share conversion will not be processed until it is received in “good order” (as defined above) by the Fund or your financial intermediary or its designee. To receive the NAV of the new class calculated that day, conversion requests must be received in good order by the Fund or your financial intermediary before 4:00 p.m., Eastern Time or the financial intermediary’s earlier applicable deadline. Please note that, because the NAV of each class of the Fund will generally vary from the NAVs of the other classes due to differences in expenses, you will receive a number of shares of the new class that is different from the number of shares that you held of the old class, but the total value of your holdings will remain the same.

The Fund’s frequent trading policies will not be applicable to share conversions. If you hold your shares through a financial intermediary, please contact the financial intermediary for more information on share conversions. Please note that certain financial intermediaries may not permit all types of share conversions. The Fund reserves the right to terminate, suspend or modify the share conversion privilege for any shareholder or group of shareholders.

The Fund reserves the right to automatically convert shareholders from one class to another if they either no longer qualify as eligible for their existing class or if they become eligible for another class. Such mandatory conversions may be as a result of a change in value of an account due to market movements, exchanges or redemptions. The Fund will notify affected shareholders in writing prior to any mandatory conversion.

Availability of Information

Information regarding sales charges of the Fund and the applicability and availability of discounts from sales charges is available free of charge on the Fund’s website at www.northsquareinvest.com. The Prospectus and SAI are also available on the website.

Prospectus and Shareholder Report Mailings

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, supplements, and certain other shareholder documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-855-551-5521 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Lost Shareholders, Inactive Accounts and Unclaimed Property

It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Mutual fund accounts may be transferred to the state government of an investor’s state of residence if no activity occurs within the account during the “inactivity period” specified in the applicable state’s abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which

Your Account with the Fund	32

state has jurisdiction. Please proactively contact the Transfer Agent toll-free at 1-855-551-5521 at least annually to ensure your account remains in active status. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

Additional Information

The Fund enters into contractual arrangements with various parties, including, among others, the Adviser and Sub-Adviser, who provide services to the Fund. Shareholders are not parties to, or intended (or “third party”) beneficiaries of, those contractual arrangements.

The Prospectus and the SAI provide information concerning the Fund that you should consider in determining whether to purchase shares of the Fund. The Fund may make changes to this information from time to time. Neither this Prospectus nor the SAI is intended to give rise to any contract rights or other rights in any shareholder, other than any rights conferred by federal or state securities laws that may not be waived.

Investors should note that the Fund reserves the right to discontinue offering shares at any time, to merge or reorganize itself or a class of shares, or to cease operations and liquidate at any time.

DIVIDENDS AND DISTRIBUTIONS

The Fund will make distributions of net investment income annually and net capital gains, if any, at least annually, typically in December. The Fund may make an additional payment of dividends or distributions if it deems it desirable at any other time during the year.

The per share distributions on Class A shares may be lower than the per share distributions on Class I shares as a result of the higher distribution/service fees applicable to Class A shares.

If you buy shares of the Fund just before it makes a distribution (on or before the record date), you will receive some of the purchase price back in the form of a taxable distribution.

All dividends and distributions will be reinvested in Fund shares unless you choose one of the following options: (1) to receive net investment income dividends in cash, while reinvesting capital gain distributions in additional Fund shares; (2) to receive all dividends and distributions in cash, or (3) to receive capital gain distributions in cash, while reinvesting net investment income in additional Fund shares. If you wish to change your distribution option, please write to or call the Transfer Agent at least five calendar days before the record date of the distribution.

If you elect to receive distributions in cash and the U.S. Postal Service cannot deliver your check, or if your distribution check has not been cashed for six months, the Fund reserves the right to reinvest the distribution check in your account at the Fund’s then current NAV and to reinvest all subsequent distributions.

FEDERAL INCOME TAX CONSEQUENCES

The following discussion is very general and does not address investors subject to special rules, such as investors who hold Fund shares through an IRA, 401(k) plan or other tax-advantaged account. The SAI contains further information about taxes. Because each shareholder’s circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the Fund.

You will generally have to pay federal income taxes, as well as any state or local taxes, on distributions received from the Fund, whether paid in cash or reinvested in additional shares. If you sell Fund shares, it is generally considered a taxable event. If you exchange shares of the Fund for shares of another fund, the exchange will be treated as a sale of the Fund’s shares and any gain on the transaction may be subject to federal income tax.

Your Account with the Fund	33

Distributions of net investment income, other than “qualified dividend income” and distributions of net short-term capital gains, are taxable for federal income tax purposes at ordinary income tax rates. Distributions from the Fund’s net capital gain (i.e., the excess of its net long-term capital gain over net short-term capital loss) are taxable for federal income tax purposes as long-term capital gain, regardless of how long the shareholder has held Fund shares.

Dividends paid by the Fund (but none of the Fund’s capital gain distributions) may qualify in part for the dividends-received deduction available to corporate shareholders, provided certain holding period and other requirements are satisfied. Distributions of investment income that the Fund reports as “qualified dividend income” may be eligible to be taxed to non-corporate shareholders at the reduced rates applicable to long-term capital gain if derived from the Fund’s qualified dividend income and if certain other requirements are satisfied. “Qualified dividend income” generally is income derived from dividends paid by U.S. corporations or certain foreign corporations that are either incorporated in a U.S. possession or eligible for tax benefits under certain U.S. income tax treaties. In addition, dividends that the Fund receives in respect of stock of certain foreign corporations may be qualified dividend income if that stock is readily tradable on an established U.S. securities market. Although dividends received from REITs generally do not constitute qualified dividend income, certain REIT dividends attributable to a REIT’s trade or business income may qualify for a reduced rate of taxation as “qualified business income” in the hands of individuals, trusts and estates, provided certain holding period and other requirements are satisfied by the shareholder.

You may want to avoid buying shares of the Fund just before it declares a distribution (on or before the record date), because such a distribution will be taxable to you even though it may effectively be a return of a portion of your investment.

Although distributions are generally taxable when received, dividends declared in October, November or December to shareholders of record as of a date in such month and paid during the following January are treated as if received on December 31 of the calendar year when the dividends were declared. Information on the federal income tax status of dividends and distributions is provided annually.

Dividends and distributions from the Fund and net gain from redemptions of Fund shares will generally be taken into account in determining a shareholder’s “net investment income” for purposes of the Medicare contribution tax applicable to certain individuals, estates and trusts.

If you do not provide the Fund with your correct taxpayer identification number and any required certifications, you will be subject to backup withholding on your redemption proceeds, dividends and other distributions. The backup withholding rate is currently at a rate set under Section 3406 of the Code for U.S. residents.

Dividends and certain other payments made by the Fund to a non-U.S. shareholder are subject to such withholding of federal income tax at the rate of 30% (or such lower rate as may be determined in accordance with any applicable treaty). Dividends that are reported by the Fund as “interest-related dividends” or “short-term capital gain dividends” are generally exempt from such withholding. In general, the Fund may report interest-related dividends to the extent of its net income derived from U.S.-source interest and the Fund may report short-term capital gain dividends to the extent its net short-term capital gain for the taxable year exceeds its net long-term capital loss. Backup withholding will not be applied to payments that have been subject to the 30% withholding tax described in this paragraph.

Unless certain non-U.S. entities that hold shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to distributions. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of the agreement.

Some of the Fund’s investment income may be subject to foreign income taxes that are withheld at the country of origin. Tax treaties between certain countries and the United States may reduce or eliminate such taxes, but there can be no assurance that the Fund will qualify for treaty benefits.

Federal Income Tax Consequences	34

FINANCIAL HIGHLIGHTS

Because the Fund has not commenced investment operations as of the date of this Prospectus, no financial highlights are available for the Fund at this time. In the future, financial highlights will be presented in this section of the Prospectus.

Financial Highlights	35

APPENDIX A – WAIVERS AND DISCOUNTS AVAILABLE FROM CERTAIN INTERMEDIARIES

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from a North Square Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred sales load (“CDSC”) waivers, some of which are discussed below. In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from a Fund or through another intermediary to receive these waivers or discounts.

The following shareholders that purchase a Fund’s shares through the following financial intermediaries will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in the Funds’ Prospectus or SAI:

Front–End Sales Load Waivers on Class A Shares
Fidelity Brokerage Services
●	Fund shares purchased by Employee Benefit Plans through Fidelity Investments Institutional Operations Company, Inc.
●	Fund shares listed on Fidelity’s No Transaction Fee platform that are purchased through accounts maintained through Fidelity’s Institutional Wealth Services.
TD Ameritrade, Inc.
●	Fund shares sold through fee-based programs or separate accounts sponsored, offered or facilitated by TD Ameritrade or its affiliates, clients or customers.
●	Fund shares sold through TD Ameritrade’s Premier List.
●	Fund shares purchased by third party investment advisors on behalf of their advisory clients through TD Ameritrade’s platform.
CDSC Waivers on Class C Shares
Fidelity Brokerage Services
●	Fund shares purchased by Employee Benefit Plans through Fidelity Investments Institutional Operations Company, Inc.
●	Shares of Funds on Fidelity’s No Transaction Fee platform that are purchased through accounts maintained through Fidelity’s Institutional Wealth Services.
TD Ameritrade, Inc.
●	Fund shares sold through fee-based programs or separate accounts sponsored, offered or facilitated by TD Ameritrade or its affiliates, clients or customers.
●	Fund shares sold through TD Ameritrade’s Premier List.
●	Fund shares purchased by third party investment advisors on behalf of their advisory clients through TD Ameritrade’s platform.

Purchases or sales of front-end (i.e. Class A) or level-load (i.e., Class C) mutual fund shares through a Merrill Lynch, Pierce, Fenner & Smith, Inc. (“Merrill”) platform or account will be eligible only for the following sales load waivers (front-end, contingent deferred, or back-end waivers) and discounts, which differ from those disclosed elsewhere in this Fund’s prospectus. Purchasers will have to buy mutual fund shares directly from the mutual fund company or through another intermediary to be eligible for waivers or discounts not listed below.

Appendix A – Waivers and Discounts	36

It is the client’s responsibility to notify Merrill at the time of purchase or sale of any relationship or other facts that qualify the transaction for a waiver or discount. A Merrill representative may ask for reasonable documentation of such facts and Merrill may condition the granting of a waiver or discount on the timely receipt of such documentation.

Additional information on waivers and discounts is available in the Merrill Sales Load Waiver and Discounts Supplement (the “Merrill SLWD Supplement”) and in the Mutual Fund Investing at Merrill pamphlet at ml.com/funds. Clients are encouraged to review these documents and speak with their financial advisor to determine whether a transaction is eligible for a waiver or discount.

Front-end Load Waivers Available at Merrill
Shares of mutual funds available for purchase by employer-sponsored retirement, deferred compensation, and employee benefit plans (including health savings accounts) and trusts used to fund those plans provided the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
Shares purchased through a Merrill investment advisory program
Brokerage class shares exchanged from advisory class shares due to the holdings moving from a Merrill investment advisory program to a Merrill brokerage account
Shares purchased through the Merrill Edge Self-Directed platform
Shares purchased through the systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same mutual fund in the same account
Shares exchanged from level-load shares to front-end load shares of the same mutual fund in accordance with the description in the Merrill SLWD Supplement
Shares purchased by eligible employees of Merrill or its affiliates and their family members who purchase shares in accounts within the employee’s Merrill Household (as defined in the Merrill SLWD Supplement)
Shares purchased by eligible persons associated with the fund as defined in this prospectus (e.g. the fund’s officers or trustees)
Shares purchased from the proceeds of a mutual fund redemption in front-end load shares provided (1) the repurchase is in a mutual fund within the same fund family; (2) the repurchase occurs within 90 calendar days from the redemption trade date, and (3) the redemption and purchase occur in the same account (known as Rights of Reinstatement). Automated transactions (i.e. systematic purchases and withdrawals) and purchases made after shares are automatically sold to pay Merrill’s account maintenance fees are not eligible for Rights of Reinstatement
Contingent Deferred Sales Charge (“CDSC”) Waivers on Front-end, Back-end, and Level Load Shares Available at Merrill
Shares sold due to the client’s death or disability (as defined by Internal Revenue Code Section 22(e)(3))
Shares sold pursuant to a systematic withdrawal program subject to Merrill’s maximum systematic withdrawal limits as described in the Merrill SLWD Supplement
Shares sold due to return of excess contributions from an IRA account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the investor reaching the qualified age based on applicable IRS regulation
Front-end or level-load shares held in commission-based, non-taxable retirement brokerage accounts (e.g. traditional, Roth, rollover, SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans) that are transferred to fee-based accounts or platforms and exchanged for a lower cost share class of the same mutual fund
Front-end Load Discounts Available at Merrill: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoint discounts, as described in this prospectus, where the sales load is at or below the maximum sales load that Merrill permits to be assessed to a front-end load purchase, as described in the Merrill SLWD Supplement
Rights of Accumulation (ROA), as described in the Merrill SLWD Supplement, which entitle clients to breakpoint discounts based on the aggregated holdings of mutual fund family assets held in accounts in their Merrill Household
Letters of Intent (LOI), which allow for breakpoint discounts on eligible new purchases based on anticipated future eligible purchases within a fund family at Merrill, in accounts within your Merrill Household, as further described in the Merrill SLWD Supplement

Appendix A – Waivers and Discounts	37

Effective May 1, 2020, if you purchase fund shares through a Janney Montgomery Scott LLC (“Janney”) brokerage account, you will be eligible for the following load waivers (front-end sales charge waivers and contingent deferred sales charge (“CDSC”), or back-end sales charge, waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s Prospectus or SAI.

Front-end sales charge* waivers on Class A shares available at Janney

○	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

○	Shares purchased by employees and registered representatives of Janney or its affiliates and their family members as designated by Janney.

○	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within ninety (90) days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (i.e., right of reinstatement).

○	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

○	Shares acquired through a right of reinstatement.

○	Class C shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Janney’s policies and procedures.

CDSC waivers on Class A and C shares available at Janney

○	Shares sold upon the death or disability of the shareholder.

○	Shares sold as part of a systematic withdrawal plan as described in the fund’s Prospectus.

○	Shares purchased in connection with a return of excess contributions from an IRA account.

○	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.

○	Shares sold to pay Janney fees but only if the transaction is initiated by Janney.

○	Shares acquired through a right of reinstatement.

○	Shares exchanged into the same share class of a different fund.

Front-end sales charge* discounts available at Janney: breakpoints, rights of accumulation, and/or letters of intent

○	Breakpoints as described in the fund’s Prospectus.

○	Rights of accumulation (“ROA”), which entitle shareholders to breakpoint discounts, will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Janney. Eligible fund family assets not held at Janney may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets.

○	Letters of intent which allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Janney Montgomery Scott may be included in the calculation of letters of intent only if the shareholder notifies his or her financial advisor about such assets.

*	Also referred to as an “initial sales charge.”

Appendix A – Waivers and Discounts	38

Morgan Stanley

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in this Funds’ Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management
●	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans
●	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
●	Shares purchased through a Morgan Stanley self-directed brokerage account
●	Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge

Raymond James & Associates, Inc., Raymond James Financial Services, Inc. and each entity’s affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account or through an introducing broker-dealer or independent registered investment adviser for which Raymond James provides trade execution, clearance, and/or custody services, will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James
●	Shares purchased in an investment advisory program.
●	Shares purchased within the same fund family through a systematic reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
●	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

CDSC Waivers on Classes A and C shares available at Raymond James
●	Death or disability of the shareholder.
●	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
●	Return of excess contributions from an IRA Account.
●	Shares sold as part of a required minimum distribution for IRA and retirement accounts pursuant to the Internal Revenue Code.
●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
●	Shares acquired through a right of reinstatement.

Appendix A – Waivers and Discounts	39

Front-end load discounts available at Raymond James: breakpoints, rights of accumulation and/or letters of intent
●	Breakpoints as described in this prospectus.
●	Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the calculation rights of accumulation calculation only if the shareholder notifies his or her financial adviser about such assets.
●	Letters of intent will allow for breakpoint discounts based on anticipated purchases within a fund family, over a 13-month time period. Eligible fund family assets not held at Raymond James may be included in the calculation of letters of intent only if the shareholder notifies his or her financial adviser about such assets.

Effective May 20, 2020, shareholders purchasing Fund shares through an Oppenheimer & Co. Inc. (“OPCO”) platform or account are eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund’s prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at OPCO

●	Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

●	Shares purchased by or through a 529 Plan

●	Shares purchased through a OPCO affiliated investment advisory program

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

●	Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Restatement)

●	A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of OPCO

●	Employees and registered representatives of OPCO or its affiliates and their family members

●	Directors or Trustees of the Fund, and employees of the Fund’s investment adviser or any of its affiliates, as described in this prospectus

CDSC Waivers on A and C Shares available at OPCO

●	Death or disability of the shareholder

●	Shares sold as part of a systematic withdrawal plan as described in the Fund’s prospectus

●	Return of excess contributions from an IRA Account

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable IRS regulations as described in the prospectus

●	Shares sold to pay OPCO fees but only if the transaction is initiated by OPCO

●	Shares acquired through a right of reinstatement

Appendix A – Waivers and Discounts	40

Front-end load Discounts Available at OPCO: Breakpoints, Rights of Accumulation & Letters of Intent

●	Breakpoints as described in this prospectus.

●	Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at OPCO. Eligible fund family assets not held at OPCO may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Effective June 15, 2020, shareholders purchasing fund shares through a Robert W. Baird & Co. (“Baird”) platform or account will only be eligible for the following sales charge waivers (front-end sales charge waivers and CDSC waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or the SAI.

Front-End Sales Charge Waivers on Investors A-shares Available at Baird

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund

●	Shares purchase by employees and registers representatives of Baird or its affiliate and their family members as designated by Baird

●	Shares purchased using the proceeds of redemptions from a Fund, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same accounts, and (3) redeemed shares were subject to a front-end or deferred sales charge (known as rights of reinstatement)

●	A shareholder in the Funds Investor C Shares will have their share converted at net asset value to Investor A shares of the same fund if the shares are no longer subject to CDSC and the conversion is in line with the policies and procedures of Baird

●	Employer-sponsored retirement plans or charitable accounts in a transactional brokerage account at Baird, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans. For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs or SAR-SEPs

CDSC Waivers on Investor A and C shares Available at Baird

●	Shares sold due to death or disability of the shareholder

●	Shares sold as part of a systematic withdrawal plan as described in the Fund’s Prospectus

●	Shares bought due to returns of excess contributions from an IRA Account

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching the qualified age based on applicable Internal Revenue Service regulations as described in the Fund’s prospectus

●	Shares sold to pay Baird fees but only if the transaction is initiated by Baird

●	Shares acquired through a right of reinstatement

Front-End Sales Charge Discounts Available at Baird: Breakpoints and/or Rights of Accumulations

●	Breakpoints as described in this prospectus

●	Rights of accumulations which entitles shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of Fund assets held by accounts within the purchaser’s household at Baird. Eligible Fund assets not held at Baird may be included in the rights of accumulations calculation only if the shareholder notifies his or her financial advisor about such assets

●	Letters of Intent (LOI) allow for breakpoint discounts based on anticipated purchases of the Fund through Baird, over a 13-month period of time

*************

Appendix A – Waivers and Discounts	41

Waiver of Initial Sales Charge on Purchases of Class A Shares by Certain Financial Institutions:

No initial sales charge is imposed on purchases of Class A shares by the following financial institutions that (i) are compensated by clients on a fee-only basis, or (ii) to the extent that they have entered into an agreement with the Funds to offer Class A shares through no-load network or platforms as described in “Net Asset Value Purchases” of this Prospectus.

In addition to the Financial Institutions above, the list below includes, but is not limited to, additional Financial Institutions that may waive the initial sales charge imposed on purchases of Class A Shares. For more information, please contact your Financial Intermediary:

American United Life Insurance Co	MML Investors Services, LLC
Ascensus Trust Co/ Ascensus Fin Serv LLC	Morgan Stanley Smith Barney
Charles Schwab & Co	MSI Financial Services Inc
Commonwealth Financial Network	Mutual Of Omaha Investor Services
Edward D Jones & Co	National Financial Services Corporation
First Command Financial Planning, Inc.	Nationwide Investment Services Corporation
Gwn Securities Inc	Next Financial Group Inc
Hartford Life Insurance Co	Raymond James & Associates Inc
Lpl Financial Corporation	Sagepoint Financial Inc
M Holdings Securities, Inc.	Signator Financial Services, Inc.
Matrix Trust Company/ Mscs Financial	Silver Oak Securities Inc
Merrill Lynch, Pierce, Fenner, & Smith	UBS Financial Services, Inc.
MML Distributors LLC	Wells Fargo Clearing Services LLC

Appendix A – Waivers and Discounts	42

Investment Adviser
North Square Investments, LLC
200 West Madison Street, Suite 2610
Chicago, Illinois 60606

Investment Sub-Adviser
Kennedy Capital Management LLC
10829 Olive Boulevard, Suite 100
St. Louis, Missouri 63141

Fund Administrator, Transfer Agent and Fund Accountant
Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

1-513-587-3400

Custodian

U.S. Bank N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, Wisconsin 53212

Distributor

Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group)

Three Canal Plaza, Suite 100

Portland, Maine 04101

www.foreside.com

Counsel to the Trust

Blank Rome LLP

1271 Avenue of the Americas

New York, New York 10020

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, Ohio 44115

North Square Funds

FOR MORE INFORMATION

Statement of Additional Information (“SAI”)

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Shareholder Reports

Additional information about the Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its most recent fiscal year.

The Fund’s SAI is available and annual and semi-annual reports are available, free of charge, on the Fund’s website at www.northsquareinvest.com. You can also obtain a free copy of the Fund’s SAI or annual and semi-annual reports, request other information, or inquire about the Fund by contacting a broker that sells shares of the Fund or by calling the Fund (toll-free) at 1-855-551-5521 or by writing to:

North Square Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

Reports and other information about the Fund is available:

●	Free of charge on the SEC’s EDGAR Database on the SEC’s Internet site at http://www.sec.gov; or

●	For a duplication fee, by electronic request at the following e-mail address:publicinfo@sec.gov.

(Investment Company Act file no. 811-23373.)

Statement of Additional Information

NORTH SQUARE FUNDS

NORTH SQUARE KENNEDY MICROCAP FUND

Class A: NKAAX*

Class I: NKMCX

June 8, 2024

This Statement of Additional Information (“SAI”) is not a prospectus, and it should be read in conjunction with the Prospectus dated June 8, 2024 as may be amended from time to time of the North Square Kennedy MicroCap Fund (the “Fund”). The Fund is a series of North Square Investments Trust (the “Trust”). Effective on or about June 24, 2024, the Trust is expected to change its name from “North Square Investments Trust” to “Exchange Place Advisors Trust.” North Square Investments, LLC (“North Square” or the “Adviser”) is the investment adviser to the Fund. A copy of the Fund’s Prospectus may be obtained on the Fund’s website, www.northsquareinvest.com, or by contacting the Fund at the address or telephone number specified below. A copy of the Fund’s Annual Report, when available, can be obtained by contacting the Fund at the address or telephone number specified below.

*Not currently offered.

North Square Funds

c/o Ultimus Fund Solutions, LLC

P.O. Box 46707

Cincinnati, Ohio 45246

1-855-551-5521

TABLE OF CONTENTS

THE TRUST AND THE FUND	B-3
INVESTMENT STRATEGIES, POLICIES AND RISKS	B-3
MANAGEMENT OF THE FUND	B-25
PORTFOLIO TRANSACTIONS AND BROKERAGE	B-39
PORTFOLIO TURNOVER	B-40
PROXY VOTING POLICY	B-40
CODES OF ETHICS	B-41
ANTI-MONEY LAUNDERING PROGRAM	B-41
PORTFOLIO HOLDINGS INFORMATION	B-41
DETERMINATION OF NET ASSET VALUE	B-44
PURCHASE AND REDEMPTION OF FUND SHARES	B-45
FEDERAL INCOME TAX MATTERS	B-46
DIVIDENDS AND DISTRIBUTIONS	B-52
GENERAL INFORMATION	B-53
FINANCIAL STATEMENTS	B-54
APPENDIX A - DESCRIPTION OF SECURITIES RATINGS	B-55
APPENDIX B - NORTH SQUARE INVESTMENTS TRUST - PROXY VOTING POLICIES	B-61

THE TRUST AND THE FUND

The Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. The Trust currently consists of several series of shares of beneficial interest. This SAI relates only to the North Square Kennedy MicroCap Fund (the “Fund”) and not to the other series of the Trust.

The Trust is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

The Fund is a diversified fund, which means it is subject to the diversification requirements under the Investment Company Act of 1940, as amended (the “1940 Act”). Under the 1940 Act, a diversified fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of one issuer (and in not more than 10% of the outstanding voting securities of an issuer), excluding cash, Government securities, and securities of other investment companies.

The Fund currently offers two classes of shares: Class A and Class I. Other classes may be established from time to time in accordance with the provisions of the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”). Each class of shares of the Fund generally is identical in all respects except that each class of shares is subject to its own distribution expenses and minimum investments. Each class of shares also has exclusive voting rights with respect to its distribution fees, as applicable.

INVESTMENT STRATEGIES, POLICIES AND RISKS

The Fund’s principal investment strategies and the summaries of risks associated with the same are described in the Fund’s Prospectus. The discussion below provides additional information pertaining to those principal investment strategies and related risks, as well as additional information about other investment strategies that the Fund may utilize and related risks that may apply to the Fund, even though they are not considered to be “principal” investment strategies of the Fund. Accordingly, an investment strategy and related risk that is described below, but which is not described in the Fund’s Prospectus, should not considered to be a principal investment strategy or principal risk applicable to the Fund.

The Fund may engage in any of the investment strategies or purchase any of the investments described below directly, through their investment in one or more other investment companies, or through hybrid instruments, structured investments, or other derivatives.

PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS

The Fund’s principal and non-principal investment types and related risks are identified below.

EQUITY SECURITIES

Common Stock

The Fund may invest in common stock. Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

The fundamental risk of investing in common stock is that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. While common stocks have historically provided greater long-term returns than preferred stocks, fixed income and money market investments, common stocks have also experienced significantly more volatility than the returns from those other investments.

Preferred Stock

The Fund may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and a share of the proceeds resulting from the issuer’s liquidation although preferred stock is usually subordinate to the debt securities of the issuer. Some preferred stocks also entitle their holders to receive additional liquidation proceeds on the same basis as the holders of the issuer’s common stock. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as call/redemption provisions prior to maturity, a negative feature when interest rates decline. In addition, the Fund may receive stocks or warrants as a result of an exchange or tender of fixed income securities. Preference stock, which is more common in emerging markets than in developed markets, is a special type of common stock that shares in the earnings of an issuer, has limited voting rights, may have a dividend preference, and may also have a liquidation preference. Depending on the features of the particular security, holders of preferred and preference stock may bear the risks regarding common stock or fixed income securities.

Micro Cap and Small Cap Stocks

The Fund may invest in stock of companies with market capitalizations that are small compared to other publicly traded companies. Investments in larger companies present certain advantages in that such companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and personnel. Investments in smaller, less seasoned companies may present greater opportunities for growth but also may involve greater risks than customarily are associated with more established companies. The securities of smaller companies may be subject to more abrupt or erratic market movements than larger, more established companies. These companies may have limited product lines, markets or financial resources, or they may be dependent upon a limited management group. Their securities may be traded in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. As a result of owning large positions in this type of security, the Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. In addition, it may be prudent for the Fund, as its asset size grows, to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as the Fund’s asset size increases, the Fund may reduce its exposure to smaller capitalization securities that have decreased liquidity, which could adversely affect performance.

Convertible Securities

The Fund may invest in convertible securities. A convertible security is a preferred stock, warrant or other security that may be converted or exchanged for a prescribed amount of common stock or other security of the same or a different issuer or into cash within a particular period of time at a specified price or formula. A convertible security generally entitles the holder to receive the dividend or interest until the convertible security matures or is redeemed, converted or exchanged. Before conversion, convertible securities generally have characteristics similar to both fixed income and equity securities. Although to a lesser extent than with fixed income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A significant feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so they may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Exchange-Traded Funds (“ETFs”) and Mutual Funds

The Fund may invest in ETFs. ETFs are pooled investment vehicles that generally seek to track the performance of specific indices. ETFs may be organized as open-end funds or as unit investment trusts (“UITs”). Their shares are listed on stock exchanges and can be traded throughout the day at market-determined prices.

An ETF generally issues index-based investments in aggregations of 50,000 shares known as “Creation Units” in exchange for a “Portfolio Deposit” consisting of (a) a portfolio of securities substantially similar to the component securities (“Index Securities”) of the applicable index (the “Index”), (b) a cash payment equal to a pro rata portion of the dividends accrued on the ETF’s portfolio securities since the last dividend payment by the ETF, net of expenses and liabilities, and (c) a cash payment or credit (“Balancing Amount”) designed to equalize the net asset value (“NAV”) of the Index and the NAV of a Portfolio Deposit.

Shares of ETFs are not individually redeemable, except upon termination of the ETF. To redeem shares of an ETF, an investor must accumulate enough shares of the ETF to reconstitute a Creation Unit. The liquidity of small holdings of ETF shares, therefore, will depend upon the existence of a secondary market for such shares. Upon redemption of a Creation Unit, the portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

The price of ETF shares is based upon (but not necessarily identical to) the value of the securities held by the ETF. Accordingly, the level of risk involved in the purchase or sale of ETF shares is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for ETF shares is based on a basket of stocks. Disruptions in the markets for the securities underlying ETF shares purchased or sold by the Fund could result in losses on such shares. There is no assurance that the requirements of the national securities exchanges necessary to maintain the listing of shares of any ETF will continue to be met.

The Fund’s investment in ETFs and mutual funds (including other funds managed by the Sub-Adviser) generally reflects the risks of owning the underlying securities the ETF or mutual fund holds. An ETF may also trade at a discount to its NAV. For example, where all or a portion of an ETF’s underlying securities trade in a market that is closed when the market in which the ETF’s shares are listed and trading in that market is open, there may be changes between the last quote from its closed foreign market and the value of such security during the ETF’s domestic trading day. This could, in turn, result in differences between the market price of the ETF’s shares and the underlying value of those shares. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, the Fund may invest in underlying funds which invest a larger portion of their assets in one or more sectors than many other mutual funds, and thus will be more susceptible to negative events affecting those sectors. The Fund will be indirectly exposed to the risks of the portfolio assets held by an underlying fund in which the Fund invests, including, but not limited to, derivatives, currencies and leverage risk. Investments in ETFs and mutual funds are also subject to the following additional risks:

■	Expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

■	Investment Limitation. Under Section 12(d)(1) of the Investment Company Act of 1940 (the “1940 Act”), the Fund is generally subject to limits on investments in shares of an ETF or other investment company. However, the Fund is permitted to invest in ETFs or investment companies beyond the limits, subject to certain terms and conditions set forth in Securities and Exchange Commission (the “SEC”) rules. Accordingly, the limitations, or satisfaction of certain conditions specified in the rules, may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

■	Market Value Risk. The market value of an ETF’s shares may differ from its NAV. This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds and that the Fund receives less than NAV when selling an ETF).

■	Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Fund’s investment in the ETF’s shares.

■	Registration. Shareholders of ETFs that are registered under the Securities Act of 1933, as amended (the “1933 Act”), but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

■	Sampling Risk. Index-based fund investments may utilize a representative sampling approach to track their respective underlying indices. Index-based fund investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the fund investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, the fund investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to the fund investment could result in a greater decline in NAV than would be the case if the fund investment held all of the securities in the underlying index.

■	Tracking Risk. Index-based fund investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, fund investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a fund investment’s ability to track its applicable indices or match its performance.

Initial Public Offerings

The Fund may purchase securities of companies in initial public offerings (“IPOs”). By definition, IPOs have not traded publicly until the time of their offerings. Special risks associated with IPOs may include limited numbers of shares available for trading, unseasoned trading, lack of investor knowledge of the companies, and limited operating history, all of which may contribute to price volatility. Many IPOs are issued by undercapitalized companies of small or micro-cap size. The effect of IPOs on the Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value.

DEBT SECURITIES

The Fund may invest in debt securities. Debt securities are used by issuers to borrow money. Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and accrue interest at the applicable coupon rate over a specified time period. Some debt securities pay a periodic coupon that is not fixed, instead payments “float” relative to a reference rate, such as the London Interbank Offered Rate (“LIBOR”). This “floating rate” debt may pay interest at levels above or below the previous interest payment. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall. Certain additional risk factors related to debt securities are sensitivity to interest rate and economic changes, payment expectations, and liquidity and valuation.

The United Kingdom’s Financial Conduct Authority, which regulates LIBOR, previously announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of certain LIBOR settings on a representative basis at the end of 2021 and is expected to cease publication of the remaining LIBOR settings on a representative basis after June 30, 2023. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies.

Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remains a significant issue. The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate also may adversely affect the Fund’s performance and/or NAV. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s performance. It remains uncertain how such changes would be implemented and the effects such changes might have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, or on issuers of instruments, as well as financial markets generally.

Uncertainty related to the liquidity impact of the change in rates, negative effects on the valuation of the Fund’s investments, and how to appropriately adjust these rates at the time of transition, poses potential risks for the Fund. The effect of any changes to, or discontinuation of, LIBOR on the Fund will depend on, among other things, (1) existing fallback or termination provisions in applicable instruments and (2) whether, how, and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new instruments and contracts. The expected discontinuation of LIBOR could have a significant impact on the financial markets in general and may also present heightened risk to market participants, including public companies, investment advisers, investment companies, and broker-dealers. The risks associated with this discontinuation and transition could be exacerbated if the actions necessary to effect an orderly transition to an alternative reference rate are not completed in a timely manner. For example, current information technology systems may be unable to accommodate new instruments and rates with features that differ from LIBOR. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.

Alteration of the terms of a debt instrument or a modification of the terms of other types of contracts to replace an interbank offered rate with a new reference rate could result in a taxable exchange and the realization of income and gain/loss for U.S. federal income tax purposes. The Internal Revenue Service (the “IRS”) has issued Treasury regulations regarding the tax consequences of the transition from interbank offered rates to new reference rates in debt instruments and non-debt contracts. Under the Treasury regulations, to avoid such alteration or modification of the terms of a debt instrument being treated as a taxable exchange, the fair market value of the modified instrument or contract must be substantially equivalent to its fair market value before the qualifying change was made.

Lower rated debt securities, those rated Ba or below by Moody’s Investors Service, Inc. (“Moody’s”) and/or BB or below by Standard & Poor’s Ratings Group (“S&P”) or unrated but determined by a Sub-Adviser to be of comparable quality, are described by the rating agencies as speculative and involve greater risk of default or price changes than higher rated debt securities due to changes in the issuer’s creditworthiness or the fact that the issuer may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to sell or to determine the value of lower rated debt securities.

Certain additional risk factors related to debt securities are discussed below:

Sensitivity to interest rate and economic changes. Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or periods of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, obtain additional financing, and service their principal and interest payment obligations. Furthermore, periods of economic change and uncertainty can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) related to the security or other assets or indices.

Payment expectations. Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate environment, the Fund would have to replace the security with a lower yielding security, resulting in decreased income to investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it.

Liquidity. Liquidity risk may result from the lack of an active market, or reduced number and capacity of traditional market participants to make a market in fixed income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. In such cases, the Fund, due to regulatory limitations on investments in illiquid investments and the difficulty in purchasing and selling such investments or instruments, may be unable to achieve its desired level of exposure to a certain sector. To the extent that the Fund’s principal investment strategies involve investments in securities of companies with smaller market capitalizations, foreign non-U.S. securities, Rule 144A securities, sectors of fixed income securities that have decreased liquidity, derivatives or securities with substantial market and/or credit risk, the Fund will tend to have the greatest exposure to liquidity risk. Further, fixed income securities with longer durations until maturity face heightened levels of liquidity risk as compared to fixed income securities with shorter durations until maturity. Finally, liquidity risk also refers to the risk of unusually high redemption requests or other unusual market conditions that may make it difficult for the Fund to fully honor redemption requests within the allowable time period. Meeting such redemption requests could require the Fund to sell securities at reduced prices or under unfavorable conditions, which would reduce the value of the Fund. It may also be the case that other market participants may be attempting to liquidate fixed income holdings at the same time as the Fund, causing increased supply in the market and contributing to liquidity risk and downward pricing pressure. Please refer to “Illiquid and Restricted Securities” below for further discussion of regulatory considerations and constraints relating to investment liquidity.

The Sub-Adviser’s (as defined below) attempt to reduce the risks described above through diversification of the Fund’s portfolio, credit analysis of each issuer, and by monitoring broad economic trends as well as corporate and legislative developments, but there can be no assurance that it will be successful in doing so. Credit ratings of debt securities provided by rating agencies indicate a measure of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency’s view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between corporate developments and the time a rating is assigned and updated.

Changing Fixed Income Market Conditions. Although interest rates were unusually low in recent years in the U.S. and abroad, recently, the Board of Governors of the Federal Reserve System (the “Federal Reserve”) and certain foreign central banks began to raise interest rates as part of their efforts to address rising inflation. In addition, ongoing inflationary pressures from tight labor markets and supply chain disruptions, among other factors, could continue to cause an increase in interest rates and/or negatively impact companies. It is difficult to accurately predict the pace at which interest rates may further increase, or the timing, frequency or magnitude of any such increases in interest rates. Additionally, various economic and political factors could cause the Federal Reserve or other foreign central banks to change their approach in the future and such actions may result in an economic slowdown both in the U.S. and abroad. Unexpected increases in interest rates could lead to market volatility or reduce liquidity in certain sectors of the market. Deteriorating economic fundamentals may, in turn, increase the risk of default or insolvency of particular issuers, negatively impact market value, cause credit spreads to widen, and reduce bank balance sheets, among other effects. Any of these could cause an increase in market volatility or reduce liquidity across various markets. Also, regulators have expressed concern that rate increases may cause investors to sell fixed income securities faster than the market can absorb them, contributing to price volatility. Over the longer term, rising interest rates may present a greater risk than has historically been the case due to the prior period of relatively low rates and the effect of government fiscal and monetary policy initiatives and potential market reaction to those initiatives, or their alteration or cessation. Historical patterns of correlation among asset classes may break down in unanticipated ways during times of high volatility, disrupting investment programs and potentially causing losses.

Changes in fixed income market conditions, including the recent increases to the federal funds rate, may expose fixed income and related markets to heightened volatility and reduced liquidity for certain Fund investments that may be difficult to sell at favorable prices to meet fund redemption obligations, causing the value of the Fund’s investments and share price to decline. A rise in general interest rates may also result in increased redemptions from the Fund. Changing interest rates may also have unpredictable effects on securities markets in general, directly or indirectly impacting the Fund’s investments, yield and performance. Thus, the Fund currently faces a heightened level of interest rate, liquidity and valuation risks.

Because the Fund may invest in derivatives tied to fixed income markets, it may be more substantially exposed to these risks than a fund that does not invest in derivatives. To the extent the Fund experiences high redemptions because of these policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and may lower the Fund’s performance. The liquidity levels of the Fund’s portfolio may also be affected and the Fund could be required to sell holdings at disadvantageous times or prices in order to meet redemption obligations.

Bond markets have consistently grown over the past three decades while the capacity for traditional dealer counterparties to engage in fixed income trading has not kept pace and in some cases has decreased. As a result, dealer inventories of corporate bonds, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty.

Bond Ratings. Bond rating agencies may assign modifiers (such as +/–) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without considering the modifier. Please refer to Appendix A for more information about credit ratings.

Lower-Rated Debt Securities

The Fund may invest in lower-rated fixed income securities (commonly known as “junk bonds”). The lower ratings reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the Fund more volatile and could limit the Fund’s ability to sell its securities at prices approximating the values the Fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the Fund at times may be unable to establish the fair value of such securities. Securities ratings are based largely on the issuer’s historical financial condition and the rating agencies’ analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody’s or S&P (or by any other nationally recognized securities rating agency) does not reflect an assessment of the volatility of the security’s market value or the liquidity of an investment in the security.

Like those of other fixed income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the Fund’s fixed income assets. Conversely, during periods of rising interest rates, the value of the Fund’s fixed income assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of lower-rated securities. Changes by nationally recognized securities rating agencies in their ratings of any fixed income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the Fund’s net asset value. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Sub-Adviser will monitor the investment to determine whether its retention will assist in meeting the Fund’s investment objective. Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing.

The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness. It is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell these securities when the Sub-Adviser believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. In order to enforce its rights in the event of a default, the Fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer’s obligations on such securities. This could increase the Fund’s operating expenses and adversely affect the Fund’s net asset value. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the Fund’s intention to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”) may limit the extent to which the Fund may exercise its rights by taking possession of such assets. To the extent the Fund invests in securities in the lower rating categories, the achievement of the Fund’s investment objective is more dependent on a Sub-Adviser’s investment analysis than would be the case if the Fund were investing in securities in the higher rating categories.

Over-the-Counter Transactions – Fixed Income Securities

The Fund may enter into over-the-counter (“OTC”) transactions involving fixed income securities. Over-the-Counter (“OTC”) transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Sub-Adviser and verified in appropriate cases. As OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise. The Fund will seek to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Fund. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration.

Government Obligations

The Fund may invest in U.S. government obligations. Such obligations include Treasury bills, certificates of indebtedness, notes and bonds. U.S. government obligations include securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities. Treasury bills, the most frequently issued marketable government securities, have a maturity of up to one year and are issued on a discount basis. U.S. government obligations include securities issued or guaranteed by government-sponsored enterprises.

Payment of principal and interest on U.S. government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities, including government-sponsored enterprises, where it is not obligated to do so. In addition, U.S. government obligations are subject to fluctuations in market value due to fluctuations in market interest rates. As a general matter, the value of debt instruments, including U.S. government obligations, declines when market interest rates increase and rises when market interest rates decrease. Certain types of U.S. government obligations are subject to fluctuations in yield or value due to their structure or contract terms.

FOREIGN INVESTMENTS

The Fund may make foreign investments. Investments in the securities of foreign issuers and other non-U.S. investments may involve risks in addition to those normally associated with investments in the securities of U.S. issuers or other U.S. investments. All foreign investments are subject to risks of foreign political and economic instability, adverse movements in foreign exchange rates, and the imposition or tightening of exchange controls and limitations on the repatriation of foreign capital. Other risks stem from potential changes in governmental attitude or policy toward private investment, which in turn raises the risk of nationalization, increased taxation or confiscation of foreign investors’ assets.

The financial problems in global economies over the past several years, including the European sovereign debt crisis, may continue to cause high volatility in global financial markets. In addition, global economies are increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact a different country or region. The severity or duration of these conditions may also be affected if one or more countries leave the Euro currency or by other policy changes made by governments or quasi-governmental organizations.

Additional non-U.S. taxes and expenses may also adversely affect the Fund’s performance, including foreign withholding taxes on foreign securities’ dividends. Brokerage commissions and other transaction costs on foreign securities exchanges are generally higher than in the United States. Foreign companies may be subject to different accounting, auditing and financial reporting standards. To the extent foreign securities held by the Fund are not registered with the SEC or with any other U.S. regulator, the issuers thereof will not be subject to the reporting requirements of the SEC or any other U.S. regulator. Accordingly, less information may be available about foreign companies and other investments than is generally available on issuers of comparable securities and other investments in the United States. Foreign securities and other investments may also trade less frequently and with lower volume and may exhibit greater price volatility than U.S. securities and other investments.

Changes in foreign exchange rates will affect the value in U.S. dollars of any foreign currency-denominated securities and other investments held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from any foreign securities and other investments will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar occurring after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities or other investments to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional portfolio securities or other investments to purchase the U.S. dollars required to meet such expenses. The Fund may purchase foreign bank obligations. In addition to the risks described above that are generally applicable to foreign investments, the investments that the Fund makes in obligations of foreign banks, branches or subsidiaries may involve further risks, including differences between foreign banks and U.S. banks in applicable accounting, auditing and financial reporting standards, and the possible establishment of exchange controls or other foreign government laws or restrictions applicable to the payment of certificates of deposit or time deposits that may affect adversely the payment of principal and interest on the securities and other investments held by the Fund.

Emerging Markets

The Fund may invest in companies organized or doing substantial business in emerging market countries or developing countries as defined by the World Bank, International Financial Corporation or the MSCI, Inc. emerging market indices or other comparable indices. Developing countries may impose restrictions on the Fund’s ability to repatriate investment income or capital. Even where there is no outright restriction on repatriation of investment income or capital, the mechanics of repatriation may affect certain aspects of the operations of the Fund.

Some of the currencies in emerging markets have experienced devaluations relative to the U.S. dollar, and major adjustments have been made periodically in certain of such currencies. Certain developing countries face serious exchange constraints.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies. Therefore, government actions in the future could have a significant effect on economic conditions in developing countries, which could affect the private sector companies in which the Fund invests.

Depositary Receipts

The Fund may invest in depository receipts. American Depositary Receipts (“ADRs”) are negotiable receipts issued by a U.S. bank or trust company that evidence ownership of securities in a foreign company which have been deposited with such bank or trust company’s office or agent in a foreign country. European Depositary Receipts (“EDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country. Global Depositary Receipts (“GDRs”) are negotiable certificates held in the bank of one country representing a specific number of shares of a stock traded on an exchange of another country.

Investing in ADRs, EDRs, and GDRs presents risks that may not be equal to the risk inherent in holding the equivalent shares of the same companies that are traded in the local markets even though the Fund will purchase, sell and be paid dividends on ADRs in U.S. dollars. These risks include fluctuations in currency exchange rates, which are affected by international balances of payments and other economic and financial conditions; government intervention; speculation; and other factors. With respect to certain foreign countries, there is the possibility of expropriation or nationalization of assets, confiscatory taxation, political and social upheaval, and economic instability. The Fund may be required to pay foreign withholding or other taxes on certain ADRs, EDRs, or GDRs that it owns, but investors may or may not be able to deduct their pro-rata share of such taxes in computing their taxable income, or take such shares as a credit against their U.S. federal income tax. See “Federal Income Tax Matters.” ADRs, EDRs, and GDRs may be sponsored by the foreign issuer or may be unsponsored. Unsponsored ADRs, EDRs, and GDRs are organized independently and without the cooperation of the foreign issuer of the underlying securities. Unsponsored ADRs, EDRs, and GDRs are offered by companies which are not prepared to meet either the reporting or accounting standards of the United States. While readily exchangeable with stock in local markets, unsponsored ADRs, EDRs, and GDRs may be less liquid than sponsored ADRs, EDRs, and GDRs. Additionally, there generally is less publicly available information with respect to unsponsored ADRs, EDRs, and GDRs.

REAL ESTATE INVESTMENT TRUSTS (“REITs”)

The Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs, or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of principal and interest payments. Similar to investment companies such as the Fund, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code. The Fund will indirectly bear its proportionate share of expenses incurred by REITs in which the Fund invests in addition to the expenses incurred directly by the Fund.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, default by borrowers and self-liquidation. Investments in REITs are also subject to risks associated with extended vacancies of properties or defaults by borrowers or tenants, particularly during periods of disruptions to business operations or an economic downturn.

Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have had more price volatility than larger capitalization stocks.

REITs may fail to qualify for the favorable federal income tax treatment generally available to them under the Internal Revenue Code and may fail to maintain their exemptions from registration under the 1940 Act. REITs (especially mortgage REITs) also are subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed-rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed-rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed-rate obligations.

INVESTMENT COMPANY SECURITIES

The Fund may invest in shares of other investment companies (each, an “Underlying Fund”), including open-end funds, closed-end funds, UITs and ETFs, to the extent permitted by the applicable law and subject to certain restrictions set forth in this SAI.

Under Sections 12(d)(1)(A) and 12(d)(1)(B) of the 1940 Act, the Fund and any companies controlled by the Fund may hold securities of an Underlying Fund in amounts which (i) do not exceed 3% of the total outstanding voting stock of such Underlying Fund, (ii) do not exceed 5% of the value of the Fund’s total assets and (iii) when added to all other Underlying Fund securities held by the Fund, do not exceed 10% of the value of the Fund’s total assets. The Fund may exceed these limits by following the requirements under Rule 12d1-4 under the 1940 Act as noted below.

Generally, under Sections 12(d)(1)(F) and 12(d)(1)(G) of the 1940 Act and SEC rules adopted pursuant to the 1940 Act, the Fund may acquire the securities of affiliated and unaffiliated Underlying Funds subject to the following guidelines and restrictions:

●	The Fund may own an unlimited amount of the securities of any registered open-end fund or registered UIT that is affiliated with the Fund, so long as any such Underlying Fund has a policy that prohibits it from acquiring any securities of registered open-end funds or registered UITs in reliance on certain sections of the 1940 Act.

●	The Fund and its “affiliated persons” may own up to 3% of the outstanding stock of any fund, subject to the following restrictions:

i.	the Fund and each Underlying Fund, in the aggregate, may not charge a sales load greater than the limits set forth in Rule 2830(d)(3) of the Conduct Rules of the Financial Industry Regulatory Authority (“FINRA”) applicable to funds of funds;

ii.	each Underlying Fund is not obligated to redeem more than 1% of its total outstanding securities during any period less than 30 days; and

iii.	the Fund is obligated either to (i) seek instructions from its shareholders with regard to the voting of all proxies with respect to the Underlying Fund and to vote in accordance with such instructions, or (ii) to vote the shares of the Underlying Fund held by the Fund in the same proportion as the vote of all other shareholders of the Underlying Fund.

The Fund observes the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

On October 7, 2020, the SEC adopted Rule 12d1-4 under the 1940 Act (“Rule 12d1-4”) which allows funds to invest in other investment companies in excess of some of the limitations discussed above, subject to certain limitations and conditions. An acquiring fund relying on Rule 12d1-4 must enter into a fund of funds investment agreement with the acquired fund. Rule 12d1-4 outlines the requirements for fund of funds agreements and specifies certain reporting responsibilities of the acquiring fund’s adviser. Rule 12d1-4 became effective January 19, 2021 and rescinded certain types of relief for funds of funds that invest in other investment companies in excess of the limitations under Section 12(d)(1) of the 1940 Act, as discussed above and below, one year after the effective date. The Fund expects to rely on Rule 12d1-4 to the extent the Adviser deems such reliance necessary or appropriate.

Acquired funds typically incur fees that are separate from those fees incurred directly by the Fund. The Fund’s purchase of such investment company securities results in the layering of expenses as Fund shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. In addition, the securities of other investment companies may also be leveraged and will therefore be subject to certain leverage risks. The net asset value and market value of leveraged securities will be more volatile and the yield to shareholders will tend to fluctuate more than the yield generated by unleveraged securities. Investment companies may have investment policies that differ from those of the Fund.

Under certain circumstances an open-end investment company in which the Fund invests may determine to make payment of a redemption by the Fund wholly or in part by a distribution in kind of securities from its portfolio, instead of in cash. As a result, the Fund may hold such securities until a Sub-Adviser determines it is appropriate to dispose of them. Such disposition will impose additional costs on the Fund.

Investment decisions by the investment adviser to the registered investment companies in which the Fund invests are made independently of the Fund. At any particular time, one Underlying Fund may be purchasing shares of an issuer whose shares are being sold by another Underlying Fund. As a result, under these circumstances the Fund indirectly would incur certain transactional costs without accomplishing any investment purpose.

SHORT-TERM INVESTMENTS

The Fund may invest in any of the following securities and instruments:

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits in U.S. dollar or foreign currencies. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. The commercial banks issuing these short-term instruments which the Fund may acquire must, at the time of purchase, have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. government. If the Fund holds instruments of foreign banks or financial institutions, it may be subject to additional investment risks that are different in some respects from those incurred if the Fund invests only in debt obligations of U.S. domestic issuers. See “Foreign Investments” above. Such risks include future political and economic developments, the possible imposition of withholding taxes by the particular country in which the issuer is located, the possible confiscation or nationalization of foreign deposits, the possible establishment of exchange controls, or the adoption of other foreign governmental restrictions which may adversely affect the payment of principal and interest on these securities.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds and the interest income generated from lending operations. General economic conditions and the quality of loan portfolios affect the banking industry.

As a result of federal and state laws and regulations, domestic banks are required to maintain specified levels of reserves, limited in the amount that they can loan to a single borrower, and are subject to regulations designed to promote financial soundness. However, such laws and regulations may not necessarily apply to foreign banks, thereby affecting the risk involved in bank obligations that the Fund may acquire. In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under its investment strategies and policies stated above and in the Prospectus, the Fund may invest in interest-bearing time deposits or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

The Fund’s investment in commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by a Sub-Adviser to be of comparable quality. These rating symbols are described in Appendix A.

Corporate debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations, i.e., credit risk. A Sub-Adviser may actively expose the Fund to credit risk. However, there can be no guarantee that the Sub-Adviser will be successful in making the right selections and thus fully mitigate the impact of credit risk changes on the Fund.

OTHER INVESTMENT STRATEGIES, POLICIES AND RISKS

MARKET CONDITIONS

Events in certain sectors historically have resulted, and may in the future result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. These events have included, but are not limited to: bankruptcies, corporate restructurings, and other events related to the sub-prime mortgage crisis in 2008; governmental efforts to limit short selling and high frequency trading; measures to address U.S. federal and state budget deficits; social, political, and economic instability in Europe; economic stimulus by the Japanese central bank; steep declines in oil prices; dramatic changes in currency exchange rates; China’s economic slowdown; and public health crises (including the occurrence of a contagious disease or illness, such as COVID-19). Interconnected global economies and financial markets increase the possibility that conditions in one country or region might adversely impact issuers in a different country or region. Such events may cause significant declines in the values and liquidity of many securities and other instruments. It is impossible to predict whether such conditions will recur. Because such situations may be widespread, it may be difficult to identify both risks and opportunities using past models of the interplay of market forces, or to predict the duration of such events.

FOREIGN CURRENCY TRANSACTIONS

The Fund may conduct foreign currency exchange transactions either on a spot, i.e., cash, basis at the prevailing rate in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be derivatives. The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing or the U.S. dollar value of interest and dividends paid on those securities.

If the Fund delivers the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency by selling some of the Fund’s assets that are denominated in that specific currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Sub-Adviser is inaccurate in predicting currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and deliver the foreign currency. The use of forward contracts as a hedging technique does not eliminate the fluctuation in the prices of the underlying securities the Fund owns or intends to acquire, but it fixes a rate of exchange in advance. Although forward contracts can reduce the risk of loss if the values of the hedged currencies decline, these instruments also limit the potential gain that might result from an increase in the value of the hedged currencies.

There is no systematic reporting of last sale information for foreign currencies, and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market. The interbank market in foreign currencies is a global around-the-clock market. Since foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots. The Fund may take positions in options on foreign currencies in order to hedge against the risk of foreign exchange fluctuation on foreign securities the Fund holds in its portfolio or which it intends to purchase.

CLOSED-END FUNDS

The Fund may invest in shares of closed-end funds. Investments in closed-end funds are subject to various risks, including reliance on management’s ability to meet the closed-end fund’s investment objective and to manage the closed-end fund portfolio; fluctuation in the net asset value of closed-end fund shares compared to the changes in the value of the underlying securities that the closed-end fund owns; and bearing a pro rata share of the management fees and expenses of each underlying closed-end fund resulting in the Fund’s shareholders being subject to higher expenses than if he or she invested directly in the closed-end fund(s).

DEBT SECURITIES

Sovereign Debt Obligations

The Fund may invest in sovereign debt obligations, which are securities issued or guaranteed by foreign governments, governmental agencies or instrumentalities and political subdivisions, including debt of developing countries. Sovereign debt may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and pay interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repayment of principal and payment of interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady Bonds, is collateralized by U.S. government securities, repayment of principal and payment of interest is not guaranteed by the U.S. government. There is no bankruptcy proceeding by which sovereign debt on which governmental entities have defaulted may be collected in whole or in part.

Pandemic Risk

Disease outbreaks that affect local economies or the global economy may materially and adversely impact the Fund and/or the Adviser’s business. For example, uncertainties regarding the novel Coronavirus (“COVID-19”) outbreak have resulted in serious economic disruptions across the globe. These disruptions lead to instability in the market place, including stock market losses and overall volatility, as has occurred in connection with COVID-19. In the face of such instability, governments have taken extreme and unpredictable measures to combat the spread of disease and mitigate the resulting market disruptions and losses. The Adviser and the Sub-Adviser have in place business continuity plans reasonably designed to ensure that they maintain normal business operations, and periodically test those plans. However, in the event of a pandemic or an outbreak, there can be no assurance that the Adviser, the Sub-Adviser or the Fund’s service providers will be able to maintain normal business operations for an extended period of time or will not lose the services of key personnel on a temporary or long-term basis due to illness or other reasons. The full impacts of a pandemic or disease outbreaks are unknown, resulting in a high degree of uncertainty for potentially extended periods of time.

TEMPORARY INVESTMENTS

The Fund may take temporary defensive measures that are inconsistent with the Fund’s normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political, or other market-related conditions as determined by the Sub-Adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. government and its agencies, commercial paper, and bank certificates of deposit; (2) repurchase agreements involving any such securities; and (3) other money market instruments. The Fund also may invest in shares of money market mutual funds to the extent permitted under applicable law. Money market mutual funds are investment companies, and the investments in those companies by the Fund are in some cases subject to certain fundamental investment restrictions. As a shareholder in a mutual fund, the Fund will bear its ratable share of its expenses, including management fees, and will remain subject to payment of the fees to the Adviser, with respect to assets so invested. The Fund may not achieve its investment objective during temporary defensive periods.

Repurchase Agreements

The Fund may enter into repurchase agreements with respect to its portfolio securities. Pursuant to such agreements, the Fund acquires securities from financial institutions such as banks and broker-dealers deemed to be creditworthy by the Adviser or the Sub-Adviser, subject to the seller’s agreement to repurchase and the Fund’s agreement to resell such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the underlying portfolio security). Securities subject to repurchase agreements will be held by the custodian or in the Federal Reserve/Treasury Book-Entry System or an equivalent foreign system. The seller under a repurchase agreement will be required to maintain the value of the underlying securities at not less than 102% of the repurchase price under the agreement. If the seller defaults on its repurchase obligation, the Fund will suffer a loss to the extent that the proceeds from a sale of the underlying securities are less than the repurchase price under the agreement. Bankruptcy or insolvency of such a defaulting seller may cause the Fund’s rights with respect to such securities to be delayed or limited. Repurchase agreements are considered to be loans under the 1940 Act.

OTHER STRATEGIES AND RISKS

BORROWING

The Fund may engage in limited borrowing activities. Borrowing creates an opportunity for increased return, but, at the same time, creates special risks. Furthermore, if the Fund were to engage in borrowing, an increase in interest rates could reduce the value of the Fund’s shares by increasing the Fund’s interest expense. Subject to the limitations described under “Investment Limitations” below, the Fund may be permitted to borrow for temporary purposes and/or for investment purposes. Such a practice will result in leveraging of the Fund’s assets and may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so. This borrowing may be secured or unsecured. Provisions of the 1940 Act require the Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary administrative purposes. Any borrowings for temporary administrative purposes in excess of 5% of the Fund’s total assets will count against this asset coverage requirement. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint if the Fund sells securities at that time. Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund’s portfolio. Money borrowed will be subject to interest charges which may or may not be recovered by appreciation of the securities purchased, if any. The Fund also may be required to maintain minimum average balances in connection with such borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

ILLIQUID AND RESTRICTED SECURITIES

Pursuant to Rule 22e-4 under the 1940 Act, the Fund may not acquire any “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. An “illiquid investment” is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a written liquidity risk management program and related procedures (the “Liquidity Program”) that is reasonably designed to assess and manage the Fund’s “liquidity risk” (defined by the SEC as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The Trust’s Board of Trustees (the “Board” or the “Board of Trustees”) has approved the designation of the Adviser to administer the Liquidity Program.

Illiquid investments include (i) securities for which there is no readily available market; (ii) securities in which the disposition would be subject to legal restrictions (so called “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity, unless, based upon a review of the relevant market, trading and investment-specific considerations, those investments are determined not to be illiquid.

A considerable period of time may elapse between the Fund’s decision to sell illiquid investments and the time when the Fund is able to sell them, during which time the value of the securities could decline. Illiquid investments will usually be priced at fair value as determined in good faith by the Board or its delegate. If, through the appreciation of illiquid investments or the depreciation of liquid investments, more than 15% of the value of the Fund’s net assets is invested in illiquid investments, the Fund will take such steps as is deemed advisable, if any, to protect liquidity and the condition will be reported to the Board and, when required, to the SEC.

The Fund may invest in restricted securities. Restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the 1933 Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the 1933 Act that have a readily available market usually are not classified as illiquid by the Fund based on relevant market, trading and investment-specific considerations. However, investing in Rule 144A securities could result in decreased liquidity for the Fund if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

The Fund may purchase commercial paper issued pursuant to Section 4(2) of the 1933 Act. 4(2) commercial paper has substantially the same price and liquidity characteristics as commercial paper generally, except that the resale of 4(2) commercial paper is limited to the institutional investor marketplace. Such a restriction on resale makes 4(2) commercial paper technically a restricted security under the 1933 Act. In practice, however, 4(2) commercial paper can be resold as easily as any other unrestricted security held by the Fund. Accordingly, 4(2) commercial paper usually is classified as liquid by the Fund based on relevant market, trading and investment-specific considerations.

LARGE SHAREHOLDER RISK

Shares of the Fund may be offered as an investment to certain other investment companies and other large investors. Certain account holders may from time to time own (beneficially or of record) or control a significant percentage of the Fund’s shares. The Fund is subject to the risk that a large investor can purchase or redeem a large percentage of Fund shares at any time. To meet large redemption requests, the Fund may have to hold large uninvested cash positions or sell investments to raise the cash needed to satisfy redemption requests at times when it would not otherwise do so. In turn, the Fund’s performance may suffer and the Fund can incur high turnover, brokerage costs, realize gains or losses at inopportune times, lose money or hold a portfolio with decreased liquidity. Similarly, large Fund share purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. The Fund may also experience adverse tax consequences as a result of a large shareholder transaction. Under certain circumstances, the Fund may also experience frequent large shareholder transactions.

REDEMPTION RISK

The Fund may need to sell portfolio securities to meet redemption requests. The Fund could experience a loss when selling portfolio securities to meet redemption requests if there is (i) significant redemption activity by shareholders, including, for example, when a single investor or few large investors make a significant redemption of the Fund’s shares, (ii) a disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities or (iii) the inability of the Fund to sell portfolio securities because such securities have decreased liquidity. In such events, the Fund could be forced to sell portfolio securities at unfavorable prices in an effort to generate sufficient cash to pay redeeming shareholders. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.

LENDING PORTFOLIO SECURITIES

Consistent with applicable regulatory requirements and the Fund’s investment restrictions, the Fund may lend portfolio securities to securities broker-dealers or financial institutions, provided that such loans are callable at any time by the Fund (subject to notice provisions described below), and are at all times secured by cash or cash equivalents, which are maintained in a segregated account pursuant to applicable regulations and that are at least equal to the market value, determined daily, of the loaned securities. The advantage of such loans is that the Fund continues to receive the income on the loaned securities while at the same time earns interest on the cash amounts deposited as collateral, which will be invested in short-term obligations. The Fund will not lend portfolio securities if such loans are not permitted by the laws or regulations of any state in which its shares are qualified for sale. The Fund’s loans of portfolio securities will be collateralized in accordance with applicable regulatory requirements and no loan will cause the value of all loaned securities to exceed 33 1/3% of the value of the Fund’s total assets.

A loan may generally be terminated by the borrower on one business days’ notice, or by the Fund on five business days’ notice. If the borrower fails to deliver the loaned securities within five days after receipt of notice or fails to maintain the requisite amount of collateral, the Fund could use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. As with any extensions of credit, there are risks of delay in recovery and in some cases even loss of rights in the collateral should the borrower of the securities fail financially. However, these loans of portfolio securities will only be made to firms deemed by the Fund’s management to be creditworthy and when the income that can be earned from such loans justifies the attendant risks. Upon termination of the loan, the borrower is required to return the securities to the Fund. Any gain or loss in the market price during the loan period would inure to the Fund. The risks associated with loans of portfolio securities are substantially similar to those associated with repurchase agreements. Thus, if the counterparty to the loan petitions for bankruptcy or becomes subject to the United States Bankruptcy Code, the law regarding the rights of the Fund is unsettled. As a result, under extreme circumstances, there may be a restriction on the Fund’s ability to sell the collateral, and the Fund would suffer a loss. When voting or consent rights that accompany loaned securities pass to the borrower, the Fund will follow the policy of calling the loaned securities, to be delivered within one day after notice, to permit the exercise of such rights if the matters involved would have a material effect on the Fund’s investment in such loaned securities. The Fund will pay reasonable finder’s, administrative and custodial fees in connection with a loan of its securities.

DEVELOPMENTS IN THE CHINA REGION

After nearly 30 years of unprecedented growth, the People’s Republic of China now faces a slowing economy. The real estate market, which many observers believed to be inflated, has begun to decline. Local governments, which had borrowed heavily to bolster growth, face high debt burdens and limited revenue sources. The Chinese economy is heavily dependent on its large export sector and its economic growth may be adversely affected by trade disputes with key trading partners and escalating tariffs imposed on goods and services it produces. A national economic slowdown in the export sector may also affect companies that are not heavily dependent on exports. Companies that rely on imported products may experience increased costs of production or reduced profitability, which may harm consumers, investors and the domestic economy as a whole. Trade disputes and retaliatory actions may include embargoes and other trade limitations, which may trigger a significant reduction in international trade and impact the global economy. Trade disputes may also lead to increased currency exchange rate volatility, which can adversely affect the prices of Fund securities valued in U.S. dollars. The potential threat of trade disputes may also negatively affect investor confidence in the markets generally and investment growth.

Additionally, Chinese actions to lay claim to disputed islands have caused relations with China’s regional trading partners to suffer, and could cause further disruption to regional and international trade. In the long run, China’s ability to develop and sustain a credible legal, regulatory, monetary, and socioeconomic system could influence the course of outside investment.

There are special risks associated with investments in China, Hong Kong and Taiwan, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. In addition, investments in Hong Kong or Taiwan could be adversely affected by a deterioration in their prospective political and economic relationships with China.

EUROPE—RECENT EVENTS

A number of countries in Europe have experienced severe economic and financial difficulties. Many non-governmental issuers, and even certain governments, have defaulted on, or been forced to restructure, their debts; many other issuers have faced difficulties obtaining credit or refinancing existing obligations; financial institutions have in many cases required government or central bank support, have needed to raise capital, and/or have been impaired in their ability to extend credit; and financial markets in Europe and elsewhere have experienced extreme volatility and declines in asset values and liquidity. These difficulties may continue, worsen or spread within or outside Europe. Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world.

The European Union (the “EU”) currently faces major issues involving its membership, structure, procedures and policies, including the successful political, economic and social integration of new member states, the EU’s resettlement and distribution of refugees, and resolution of the EU’s problematic fiscal and democratic accountability. In addition, one or more countries may abandon the Euro, the common currency of the EU, and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching.

On January 31, 2020, the United Kingdom (“UK”) left the EU (commonly referred to as “Brexit”). The UK and the EU signed the EU-UK Trade and Cooperation Agreement (“TCA”), which is an agreement on the terms governing certain aspects of the EU’s and UK’s relationship post Brexit. However, under the TCA, many aspects of the EU-UK relationship remain subject to further negotiation. The full effects of Brexit are unknown at this time and could negatively impact the value of the Fund’s investments. Securities issued by companies domiciled in the UK could be subject to changing regulatory and tax regimes. Banking and financial services companies that operate in the UK or EU could be disproportionately impacted by these actions. Further insecurity in EU membership or the abandonment of the euro, could exacerbate market and currency volatility and negatively impact the Fund’s investments in securities issued by companies located in EU countries. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far-reaching. A number of countries in Europe have suffered terror attacks, and additional attacks may occur in the future. Ukraine has experienced ongoing military conflict; this conflict may expand and military attacks could occur in Europe. Europe has also been struggling with mass migration from the Middle East and Africa. Recent and upcoming European elections could, depending on the outcomes, further call into question the future direction of the EU. The ultimate effects of these events and other socio-political or geopolitical issues are not known but could profoundly affect global economies and markets. The impact of these actions, especially if they occur in a disorderly fashion, is not clear, but could be significant and far-reaching. Whether or not the Fund invests in securities of issuers located in Europe or with significant exposure to European issuers or countries, these events could negatively affect the value and liquidity of the Fund’s investments.

In addition, Russia’s recent military incursions in Ukraine have led to sanctions being levied against Russia by the United States, EU and other countries, which could adversely affect European and global energy and financial markets, as well as commodity prices, supply chains and global trade. This and future geopolitical tensions could have an outsized impact on the Fund’s investments due to its exposure to frontier markets, commodities, and energy.

CYBER SECURITY RISK

Like other funds and other parts of the modern economy, the Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures, services and parties on which the Fund or its service providers rely, are susceptible to ongoing risks and threats resulting from and related to cyber incidents. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks, and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, systems and networks that are vital to the Fund’s or their service providers’ operations or otherwise impair the Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores, or transmits, such as by theft, damage or destruction, or corruption or modification of and denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner, and the unauthorized release or other exploitation of confidential information.

A cyber incident could adversely impact the Fund and its shareholders by, among other things, interfering with the processing of shareholder transactions or other operational functionality, impacting the Fund’s ability to calculate its net asset value or other data, causing the release of private shareholder information (i.e., identity theft or other privacy breaches) or confidential Fund information or otherwise compromising the security and reliability of information, impeding trading, causing reputational damage, and subjecting the Fund to regulatory fines, penalties or financial losses, reimbursement or other compensation or remediation costs, litigation expenses and additional compliance and cyber security risk management costs, which may be substantial. A cyber incident could also adversely affect the ability of the Fund (and its Adviser or Sub-Adviser) to invest or manage the Fund’s assets.

Although the Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures on which the Fund or its service providers rely, may have established business continuity plans and systems reasonably designed to protect from and/or defend against the risks or adverse consequences associated with cyber incidents, there are inherent limitations in these plans and systems, including that certain risks may not yet be identified, in large part because different or unknown threats may emerge in the future and the threats continue to rapidly evolve and increase in sophistication. As a result, it is not possible to anticipate and prevent every cyber incident and attempts to mitigate the occurrence or impact of a cyber incident may be unsuccessful. The nature, extent, and potential magnitude of the adverse consequences of a cyber incident cannot be predicted accurately but may result in significant risks and costs to the Fund and its shareholders.

The issuers of securities in which the Fund invests are also subject to the ongoing risks and threats associated with cyber incidents. These incidents could result in adverse consequences for such issuers, and may cause the Fund’s investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches). As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents.

The Fund and its service providers, as well as exchanges and market participants through or with which the Fund trades and other infrastructures on which the Fund or its service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to the Fund, changes in personnel, and errors caused by third parties or trading counterparties. Although the Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect the Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures or other disruptions in service.

Cyber incidents and operational errors or failures or other technological issues may adversely affect the Fund’s ability to calculate its net asset value correctly, in a timely manner or process trades or Fund or shareholder transactions, including over a potentially extended period. The Fund does not control the cyber security or other operational defense plans or systems of their service providers, intermediaries, companies in which it invests or other third-parties. The value of an investment in Fund shares may be adversely affected by the occurrence of the cyber incidents and operational errors or failures or technological issues summarized above or other similar events and the Fund and its shareholders may bear costs tied to these risks.

OPERATIONAL RISK

An investment in the Fund, like any fund, can involve operational risks arising from factors such as processing errors, human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel and errors caused by third-party service providers. The occurrence of any of these failures, errors or breaches could result in a loss of information, regulatory scrutiny, reputational damage or other events, any of which could have a material adverse effect on the Fund. While the Fund seeks to minimize such events through controls and oversight, there may still be failures that could cause losses to the Fund.

INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority” of the outstanding voting securities of the Fund, as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” of the Fund means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund. The Fund’s investment objective is a non-fundamental policy and may be changed without shareholder approval.

The Fund may not:

1.	Issue senior securities, borrow money or pledge its assets, except that (i) the Fund may borrow from banks in amounts not exceeding one-third of its net assets (including the amount borrowed); and (ii) this restriction shall not prohibit the Fund from engaging in options transactions or short sales or investing in financial futures, swaps, when-issued or delayed delivery securities, or reverse repurchase agreements.

2.	Act as underwriter, except to the extent the Fund may be deemed to be an underwriter in connection with the sale of securities in its investment portfolio;

3.	With respect to 75% of the Fund’s total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and securities of other investment companies) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer, or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer;

4.	Invest 25% or more of its total assets, calculated at the time of purchase and taken at market value, in any one industry or group of industries (other than securities issued by the U.S. government, its agencies or instrumentalities);

5.	Purchase or sell real estate or interests in real estate or real estate limited partnerships (although the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate, such as REITs);

6.	Make loans of money, except (a) for purchases of debt securities consistent with the investment policies of the Fund, (b) by engaging in repurchase agreements or, (c) through the loan of portfolio securities in an amount up to 33 1/3% of the Fund’s net assets; or

7.	Purchase or sell commodities or commodity futures contracts (although the Fund may invest in financial futures and in companies involved in the production, extraction, or processing of agricultural, energy, base metals, precious metals, and other commodity-related products).

The Fund observes the following restriction as a matter of operating but not fundamental policy, pursuant to positions taken by federal regulatory authorities:

The Fund may not invest, in the aggregate, more than 15% of its net assets in securities with legal or contractual restrictions on resale, securities that are not readily marketable and repurchase agreements with more than seven days to maturity.

In addition, the Fund may invest in shares of securities of registered open-end investment companies or registered UITs subject to the limits of Section 12(d)(1) of the 1940 Act, including the rules, regulations and exemptive orders obtained thereunder.

Except with respect to borrowing, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

MANAGEMENT OF THE FUND

Board of Trustees and Officers

The overall management of the business and affairs of the Trust is vested with its Board. The Board consists of four individuals, three of whom are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”). The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Adviser, Sub-Adviser, administrator, distributor, custodian and transfer agent. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board, except that the Sub-Adviser is responsible for making day-to-day investment decisions in accordance with the Fund’s investment objective, strategies, and policies, all of which are subject to general supervision by the Board.

The current Trustees and officers of the Trust and their years of birth are listed below with their addresses, present positions with the Trust, term of office with the Trust and length of time served, principal occupations over at least the last five years and other directorships/trusteeships held.

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Independent Trustees
David B. Boon (1960)	Chairman of the Board and Trustee	08/2018 to present (Chairman since 03/2024)	Chief Financial Officer and Managing Director, Eagle Capital Management, LLC (since 2018); Chief Financial Officer and Partner, Cedar Capital, LLC (2013 – 2018).	13	None

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Donald J. Herrema (1952)	Trustee	08/2018 to present (Chairman from 08/2018 – 03/2024)	Vice Chair and Chief Investment Officer, Independent Life Insurance Company (since 2018); Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) (since 2004).	13	Chairman and Director Emeritus, TD Funds USA (2009 – 2019); Director, Abel Noser Holdings, LLC (since 2016); Member, USC Marshall Business School Board (since 2010); Director, FEG Investment Advisors (since 2017); Director, Independent Life Insurance Company (since 2018); and Director, Independent Insurance Group (since 2023).
Catherine A. Zaharis (1960)	Trustee	08/2018 to present	Professor of Practice (since 2019), Director, Professional/ Employer Development, Finance Department (2015 – 2019), Adjunct Lecturer (2010 – 2019), and Business Director, MBA Finance Career Academy (2008 – 2015), University of Iowa, Tippie College of Business; Chair (2013 – 2016), Director (1999 – 2016), and Investment Committee Member (1999 – 2013) and Chair (2003 – 2013), University of Iowa Foundation.	13	None

Name, Address[a], Year of Birth and Position(s) with the Trust	Position with the Trust	Term of Office and Length of Time Served[b]	Principal Occupations During the Past Five Years or Longer	Number of Portfolios in Fund Complex Overseen by Trustee[c]	Other Directorship/ Trusteeship Positions held by Trustee During the Past 5 Years
Interested Trustee[d]
Ian Martin (1968)	Trustee and President	05/2023 to present	Executive Vice President, Chief Administrative Officer of Ultimus Fund Solutions, LLC (2019 – present); Executive Vice President (1992 – 2019), U.S. Bank Global Fund Services.	13	None
Officers of the Trust
Zachary P. Richmond (1980)	Treasurer	05/2023 to present	Vice President, Director of Financial Administration of Ultimus Fund Solutions, LLC (2015 – present).	N/A	N/A
Karen Jacoppo-Wood (1966)	Secretary	05/2023 to present	Senior Vice President and Associate General Counsel of Ultimus Fund Solutions, LLC (2022 – present); Managing Director and Managing Counsel of State Street Bank and Trust Company (2019 – 2022) (Vice President and Managing Counsel from 2014 – 2019).	N/A	N/A
Martin R. Dean (1963)	Chief Compliance Officer	05/2023 to present	President of Northern Lights Compliance Services, LLC (January 2023 – present); Senior Vice President, Head of Fund Compliance (2020 – January 2023) of Ultimus Fund Solutions, LLC (Vice President and Director of Fund Compliance from 2016 – 2020).	N/A	N/A

a.	The business address of each Trustee and officer is North Square Investments Trust, c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246. Effective on or about June 24, 2024, the Trust is expected to change its name from “North Square Investments Trust” to “Exchange Place Advisors Trust.”
b.	Trustees and officers serve until their successors are duly elected and qualified.

c.	The term “Fund Complex” applies to the Fund and the North Square Spectrum Alpha Fund, the North Square Preferred and Income Securities Fund, the North Square Dynamic Small Cap Fund, the North Square Altrinsic International Equity Fund, the North Square Multi Strategy Fund, the North Square McKee Bond Fund, the North Square Strategic Income Fund, the North Square Advisory Research Small Cap Value Fund, the North Square Tactical Growth Fund, the North Square Tactical Defensive Fund, the North Square Trilogy Alternative Return Fund, and the North Square Evanston Multi-Alpha Fund, a separate registered investment company, that is also advised by the Adviser (each offered in separate Prospectuses and SAIs).
d.	Mr. Martin is considered to be an “interested person” of the Trust as that term is defined in the 1940 Act by virtue of his positions with the administrator, transfer agent and fund accountant.

Additional Information Concerning the Board of Trustees

Board Leadership Structure

The Board has general oversight responsibility with respect to the operation of the Trust. The Board has engaged the Adviser to manage the Fund and is responsible for overseeing the Adviser and other service providers to the Fund in accordance with the provisions of the 1940 Act and other applicable laws. Subject to the provisions of the Trust’s Declaration of Trust, its By-Laws and Delaware law, the Board has all powers necessary and convenient to carry out these responsibilities, including, among other things, the election and removal of the Trust’s officers.

The Board is currently composed of four members, including three Independent Trustees and one Trustee who is affiliated with the administrator, transfer agent and fund accountant (the “Interested Trustee”). The Board meets periodically throughout the year to discuss and consider matters concerning the Trust and to oversee the Trust’s activities, including its investment performance, compliance program and risks associated with its activities. The Independent Trustees also regularly meet outside the presence of management and are advised by independent legal counsel.

The Board has appointed an Independent Trustee to serve in the role of Chairman. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with the service providers, officers, attorneys, and other Trustees generally between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. Except for duties specified herein or pursuant to the Trust’s charter documents, the designation of Chairman does not impose on such Independent Trustee any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Board generally. The Board has established two standing Committees (described in more detail below) to assist the Board in the oversight and direction of the business and affairs of the Trust, and from time to time may establish additional committees or informal working groups to review and address the policies and practices of the Trust with respect to certain specified matters. The Board reviews its structure regularly as part of its annual self-assessment. The Board has determined that its current leadership structure is appropriate in light of the characteristics and circumstances of the Trust because it allows the Board to exercise informed and independent judgment over matters under its purview, and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances effective oversight. The leadership structure of the Board may be changed at any time and in the discretion of the Board, including in response to changes in circumstances or the characteristics of the Trust.

Board Oversight of Risk Management

The Board oversees risk as part of its general oversight of the Fund. The Board has emphasized to the Adviser, Sub-Adviser and other service providers the importance of maintaining vigorous risk management programs and procedures. The Fund is subject to a number of risks, including investment, liquidity, compliance, financial, operational, and valuation risks, among others. Under the overall supervision of the Board, the Adviser, Sub-Adviser and other service providers perform risk management as part of the day-to-day operations of the Fund. Each of the Adviser, Sub-Adviser and other service providers have their own independent interest in risk management, and their policies and methods of carrying out risk management functions will depend, in part, on their individual priorities, resources and controls. The Board has appointed a Chief Compliance Officer for the Trust who oversees the implementation and testing of the Fund’s compliance program and regularly reports to the Board regarding compliance matters for the Fund and its principal service providers. The Board recognizes that it is not possible to identify all of the risks that may affect the Fund or to develop processes and controls to eliminate or mitigate their occurrence or effects. Risk oversight forms part of the Board’s general oversight of the Fund and is addressed as part of various Board and Committee activities. Various personnel, including the Trust’s Chief Compliance Officer and senior personnel of the Adviser, Sub-Adviser and other service providers (such as the Fund’s independent registered public accounting firm) make periodic reports to the Board and its Committees with respect to a variety of matters, including matters relating to risk management.

Board Committees

The Board has two standing committees: the Audit Committee and the Nominating and Governance Committee (the “Governance Committee”).

The Audit Committee is responsible for advising the full Board with respect to the oversight of accounting, auditing and financial matters affecting the Trust. In performing its oversight function, the Audit Committee has, among other things, specific power and responsibility: (1) to oversee the Fund’s accounting and financial reporting policies and practices, their internal controls and, as deemed appropriate by the Audit Committee, the internal controls of the Fund’s service providers; (2) to oversee the quality, objectivity, and integrity of the Fund’s financial statements and the independent audit thereof; (3) to approve, prior to appointment by the Board, the engagement of the Trust’s independent registered public accounting firm and, in connection therewith, monitor the independent auditor’s qualifications, independence, and performance; and (4) to act as a liaison between the Trust’s independent registered public accounting firm and the Board. The Audit Committee meets as often as necessary or appropriate to discharge its functions and will meet at least semi-annually. The Audit Committee is comprised of all of the Independent Trustees. Mr. Boon is the Chair of the Audit Committee. For the fiscal year ending May 31, 2025, the Audit Committee is expected to meet four times with respect to the Fund.

The Governance Committee is responsible for assisting the Board with matters related to the periodic review and evaluation of the governance, composition and operations of the Board and its Committees, including the selection and nomination of candidates to serve as Trustees of the Trust and of chairpersons of the Committees. The Governance Committee is comprised of all of the Independent Trustees. Ms. Zaharis is the Chair of the Governance Committee. Shareholders who wish to recommend a nominee should send nominations to the Secretary of the Trust, including biographical information and qualifications of the proposed nominee. The Governance Committee may request additional information deemed reasonably necessary for the Committee to evaluate such nominee. The Governance Committee meets as often as necessary or appropriate to discharge its functions and will meet at least annually. For the fiscal year ending May 31, 2025, the Governance Committee is expected to meet four times with respect to the Fund.

Qualifications of the Trustees

The governing documents for the Trust do not set forth any specific qualifications to serve as a Trustee. The charter of the Governance Committee also does not set forth any specific qualifications. The Board has determined that each of the Trustees is qualified to serve as a Trustee of the Trust, based on a review of the experience, qualifications, attributes and skills (“Qualifications”) of each Director, including those listed in the chart earlier in this section. Among the Qualifications common to all Trustees are their ability to review critically, evaluate, question and discuss information and proposals provided to them regarding the Trust, to interact effectively with each of the other Trustees, the Adviser, Sub-Adviser, independent registered public accounting firm and the other service providers, and to exercise effective and independent business judgment in the performance of their duties as Trustees. Each Trustee’s ability to perform his or her duties effectively has been attained through: (1) the individual’s business and professional experience and accomplishments; (2) the individual’s experience working with the other Trustees and management; (3) the individual’s prior experience serving in senior executive positions and/or on the boards of other companies and organizations; and (4) the individual’s educational background, professional training, and/or other experiences. Generally, no one factor was decisive in determining that an individual should serve as a Trustee. The following is a summary of Qualifications that support the conclusion that each individual qualifies to serve as a Trustee of the Trust. Additional details regarding the background of each Trustee is included in the chart earlier in this section.

David B. Boon. Mr. Boon has been a Trustee since August 2018 and Chairman of the Board since March 2024. Mr. Boon has experience in the financial, operations and management areas of the financial industry, including as the chief financial officer at various investment management firms. He has also served as the managing director of a retail and institutional investment management firm and full service defined contribution provider. Mr. Boon has been determined by the Board to be an audit committee financial expert as such term is defined in the applicable rules of the SEC.

Donald J. Herrema. Mr. Herrema has been a Trustee since August 2018 and Chairman of the Board from August 2018 to March 2024. Mr. Herrema has over 25 years of executive-level experience in the asset management and private wealth segments of the financial services industry, including as chief executive officer of a large private wealth management company. Mr. Herrema has served as a director and chairman of the board of directors of another mutual fund complex. He has also served on the boards of directors of a variety of public and private companies and non-profit organizations.

Catherine A. Zaharis. Ms. Zaharis has been a Trustee since August 2018. Ms. Zaharis has experience in the financial services industry having served in senior positions at various asset management firms, including an SEC-registered investment adviser. Ms. Zaharis has served on the board of directors of another mutual fund complex. She has also served as a director, chairperson and committee member (as well as committee chair) of the board of directors at an educational organization’s endowment foundation, and she has served on the boards of directors of certain philanthropic and civic leadership organizations.

Ian Martin. Mr. Martin has been a Trustee since May 2023. Mr. Martin has over 25 years of executive-level experience in the mutual fund administration industry, including his current position as Executive Vice President, Chief Administrative Officer for Ultimus Fund Solutions, LLC. Prior to his current role, Mr. Martin served as Executive Vice President for a large bank fund administrator and served as chairman of the board of its sponsored multi-series trust.

Trustee Ownership of Fund Shares and Other Interests

The following table shows the aggregate dollar range of equity securities in all registered investment companies overseen by the Trustees in the family of investment companies owned by the Trustees as of December 31, 2023, using the following ranges: None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, and Over $100,000.

Name of Fund(1)	David B. Boon Independent Trustee	Donald J. Herrema Independent Trustee	Catherine A. Zaharis Independent Trustee	Ian Martin Interested Trustee
North Square Kennedy MicroCap Fund	None	None	None	None
Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies	None	None	$10,001-$50,000	None

(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

As of the calendar year ended December 31, 2023, none of the Independent Trustees or their immediate family members owned beneficially or of record any securities of the Adviser, the Sub-Adviser, or the Distributor (as defined below), or any of their affiliates. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had a direct or indirect interest, the value of which exceeds $120,000, in the Adviser, the Sub-Adviser, or the Distributor, or any of their affiliates. In addition, during the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any material interest, direct or indirect, in any transaction (or series of transactions), in which the amount involved exceeds $120,000 and to which the Adviser, the Sub-Adviser, or the Distributor, or any affiliate thereof, was a party. During the two most recently completed calendar years, none of the Independent Trustees or their immediate family members had any direct or indirect relationship, in which the amount involved exceeds $120,000, with the Adviser, the Sub-Adviser, or the Distributor, or any of their affiliates.

Compensation

Set forth below is the compensation received by the Independent Trustees from the Trust for the fiscal year ended May 31, 2024. The Fund had not commenced operations as of May 31, 2024 and thus did not pay Trustee fees during such period. Effective May 8, 2023, each Independent Trustee receives from the Trust an annual retainer of $50,000, plus an annual fee per Fund of $1,666.67, plus reimbursement of related expenses. The Chairman of the Board receives an additional annual retainer of $6,250, and each Chair of the Audit Committee and the Governance Committee receives an additional annual retainer of $2,500, respectively. Effective November 3, 2023, each Independent Trustee receives a fee of $2,000 for each special Board meeting attended. The Independent Trustees may waive part of the annual retainer fees from time to time. The Trust has no pension or retirement plan. No other entity affiliated with the Trust pays any compensation to the Trustees. The Trust does not pay any compensation to the Interested Trustee or the Trust’s officers.

Name of Person/Position	Pension or Retirement Benefits Accrued as Part of the Trust Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex Paid to Trustees[1]
David B. Boon	$0	$0	$74,500
Donald J. Herrema	$0	$0	$78,250
Catherine A. Zaharis	$0	$0	$73,250

[1]	The term “Fund Complex” applies to the Fund and the North Square Spectrum Alpha Fund, the North Square Preferred and Income Securities Fund, the North Square Dynamic Small Cap Fund, the North Square Altrinsic International Equity Fund, the North Square Multi Strategy Fund, the North Square McKee Bond Fund, the North Square Strategic Income Fund, the North Square Advisory Research Small Cap Value Fund, the North Square Tactical Growth Fund, the North Square Tactical Defensive Fund, the North Square Trilogy Alternative Return Fund, and the North Square Evanston Multi-Alpha Fund, a separate registered investment company, that is also advised by the Adviser (each offered in separate Prospectuses and SAIs).

Control Persons, Principal Shareholders, and Management Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Fund. For control persons only, if a control person is a company, the table also indicates the control person’s parent, if any, and the jurisdiction under the laws of which the control person is organized. As of June 8, 2024, no shareholders were considered to be either a principal shareholder or control person of the Fund.

As of June 8, 2024, the Trustees and officers of the Trust, as a group, did not beneficially own any of the outstanding shares of the Fund.

The Adviser

North Square, located at 200 West Madison Street, Suite 2610, Chicago, Illinois 60606, serves as the investment adviser to the Fund pursuant to an investment advisory agreement (the “Advisory Agreement”). NSI Holdco, LLC is a control person of the Adviser.

Under the Advisory Agreement, the Adviser is responsible for providing or overseeing the provision of all investment management services to the Fund, including furnishing a continuous investment program for the Fund and determining what securities and other investments the Fund should buy and sell. The Adviser, together with the administrator to the Fund, is also responsible for assisting in the supervision and coordination of all aspects of the Fund’s operations, including the coordination of the Fund’s other services providers and the provision of related administrative and other services. The Adviser is authorized to delegate certain of its duties with respect to the Fund to one or more sub-advisers. The Adviser has engaged the Sub-Adviser pursuant to this authority and is responsible for overseeing the Sub-Adviser and recommending their hiring, termination, and replacement for approval by the Board. The Adviser is also responsible for determining the portion of the Fund’s assets to be managed by any given sub-adviser and reallocating those assets as necessary from time to time.

For the sub-advised Fund, the Adviser retains overall responsibility for the management and investment of the assets of the Fund. In this capacity, the Adviser plays an active role in overseeing, monitoring and reviewing the Sub-Adviser in the performance of its duties. The Adviser monitors the investment performance of the Sub-Adviser and also evaluates the portfolio management teams to determine whether their investment activities remain consistent with the Fund’s investment objectives, strategies and policies. The Adviser also monitors changes that may impact the Sub-Adviser’s overall business and regularly performs due diligence reviews of the Sub-Adviser. In addition, the Adviser obtains detailed, comprehensive information concerning the Sub-Adviser’s performance and Fund operations and provides regular reports on these matters to the Board. In its role as sponsor and primary investment adviser to the Fund, the Adviser assumes reputational and other risks associated with the operation of the Fund and provides the Fund with the ability to use the Adviser’s name and brand, as well as access to other services provided by the Adviser and its affiliates.

The Advisory Agreement will remain in effect with respect to the Fund for an initial two-year period. After the initial two-year period, the Advisory Agreement will continue in effect with respect to the Fund from year to year only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities and by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. The Advisory Agreement is terminable without penalty by the Trust on behalf of the Fund, upon giving the Adviser 60 days’ notice when authorized either by a majority vote of the Fund’s shareholders or by a vote of a majority of the Board, or by the Adviser on 60 days written notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Adviser of its duties under the Advisory Agreement.

In consideration of the services to be provided by the Adviser pursuant to the Advisory Agreement, the Adviser is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus.

Manager-of-Managers Arrangement

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. This requirement also applies to the appointment of sub-advisers to the Fund. The Trust and the Adviser have been granted exemptive relief from the SEC (the “Order”), which permits the Adviser, on behalf of the Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire, and to modify any existing or future sub-advisory agreement with, unaffiliated sub-advisers and affiliated sub-advisers, including sub-advisers that are wholly-owned subsidiaries (as defined in the 1940 Act) of the

Adviser or its parent company and sub-advisers that are partially-owned by, or otherwise affiliated with, the Adviser or its parent company (the “Manager-of-Managers Structure”). The Adviser has the ultimate responsibility for overseeing the Fund’s sub-advisers and recommending their hiring, termination and replacement, subject to oversight by the Board. The Order also provides relief from certain disclosure obligations with regard to sub-advisory fees. With this relief, the Fund may elect to disclose the aggregate fees payable to the Adviser and wholly-owned sub-advisers and the aggregate fees payable to unaffiliated sub-advisers and sub-advisers affiliated with Adviser or its parent company, other than wholly-owned sub-advisers. The Order is subject to various conditions, including that the Fund will notify shareholders and provide them with certain information required by the exemptive order within 90 days of hiring a new sub-adviser. The Fund may also rely on any other current or future laws, rules or regulatory guidance from the SEC or its staff applicable to the Manager-of-Managers Structure. The sole initial shareholder of the Fund has approved the operation of the Fund under a Manager-of-Managers Structure with respect to any affiliated or unaffiliated sub-adviser, including in the manner that is permitted by the Order.

The Manager-of-Managers Structure enables the Trust to operate with greater efficiency by not incurring the expense and delays associated with obtaining shareholder approvals for matters relating to sub-advisers or sub-advisory agreements. Operation of the Fund under the Manager-of-Managers Structure does not permit management fees paid by the Fund to the Adviser to be increased without shareholder approval. Shareholders will be notified of any changes made to sub-advisers or material changes to sub-advisory agreements within 90 days of the change.

The Adviser and its affiliates may have other relationships, including significant financial relationships, with current or potential sub-advisers or their affiliates, which may create a conflict of interest. However, in making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement, the Adviser considers the sub-adviser’s investment process, risk management, and historical performance with the goal of retaining sub-advisers for the Fund that the Adviser believes are skilled and can deliver appropriate risk-adjusted returns over a full market cycle. The Adviser does not consider any other relationship it or its affiliates may have with a sub-adviser or its affiliates, and the Adviser discloses to the Board the nature of any material relationships it has with a sub-adviser or its affiliates when making recommendations to the Board to appoint or to change a sub-adviser, or to change the terms of a sub-advisory agreement.

The Adviser has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the sub-advisers and recommend their hiring, termination and replacement.

The Sub-Adviser

Kennedy Capital Management LLC

The Adviser has entered into a sub-advisory agreement with Kennedy Capital Management LLC (“Kennedy Capital” or the “Sub-Adviser”) with respect to the North Square Kennedy MicroCap Fund (the “Sub-Advisory Agreement”). Azimut Group (“Azimut”), through Azimut US Holdings, Inc., holds a 35% equity interest in Kennedy Capital, with the remainder widely held by existing Kennedy Capital employees.

The Adviser compensates the Sub-Adviser out of the investment advisory fees the Adviser receives from the Fund. The Sub-Adviser makes investment decisions for the assets it has been allocated to manage, subject to the overall supervision of the Adviser.

The Sub-Advisory Agreement will remain in effect with respect to the Fund for an initial two-year period. After the initial two-year period, the Sub-Advisory Agreement will continue in effect from year to year only as long as such continuance is specifically approved at least annually by (i) the Board or by the vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties to the Sub-Advisory Agreement or interested persons of the Adviser or the Sub-Adviser or the Trust. The Sub-Advisory Agreement may be terminated at any time without the payment of any penalty by the Board or by the vote of a majority of the outstanding voting shares of the Fund, or by the Sub-Adviser or the Adviser, upon 60 days’ written notice to the other party. Additionally, the Sub-Advisory Agreement automatically terminates in the event of its assignment. The Sub-Advisory Agreement provide that the Sub-Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the Sub-Advisory Agreement, except for a loss resulting from a breach of fiduciary duty, or for a loss resulting from willful misfeasance, bad faith or gross negligence in the performance of its duties, or from reckless disregard by the Sub-Adviser of its duties under the Sub-Advisory Agreement.

Fund Expenses

The Fund is responsible for its own operating expenses (all of which will be borne directly or indirectly by the Fund’s shareholders), including among others, legal fees and expenses of counsel to the Fund and the Fund’s independent trustees; insurance (including trustees’ and officers’ errors and omissions insurance); auditing and accounting expenses; taxes and governmental fees; listing fees; dues and expenses incurred in connection with membership in investment company organizations; fees and expenses of the Fund’s custodians, administrators, transfer agents, registrars and other service providers; expenses for portfolio pricing services by a pricing agent, if any; expenses in connection with the issuance and offering of shares; expenses relating to investor and public relations; expenses of registering or qualifying securities of the Fund for public sale; brokerage commissions and other costs of acquiring or disposing of any portfolio holding of the Fund; expenses of preparation and distribution of reports, notices and dividends to shareholders; expenses of the dividend reinvestment plan; compensation and expenses of trustees; any litigation expenses; and costs of shareholders’ and other meetings.

The Adviser has contractually agreed to waive its fees and/or pay for or reimburse operating expenses of the Fund to ensure that the total annual fund operating expenses (excluding, as applicable, any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, any acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, extraordinary expenses such as litigation expenses, and payments, if any, under a Rule 12b-1 Plan) do not exceed the limit set forth in the Annual Fund Operating Expenses table in the Prospectus (the “expense cap”).

This agreement is in effect until September 30, 2025, for the Fund, and may be terminated or amended prior to the end of the term only with the approval of the Board of Trustees.

Expense Cap as Percent of the Average Daily Net Assets
North Square Kennedy MicroCap Fund
Class A	1.72%
Class I	1.47%

The annual advisory fee payable by the Fund to the Adviser is 1.20% of the Fund’s average daily net assets.

Any waiver of advisory fees or payment or reimbursement of Fund expenses made by the Adviser in a fiscal year may be reimbursed by the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement if the Adviser so requests. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement. The reimbursement amount may not exceed the total amount of fees waived and/or Fund expenses paid or reimbursed by the Adviser and will not include any amounts previously reimbursed to the Adviser by the Fund. The Fund must pay current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or Fund expenses.

Portfolio Manager

The Fund is managed by Sean McMahon.

Other Accounts Managed by the Portfolio Manager. Information on these other accounts is as follows, as of April 30, 2024.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Sean McMahon	0	$0	1	$34.8	51	$1,943

	Number of Accounts with Advisory Fee Based on Performance
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Sean McMahon	0	$0	0	$0	0	$0

Material Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. Where conflicts of interest arise between the Fund and other accounts managed by the portfolio manager, the Adviser will proceed in a manner that ensures that the Fund will not be treated less favorably. There may be instances where similar portfolio transactions may be executed for the same security for numerous accounts managed by the portfolio managers. In such instances, securities will be allocated in accordance with the Adviser’s or Sub-Adviser’s trade allocation policy.

Compensation. The portfolio manager receives a base salary. The portfolio manager can also earn an increase in base salary based on revenue generated by the strategy/strategies managed by the portfolio manager. This revenue is directly tied to the value of assets managed by the portfolio manager, which would include the Fund’s assets as well as (i) a bonus that is based on the performance of the strategy/strategies managed by the portfolio manager relative to its benchmark and peer group, and (ii) a bonus based on the assessment of the portfolio manager’s contribution toward firm-wide goals. The portfolio manager may participate in the Sub-Adviser’s retirement plan, own equity in the firm, and may be offered additional opportunities to purchase equity in the firm in the form of shares or incentive units.

Ownership of the Fund by the Portfolio Manager. Because the Fund had not commenced operations prior to the date of this SAI, no information regarding the portfolio manager’s “beneficial ownership” of shares of the Fund has been included. This information will appear in a future version of the SAI.

Service Providers

Administrator, Transfer Agent and Fund Accountant. The Fund retains Ultimus Fund Solutions, LLC (“Ultimus”), 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246 (the “Administrator” or the “Transfer Agent”), to serve as transfer agent, dividend paying agent and shareholder service agent, and to provide the Fund with administrative services, including regulatory reporting and necessary office equipment, personnel and facilities. The Fund also retains Ultimus to provide the Fund with fund accounting services, including calculating the Fund’s daily net asset value, necessary office equipment, personnel and facilities. The Fund pays Ultimus for its transfer agency fund administrative services, and fund accounting services. Officers of the Trust are also officers and/or employees of Ultimus (the Administrator, the Transfer Agent and accounting services agent for the Trust).

Custodian. U.S. Bank National Association (the “Custodian”) is the custodian of the assets of the Fund pursuant to a custody agreement between the Custodian and the Trust, whereby the Custodian provides services for fees on a transactional basis plus out-of-pocket expenses. The Custodian’s address is 1555 N. RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212. The Custodian does not participate in decisions pertaining to the purchase and sale of securities by the Fund.

Independent Registered Public Accounting Firm. Cohen & Company, Ltd., 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115, is the independent registered public accounting firm for the Fund. Its services include auditing the Fund’s financial statements and the performance of related tax services.

Counsel to the Trust. Blank Rome LLP, 1271 Avenue of the Americas, New York, New York, 10020, serves as legal counsel to the Trust.

Compliance Consulting Agreement

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Distributor and the Distribution Agreement

Foreside Fund Services, LLC a wholly-owned subsidiary of Foreside Financial Group, LLC (d/b/a ACA Group) (the “Distributor”) is the distributor (also known as principal underwriter) of the shares of the Fund and is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Under a Distribution Agreement with the Trust, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related fund “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those intermediaries through which they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein. Information concerning any charges or services will be provided to customers by the financial intermediary through which they purchase shares. Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their financial intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their financial intermediary. The financial intermediary, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary. The Distributor does not receive compensation from the Fund for its distribution services. The Adviser pays the Distributor a fee for certain distribution-related services.

Pursuant to the Distribution Agreement, the Distributor receives, and may re-allow to certain financial institutions, all, or a portion of, the sales charge paid on purchases of the Fund’s Class A Shares and Class I Shares, as applicable. Sales charges and 12b-1 amounts not paid to dealers may be retained by the Distributor for Fund distribution expenses that are permitted under the Fund’s Rule 12b-1 plan. Such amounts paid to the Distributor may be reimbursed to the Adviser for distribution-related expenses.

The Distribution Agreement has an initial term of up to two years and will continue in effect only if such continuance is specifically approved at least annually by the Board or by vote of a majority of the Fund’s outstanding voting securities in accordance with the 1940 Act. The Distribution Agreement is terminable without penalty by the Trust on behalf of the Fund on no less than 60 days’ written notice when authorized either by a vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Trust and have no direct or indirect financial interest in the operation of the Distribution Agreement, or by the Distributor, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act). The Distribution Agreement provides that the Distributor shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Distributor’s obligations and duties under the Distribution Agreement, except a loss resulting from the Distributor’s willful misfeasance, bad faith or gross negligence in the performance of such duties and obligations, or by reason of its reckless disregard thereof.

Pursuant to the Distribution Agreement, amounts received by the Distributor are not held for profit by the Distributor, but instead are used to pay for and/or reimburse the Adviser for distribution related expenditures.

Rule 12b-1 Plan

The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”) that provides for Fund assets to be used for the payment for distribution services for Class A shares. The 12b-1 Plan provides for the payment of service fees in connection with the provision of post-sales shareholder liaison services to holders of Class A shares, as defined in FINRA regulations, including services such as responding to customer inquiries, and services related to the maintenance of shareholder accounts. Because 12b-1 fees are paid out of Fund assets attributable to Class A shares on an ongoing basis, they will, over time, increase the cost of an investment and may cost more than other types of sales charges.

The 12b-1 Plan provides alternative methods for paying sales charges and may help the Fund grow or maintain asset levels to provide operational efficiencies and economies of scale. The 12b-1 Plan also provides that the distribution fees paid by Class A shares of the Fund may be used to pay for any expenses primarily intended to result in the sale of shares of such Class, including, but not limited to: (a) costs of payments, including incentive compensation, made to agents for and consultants to the Distributor or the Trust, including pension administration firms that provide distribution services and broker-dealers that engage in the distribution of the shares of such Class of the Fund; (b) payments made to, and expenses of, persons who provide support services in connection with the distribution of shares of such Class of the Fund; (c) payments made pursuant to any dealer agreements between the Distributor and certain broker-dealers, financial institutions and other service providers with respect to such Class of the Fund; (d) costs relating to the formulation and implementation of marketing and promotional activities; (e) costs of printing and distributing prospectuses, statements of additional information and reports of the Fund to prospective shareholders of such Class of the Fund; (f) costs involved in preparing, printing and distributing sales literature pertaining to such Class of the Fund; (g) costs involved in obtaining such information, analyses and reports with respect to marketing and promotional activities that the Trust may deem advisable with respect to such Class of the Fund, and (h) reimbursement to the Adviser for expenses advanced on behalf of the Fund or Class with respect to such activities. The 12b-1 Plan is a compensation plan, which means that the Distributor is compensated regardless of its expenses, as opposed to a reimbursement plan which reimburses only for expenses incurred. The Distributor does not retain any 12b-1 fees for profit. All 12b-1 fees are held in a retention account by the Distributor to pay for and/or reimburse the Adviser for distribution related expenditures.

The 12b-1 Plan may not be amended to materially increase the amount to be paid by the Fund’s Class A shares for distribution services without the vote of a majority of the outstanding voting securities of such shares. The 12b-1 Plan shall continue in effect indefinitely, with respect to a Class, provided that such continuance is approved at least annually by a vote of a majority of the Trustees, including the Independent Trustees, cast in person at a meeting called for such purpose or by vote of at least a majority of the outstanding voting securities of such Class. The 12b-1 Plan may be terminated with respect to a Class at any time without penalty by vote of a majority of the Independent Trustees or by vote of the majority of the outstanding voting securities of such Class.

If the 12b-1 Plan is terminated for the Fund’s Class A shares in accordance with its terms, the obligation of the Fund to make payments to the Distributor pursuant to the 12b-1 Plan will cease and the Fund will not be required to make any payments past the termination date. Thus, there is no legal obligation for the Fund to pay any expenses incurred by the Distributor other than fees already payable under the 12b-1 Plan, if the 12b-1 Plan is terminated in accordance with its terms for any reason.

Shareholder Service Plan

The Board has adopted, on behalf of the Fund, a Shareholder Service Plan (the “Service Plan”) under which the Adviser will provide, or arrange for others (such as banks, trust companies, broker-dealers and other financial intermediaries (each, a “Service Organization”)) to provide, certain specified non-distribution shareholder servicing functions for the Fund’s shares owned by its respective customers, including but not limited to (a) establishing and maintaining accounts and records relating to customers who invest in the Fund; (b) aggregating and processing orders involving Fund shares; (c) processing dividend and other distribution payments from the Fund on behalf of customers; (d) preparing tax reports or forms on behalf of customers; (e) forwarding communications from the Fund; (f) providing sub-accounting with respect to Fund shares; (g) providing customers with a service that invests the assets of their accounts in Fund shares pursuant to specific or pre-authorized instructions; and (h) providing such other similar services as the Adviser may reasonably request to the extent it or a Service Organization is permitted to do so under applicable statutes, rules or regulations. The Fund will pay the Adviser or Service Organizations, as applicable, a shareholder servicing fee at an annual rate of up to 0.15% of the Fund’s average daily net assets, payable monthly.

Marketing and Support Payments

The Adviser and/or its affiliates, out of their own resources and without additional cost to the Fund or its shareholders, may provide cash payments or other compensation to certain financial intermediaries that sell shares of the Fund. These payments are in addition to other fees described in the Fund’s Prospectus and this SAI, and are generally provided for shareholder services or marketing support. Payments for marketing support are typically for inclusion of the Fund on sales lists, including electronic sales platforms. Investors may wish to take these payments into account when considering and evaluating recommendations to purchase shares of the Fund.

Dealer Reallowances

The Fund’s shares are subject to a sales charge that includes a dealer reallowance, which varies depending on how much the shareholder invests. The Distributor pays the appropriate dealer reallowance to dealers who have entered into an agreement with the Distributor to sell shares of the Fund. More detailed information on the sales charge and its application is contained in the Prospectus.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Pursuant to the Advisory Agreement and Sub-Advisory Agreement, the Adviser and Sub-Adviser determine which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. The purchases and sales of securities in the OTC market will generally be executed by using a broker for the transaction.

Purchases of portfolio securities for the Fund also may be made directly from issuers or from underwriters. Where possible, purchase and sale transactions will be effected through dealers (including banks) that specialize in the types of securities which the Fund will be holding unless better executions are available elsewhere. Dealers and underwriters usually act as principals for their own accounts. Purchases from underwriters will include a concession paid by the issuer to the underwriter and purchases from dealers will include the spread between the bid and the asked price. If the execution and price offered by more than one dealer or underwriter are comparable, the order may be allocated to a dealer or underwriter that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser and Sub-Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the broker-dealer involved, the risk in positioning the block of securities, and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers which furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other services in addition to execution services. Each of the Adviser and Sub-Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement and Sub-Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services as defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, to the Fund or to the Adviser or the Sub-Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser or Sub-Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser or Sub-Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s or Sub-Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund are made independently from those of other client accounts that may be managed or advised by the Adviser or Sub-Adviser. Nevertheless, it is possible that at times, identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client accounts in the same issuer may vary and the holding period may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a position in such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time as the Adviser’s or Sub-Adviser’s other client accounts.

The Fund do not effect securities transactions through brokers in accordance with any formula, nor do they effect securities transactions through brokers for selling shares of the Fund. However, broker-dealers who execute brokerage transactions may effect purchase of shares of the Fund for their customers. The brokers may also supply the Fund with research, statistical and other services.

Pursuant to the Distribution Agreement, should any amounts be retained by the Distributor, such amounts would not be held for profit by the Distributor, but instead would be used solely for distribution related expenditures.

Directed Brokerage

The Fund has not commenced operations as of the date of this SAI and therefore, the Fund has not paid any commissions on brokerage transactions directed to brokers pursuant to an agreement or understanding whereby the broker provides research or other brokerage services to the Adviser or Sub-Adviser.

Holdings of Securities of the Fund’s Regular Brokers or Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers or dealers” or the parents of those brokers or dealers. “Regular brokers or dealers” (as such term is defined in the 1940 Act) of the Fund are the ten brokers or dealers that, during the most recent fiscal year, (i) received the greatest dollar amounts of brokerage commissions from the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amounts of the portfolio transactions of the Fund, or (iii) sold the largest dollar amounts of the Fund’s shares.

PORTFOLIO TURNOVER

Although the Fund generally will not invest for short-term trading purposes, portfolio securities may be sold without regard to the length of time they have been held when, in the opinion of the Adviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions. To the extent net short-term capital gains are realized, any distributions resulting from such gains will generally be taxed at ordinary income tax rates for federal income tax purposes.

PROXY VOTING POLICY

The Board has adopted Proxy Voting Policies and Procedures (the “Trust Policies”) on behalf of the Trust, which delegates the responsibility for voting the Fund’s proxies to the Adviser and Sub-Adviser, as applicable, subject to the Board’s continuing oversight. The Trust Policies require that the Adviser and Sub-Adviser vote proxies received in a manner consistent with the best interests of the Fund. The Trust Policies also require the Adviser and Sub-Advisers to present to the Board, at least annually, the Adviser’s Proxy Voting Policies and Procedures (the “Adviser Policies”) and the Sub-Adviser’s Proxy Voting Policies and Procedures (the “Sub-Adviser Policies”) and a record of each proxy voted by the Adviser and Sub-Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser and Sub-Adviser as involving a conflict of interest. See Appendix B for the Trust Policies, the Adviser Policies and the Sub-Adviser Policies. The Trust Policies, the Adviser Policies and the Sub-Adviser Policies are intended to serve as guidelines and to further the economic value of each security held by the Fund. The Trust’s CCO will review the Trust Policies, the Adviser Policies, and the Sub-Adviser Policies annually. Each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

If a proxy proposal raises a material conflict between the Adviser’s or Sub-Adviser’s interests and the Fund’s interests, the Adviser or Sub-Adviser will resolve the conflict by following the Adviser’s or Sub-Adviser’s policy guidelines or the recommendation of an independent third party.

The Fund is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30 of each year. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-855-551-5521 and on the SEC’s web site at www.sec.gov.

CODES OF ETHICS

The Trust, the Adviser, the Sub-Adviser, and the Distributor have each adopted separate Codes of Ethics under Rule 17j‑1 of the 1940 Act. These Codes permit, subject to certain conditions, access persons of the Adviser, Sub-Adviser and Distributor to invest in securities that may be purchased or held by the Fund.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). In order to ensure compliance with this law, the Program provides for the development and implementation of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Distributor and the Fund’s Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Assets Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

PORTFOLIO HOLDINGS INFORMATION

The Trust has adopted policies and procedures regarding disclosure of portfolio holdings information (the “Disclosure Policy”). The Board of Trustees determined that the adoption of the Disclosure Policy, including the disclosure permitted therein, was in the best interests of the Trust. The Disclosure Policy applies to the Fund, Adviser, Sub-Adviser and other party involved in the administration, operation or custody of the Fund, including, but not limited to Ultimus, the Board of Trustees, counsel to the Trust, counsel to the Independent Trustees, and the Fund’s independent registered public accounting firm. The following policies and procedures describe the circumstances under which the Fund and Adviser, Sub-Adviser and other parties involved in the administration, operation or custody of the Fund, including, but not limited to, Ultimus, the Custodian, the Board of Trustees, Fund Counsel, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm (collectively, the “Service Providers”) may disclose information about the Fund’s portfolio securities. Notwithstanding such policies and procedures, any disclosures of the Fund’s portfolio securities must be consistent with the antifraud provisions of the federal securities laws and the fiduciary obligations of the Fund and the Service Providers. Portfolio holdings information will be deemed public when it has been (1) posted to the Fund’s public website (www.northsquareinvest.com) or (2) disclosed in periodic regulatory filings on the SEC’s website (www.sec.gov).

Disclosure of Portfolio Holdings. The principal Service Provider responsible for dissemination of information about the Fund’s portfolio securities is North Square Investments, LLC in its capacity as investment adviser to the Fund. The Fund and its Service Providers shall only disclose information concerning securities held in the Fund’s portfolios under the following circumstances:

A.	The Adviser may, but is not obligated to, make publicly available the portfolio holdings and/or the top ten holdings for the Fund on the Fund’s public websites no earlier than five calendar days after the as-of date of such information (e.g., information as of January 31 may be made available no earlier than February 5). The public disclosure of any Fund’s holdings within the five-calendar day period noted above may only be done by the Adviser after receiving written approval from the Fund’s CCO to do so. In some cases, the Adviser may wait until the Fund’s holdings are previously filed publicly with the SEC (e.g., the Fund’s annual or semi-annual report) and add that filing to the Fund’s website;

B.	The Fund or a Service Provider may disclose the Fund’s portfolio securities holdings to selected third parties when the Fund has a legitimate business purpose for doing so;

C.	Examples of instances in which selective disclosure of the Fund’s portfolio securities may be appropriate include disclosure for due diligence purposes to an investment adviser that is in merger or acquisition talks with the Fund’s investment advisers; disclosure to a newly hired investment adviser or sub-adviser prior to its commencing its duties. Nothing in the Fund’s Policy is intended to prevent the disclosure of any and all portfolio holdings information to the Fund’s service providers who generally need access to such information in the performance of their contractual duties and responsibilities, including disclosure to third party service providers of advisory, distribution, Fund Trustees, Directors of the Adviser, custody, fund accounting, sub-administration, independent public accountants, attorneys, proxy voting and other services to the Fund; or disclosure to a rating or ranking organization. Portfolio holdings may also be disclosed to other service providers to the Fund, including pricing services, portfolio management and trading systems. Portfolio managers and other senior officers or spokespersons of the Adviser or Sub-Adviser to the Fund may disclose or confirm the ownership of any individual portfolio holding position to reporters, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed pursuant to the conditions noted above;

D.	As required by the federal securities laws, including the 1940 Act, the Fund shall disclose its portfolio holdings in its applicable regulatory filings, including shareholder reports, reports on Forms N-CSR and N-PORT or such other filings, reports or disclosure documents as the applicable regulatory authorities may require. For example, the Adviser, Sub-Adviser or their affiliates or service providers may file any report required by applicable law (such as, Schedules 13D, 13G and Form 13F), respond to requests from regulators, and comply with valid subpoenas. Nothing contained in the Fund’s policy is intended to prevent the disclosure of portfolio holdings information as may be required by applicable law.

Confidentiality and Duty Not to Trade. The non-public disclosure of Fund portfolio holdings to other third-parties (such as fund evaluation services other than Morningstar and Lipper) may be permissible so long as the third party has signed a confidentiality agreement that is in the form and substance approved by the Fund’s CCO. Third parties shall not trade on such information.

Prohibition Against Compensation. Neither the Fund, a Service Provider nor any of their affiliated persons (as that term is defined in the 1940 Act) shall receive compensation in any form, whether in cash or otherwise, in connection with the disclosure of information about the Fund’s portfolio securities.

Persons Authorized to Disclose Information. With respect to the quarterly disclosure of portfolio holdings on the Fund’s websites, the Adviser is authorized to prepare and post the Fund’s portfolio holdings and is also responsible, along with the Fund’s administrator, for portfolio holdings disclosure to third party service providers of auditing, custody, proxy voting and other services to the Fund, or disclosure to a rating or ranking organization. With respect to any non-public disclosure of the Fund’s portfolio holdings, the Fund’s CCO shall be authorized to disclose such information.

Shareholders’ Best Interests and Conflicts of Interest. The non-public disclosure of portfolio holdings of the Fund to third parties may only be made following a determination by the Fund’s CCO that the disclosure is for a legitimate business purpose and in the best interest of Fund shareholders. In considering whether the disclosure of such information is for a legitimate business purpose and in the best interests of Fund shareholders, the Fund’s CCO must consider the conflicts between the interests of the Fund’s shareholders, or other of the Adviser’s clients and those of the Adviser and any affiliated person of the Fund. The CCO must document any decisions regarding non-public disclosure of portfolio holdings and the rationale therefore. This requirement shall not apply to the disclosure of the Fund’s portfolio securities to the Fund’s existing service providers of advisory, distribution, custody, fund accounting, sub-administration, independent public accountants, attorneys, proxy voting and other services to the Fund; or disclosure to a rating or ranking organization in connection with the provision of their services to the Fund, or as otherwise provided herein.

The Board, or an authorized committee of the Board, shall receive quarterly reports from the Service Providers stating whether disclosures were made concerning the Fund’s portfolio holdings in contravention of these policies and procedures during the previous quarter, and if so, such report shall describe to whom and under what circumstance such disclosures were made.

There is no assurance that the Fund’s policies on portfolio holdings information will protect Fund from the potential misuse of portfolio holdings information by individuals or firms in possession of such information.

Currently, based on the Fund, the Adviser posts portfolio holdings information, including top ten holdings, either monthly, quarterly, or promptly after the date such information is filed on the SEC’s EDGAR system (generally 60 days) for N-PORT, and the Annual or Semi-Annual Reports. In addition to the Adviser, the Sub-Adviser, Fund Counsel, counsel to the Independent Trustees and the Fund’s independent registered public accounting firm, the parties currently receiving non-public portfolio holdings information regarding one or more of the North Square Funds on an ongoing basis pursuant to the various arrangements and conditions described above include:

Advent (SS&C)

Bloomberg

Broadridge

CapBridge

Charles River Development

Dixon MRD & Company

FactSet

Glass Lewis

ICE Data Services

INDATA

ISS

Lipper Inc.

Morningstar

ProxyEdge

Star Compliance

Thomson Financial

Ultimus Fund Solutions, LLC

US Bank, N.A.

Vickers Stock Research Corporation

Wealthtechs

Shareholder In-Kind Distributions. The Fund may, in certain circumstances, pay redemption proceeds to a shareholder by an in-kind distribution of portfolio securities (instead of cash). In such circumstances, pursuant to the Disclosure Policy, Fund shareholders may receive a complete listing of the portfolio holdings of the Fund up to seven calendar days prior to making the redemption request provided that they represent orally or in writing that they agree to maintain the confidentiality of the portfolio holdings information and not to trade portfolio securities based on the non-public holdings information.

DETERMINATION OF NET ASSET VALUE

The net asset values per share (the “NAVs”) of the Fund’s shares will fluctuate and are determined as of 4:00 p.m. Eastern Time, the normal close of regular trading on the New York Stock Exchange (the “NYSE”) on each day the NYSE is open for trading. The NAVs may be calculated earlier if trading on the NYSE is restricted or if permitted by the SEC. The NYSE annually announces the days on which it will not be open for trading. The most recent announcement indicates that the NYSE will not be open for the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. However, the NYSE may close on days not included in that announcement.

The NAV of each class of the Fund is computed by dividing (a) the difference between the value of the Fund’s securities, cash and other assets and the amount of the Fund’s expenses and liabilities attributable to the class by (b) the number of shares outstanding in that class (assets – liabilities / # of shares = NAV). Each NAV takes into account all of the expenses and fees of that class of the Fund, including management fees and administration fees, which are accrued daily. Due to the fact that different expenses are charged to the Fund’s Class A shares and Class I shares, as applicable, the NAV of the Fund’s classes will vary.

Net Assets of a Fund’s Class	=	NAV of a Fund’s Class
Shares Outstanding of a Fund’s Class

Generally, the Fund’s investments are valued at market value. Fair value pricing involves subjective judgments, and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available. The Board has appointed the Adviser as its designee (the “Valuation Designee”) for all fair value determinations and responsibilities, with respect to the Fund. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Valuation Designee, subject to review and approval by the Adviser’s Valuation Committee, in accordance with procedures approved by the Board. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability to effectively oversee the Valuation Designee’s fair value determinations.

The Fund’s securities which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and ask prices.

Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”), National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has not been any sale on such day, at the mean between the bid and ask prices. OTC securities which are not traded in the NASDAQ National Market System are valued at the most recent trade price.

Stocks that are “thinly traded” or events occurring when a foreign market is closed but the NYSE is open (for example, the value of a security held by the Fund has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded) may create a situation where a market quote would not be readily available. When a market quote is not readily available, the security’s value is based on “fair value” as determined in good faith by the Valuation Designee, subject to review and approval by the Valuation Committee, in accordance with procedures adopted by the Board. The Fund may hold portfolio securities, such as those traded on foreign securities exchanges that trade on weekends or other days when the Fund’s shares are not priced. Therefore, the value of the Fund’s shares may change on days when shareholders will not be able to purchase or redeem shares.

Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.

PURCHASE AND REDEMPTION OF FUND SHARES

Detailed information on the purchase and redemption of shares is included in the Fund’s Prospectus. Shares of the Fund are sold at the next NAV or offering price calculated after receipt of an order for purchase. In order to purchase shares of the Fund, you must invest the initial minimum investment for the relevant class of shares. However, the Adviser reserves the right, in its sole discretion, to waive the minimum initial investment amount for certain investors, or to waive or reduce the minimum initial investment for 401(k) plans or other tax-deferred retirement plans. You may purchase shares on any day that the NYSE is open for business by placing orders with the Fund.

The Fund reserves the right to refuse any purchase requests, particularly those that would not be in the best interests of the Fund or its shareholders and could adversely affect the Fund or its operations. This includes those from any individual or group who, in the Fund’s view, is likely to engage in or has a history of excessive trading (usually defined as more than four round-trip transactions out of the Fund within a calendar year). Furthermore, the Fund may suspend the right to redeem its shares or postpone the date of payment upon redemption for more than seven calendar days (i) for any period during which the NYSE is closed (other than customary weekend or holiday closings) or trading on the NYSE is restricted; (ii) for any period during which an emergency exists affecting the sale of the Fund’s securities or making such sale or the fair determination of the value of the Fund’s net assets is not reasonably practicable; or (iii) for such other periods as the SEC may permit for the protection of the Fund’s shareholders. In addition, if shares are purchased using a check or electronic funds transfer through the ACH network and a redemption is requested before the purchase amount has cleared, the Fund may postpone payment of the redemption proceeds up to 15 calendar days while the Fund wait for the purchase amount to clear.

Redemptions In-Kind

The Fund has reserved the right to pay the redemption price of its shares in excess of the amounts specified by the rule, either totally or partially, by an in-kind distribution of portfolio securities (instead of cash). The securities so distributed would be valued at the same amounts as those assigned to them in calculating the NAV for the Fund shares being redeemed. If a shareholder receives an in-kind distribution, the shareholder could incur brokerage or other charges in converting the securities to cash.

The Fund does not intend to hold any significant percentage of its portfolio in investments that are classified as illiquid, although the Fund, like virtually all mutual funds, may from time to time hold a small percentage of investments that are classified as illiquid. In the unlikely event the Fund were to elect to make an in-kind redemption, the Fund expects that it would follow the normal protocol of making such distribution by way of a pro rata distribution based on its entire portfolio. If the Fund held investments that are classified as illiquid, such distribution may contain a pro rata portion of such illiquid investments or the Fund may determine, based on a materiality assessment, not to include illiquid investments in the in-kind redemption. The Fund does not anticipate that it would ever selectively distribute a greater than pro rata portion of any illiquid investments to satisfy a redemption request. If such investments are included in the distribution, shareholders may not be able to liquidate such investments and may be required to hold such investments indefinitely. A shareholder’s ability to liquidate such investments distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by the issuers of the securities or by law. Shareholders may only be able to liquidate such investments distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these investments by the recipient.

FEDERAL INCOME TAX MATTERS

The following is a summary of certain material U.S. federal (and, where noted, state and local) income tax considerations affecting the Fund and its shareholders. The discussion is very general. Current and prospective shareholders are therefore urged to consult their own tax advisers with respect to the specific federal, state, local and foreign tax consequences of investing in the Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

The Fund is treated as a separate entity from other series of the Trust for federal income tax purposes. The Fund has elected to be and intends to continue to qualify each year for treatment as a “regulated investment company” under Subchapter M of the Internal Revenue Code by complying with all applicable requirements of the Internal Revenue Code, including, among other things, requirements as to the sources of the Fund’s income, diversification of the Fund’s assets and timing of Fund distributions. To so qualify, the Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditionally permitted mutual fund income); (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, in the securities (other than the securities of other regulated investment companies) of any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more “qualified publicly traded partnerships;” and (c) distribute an amount equal to the sum of at least 90% of its investment company taxable income (computed without regard to the dividends-paid deduction) and 90% of its net tax-exempt income, if any, for the tax year (including, for purposes of satisfying this distribution requirement, certain distributions made by the Fund after the close of its taxable year that are treated as made during such taxable year).

As a regulated investment company, the Fund will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders provided that it satisfies a minimum distribution requirement. In order to also avoid liability for a non-deductible federal excise tax, the Fund must distribute (or be deemed to have distributed) by December 31 of each calendar year at least the sum of (i) 98% of its ordinary income for such year, (ii) 98.2% of the excess of its realized capital gains over its realized capital losses for the 12-month period generally ending on October 31 during such year and (iii) any amounts from the prior calendar year that were not distributed and on which the Fund paid no federal income tax. The Fund will be subject to income tax at regular corporate tax rates on any taxable income or gains that it does not distribute to its shareholders. The Fund’s policy is to distribute to its shareholders all investment company taxable income (determined without regard to the deduction for dividends paid) and any net capital gain (the excess of net long-term capital gain over net short-term capital loss) for each fiscal year in a manner that complies with the distribution requirements of the Internal Revenue Code, so that the Fund will not be subject to any federal income or excise taxes.

If, for any taxable year, the Fund were to fail to qualify as a regulated investment company or were to fail to meet certain minimum distribution requirements under the Internal Revenue Code, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. In addition, in the event of a failure to qualify, the Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, including any distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to shareholders as ordinary dividend income for federal income tax purposes. However, such dividends would be eligible, subject to any generally applicable limitations, (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. Moreover, if the Fund were to fail to qualify as a regulated investment company in any year, it would be required to pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. Under certain circumstances, the Fund may be able to cure a failure to qualify as a regulated investment company, but in order to do so the Fund might incur significant Fund-level taxes and might be forced to dispose of certain assets. If the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund would generally be required to recognize any net built-in gains with respect to certain of its assets upon a disposition of such assets within ten years of qualifying as a regulated investment company in a subsequent year.

Shareholders generally will be subject to federal income taxes on distributions made by the Fund whether paid in cash or additional shares. Distributions of net investment income (including interest, dividend income and net short-term capital gain in excess of any net long-term capital loss, less certain expenses), other than qualified dividend income, will be taxable to shareholders as ordinary income. Distributions of qualified dividend income generally will be taxed to non-corporate shareholders at the federal income tax rates applicable to net capital gain, provided the Fund reports the amount distributed as qualified dividend income.

In general, dividends may be reported by the Fund as qualified dividend income if they are attributable to qualified dividend income received by the Fund. Qualified dividend income generally means dividend income received from the Fund’s investments in common and preferred stock of U.S. companies and stock of certain qualified foreign corporations, provided that certain holding period and other requirements are met by both the Fund and its shareholders. If 95% or more of the Fund’s gross income (calculated without taking into account net capital gain derived from sales or other dispositions of stock or securities) consists of qualified dividend income, the Fund may report all distributions of such income as qualified dividend income.

A foreign corporation is treated as a qualified foreign corporation for this purpose if it is incorporated in a possession of the United States or it is eligible for the benefits of certain income tax treaties with the United States and meets certain additional requirements. Certain foreign corporations that are not otherwise qualified foreign corporations will be treated as qualified foreign corporations with respect to dividends paid by them if the stock with respect to which the dividends are paid is readily tradable on an established securities market in the United States. Passive foreign investment companies are not qualified foreign corporations for this purpose. Dividends received by the Fund from REITs generally do not qualify for treatment as qualified dividend income.

Distributions by the Fund to its shareholders that the Fund properly reports as “Section 199A dividends,” as described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Generally, a “Section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A Section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. The Fund is permitted to report such part of its dividends as Section 199A dividends as are eligible, but is not required to do so.

Dividends paid by the Fund may qualify in part for the dividends-received deduction available to corporate shareholders, provided the Fund reports the amount distributed as a qualifying dividend and certain holding period and other requirements under the Internal Revenue Code are satisfied. The reported amount, however, cannot exceed the aggregate amount of qualifying dividends received by the Fund for its taxable year. Eligibility for qualified dividend income treatment and the dividends-received deduction may be reduced or eliminated if, among other things, (i) the shareholder is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property or (ii) certain holding period requirements are not satisfied at both the Fund and shareholder levels. In addition, qualified dividend income treatment is not available if a shareholder elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest.

Distributions of net capital gain, if any, that the Fund reports as capital gain dividends will be taxable to non-corporate shareholders as long-term capital gain without regard to how long a shareholder has held shares of the Fund. The Fund may retain certain amounts of capital gains and designate them as undistributed net capital gain in a notice to its shareholders, who (i) will be required to include in income for U.S. federal income tax purposes, as long-term capital gain, their proportionate shares of the undistributed amounts so designated, (ii) will be entitled to credit their proportionate shares of the income tax paid by the Fund on those undistributed amounts against their federal income tax liabilities and to claim refunds to the extent such credits exceed their liabilities and (iii) will be entitled to increase their federal income tax basis in their shares by an amount equal to the excess of the amounts of undistributed net capital gain included in their respective income over their respective income tax credits.

Distributions in excess of earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of the shareholder’s basis in his or her Fund shares. A distribution treated as a return of capital will reduce the shareholder’s basis in his or her shares, which will result in an increase in the amount of gain (or a decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on a later sale of such shares. After the shareholder’s basis is reduced to zero, any distributions in excess of earnings and profits will be treated as a capital gain, assuming the shareholder holds his or her shares as capital assets.

A 3.8% Medicare contribution tax generally applies to all or a portion of the net investment income of a shareholder who is an individual and not a nonresident alien for federal income tax purposes and who has adjusted gross income (subject to certain adjustments) that exceeds a threshold amount ($250,000 if married filing jointly or if considered a “surviving spouse” for federal income tax purposes, $125,000 if married filing separately, and $200,000 in other cases). This 3.8% tax also applies to all or a portion of the undistributed net investment income of certain shareholders that are estates and trusts. For these purposes, interest, dividends and certain capital gains (among other categories of income) are generally taken into account in computing a shareholder’s net investment income.

Distributions are generally taxable when received. However, distributions declared in October, November or December to shareholders of record on a date in such a month and paid the following January are taxable for federal income tax purposes as if received on December 31 of the calendar year in which declared. Distributions are includable in alternative minimum taxable income in computing a shareholder’s liability for the federal alternative minimum tax. In addition, certain distributions made after the close of a taxable year of the Fund may be “spilled back” and treated for certain purposes as paid by the Fund during such taxable year. In such case, shareholders generally will be treated as having received such dividends in the taxable year in which the distributions were actually made. For purposes of calculating the amount of a regulated investment company’s undistributed income and gain subject to the 4% excise tax described above, such “spilled back” dividends are treated as paid by the regulated investment company when they are actually paid.

A redemption of Fund shares may result in recognition of a taxable gain or loss. The gain or loss will generally be treated as a long-term capital gain or loss if the shares are held for more than one year, and as a short-term capital gain or loss if the shares are held for one year or less. Any loss realized upon a redemption or exchange of shares held for six months or less will be treated as a long term capital loss to the extent of any amounts treated as distributions of long term capital gains during such six month period. Any loss realized upon a redemption may be disallowed under certain wash sale rules to the extent shares of the same Fund or other substantially identical stock or securities are purchased (through reinvestment of distributions or otherwise) within 30 days before or after the redemption.

If a shareholder recognizes a loss with respect to the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder (or certain greater amounts over a combination of years), the shareholder must file with the Internal Revenue Service (the “IRS”) a disclosure statement on IRS Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is so reportable does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper.

The Fund’s transactions in options and other similar transactions, such as futures, may be subject to special provisions of the Internal Revenue Code that, among other things, affect the character of any income realized by the Fund from such investments, accelerate recognition of income to the Fund, defer Fund losses, affect the holding period of the Fund’s securities, affect whether distributions will be eligible for the dividends-received deduction or be treated as qualified dividend income and affect the determination of whether capital gain and loss is characterized as long-term or short-term capital gain or loss. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions may also require the Fund to “mark-to-market” certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding U.S. federal income and excise taxes. The Fund will monitor these transactions and will make the appropriate entries in its books and records, and if the Fund deems it advisable, will make appropriate elections if available in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company and minimize the imposition of U.S. federal income and excise taxes.

The Fund’s transactions in broad based equity index futures contracts, exchange-traded options on such indices and certain other futures contracts are generally considered “Section 1256 contracts” for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year. The resulting gain or loss is treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss recognized on actual sales of Section 1256 contracts is treated in the same manner. As noted above, distributions of net short-term capital gain are taxable to shareholders as ordinary income while distributions of net long-term capital gain are taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held shares of the Fund.

The Fund’s entry into a short sale transaction, an option or certain other contracts, such as futures, could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income to shareholders to avoid federal income and excise taxes. Therefore, the Fund may have to sell portfolio securities (potentially under disadvantageous circumstances) to generate cash, or may have to undertake leverage by borrowing cash, to satisfy these distribution requirements. Dispositions of portfolio securities may result in additional gains and additional distribution requirements.

If the Fund invests in a market discount bond, it will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues as discussed above. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond).

The Fund may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains with respect to its investments in those countries, which would, if imposed, reduce the yield on or return from those investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes in some cases. So long as the Fund qualifies for treatment as a regulated investment company and incurs “qualified foreign taxes,” if more than 50% of its net assets at the close of its taxable year consist of stock or securities of foreign corporations, the Fund may elect to “pass through” to its shareholders the amount of such foreign taxes paid. If this election is made, information with respect to the amount of the foreign income taxes that are allocated to the Fund’s shareholders will be provided to them and any shareholder subject to tax on dividends will be required (i) to include in ordinary gross income (in addition to the amount of the taxable dividends actually received) his/her proportionate share of the foreign taxes paid that are attributable to such dividends; and (ii) either to deduct his/her proportionate share of such foreign taxes in computing his/her taxable income or to claim that amount as a foreign tax credit (subject to applicable limitations) against U.S. income taxes.

Shareholders who do not itemize deductions for U.S. federal income tax purposes will not be able to deduct their pro rata portion of qualified foreign taxes paid by the Fund, although such shareholders will be required to include their shares of such taxes in gross income if the Fund makes the election described above. Qualified foreign taxes generally include taxes that would be treated as income taxes under U.S. tax regulations but do not include most other taxes, such as stamp taxes, securities transaction taxes, and similar taxes. No deduction for such taxes will be permitted to individuals in computing their alternative minimum tax liability.

If the Fund makes the election to pass through qualified foreign taxes and a shareholder chooses to take a credit for the foreign taxes deemed paid by such shareholder, the amount of the credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken that the shareholder’s taxable income from foreign sources (but not in excess of the shareholder’s entire taxable income) bears to his entire taxable income. For this purpose, long-term and short-term capital gains the Fund realizes and distributes to shareholders will generally not be treated as income from foreign sources in their hands, nor will distributions of certain foreign currency gains subject to Section 988 of the Internal Revenue Code or of any other income realized by the Fund that is deemed, under the Internal Revenue Code, to be U.S.-source income in the hands of the Fund. This foreign tax credit limitation may also be applied separately to certain specific categories of foreign-source income and the related foreign taxes. As a result of these rules, which may have different effects depending upon each shareholder’s particular tax situation, certain shareholders may not be able to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. Shareholders who are not liable for U.S. federal income taxes, including tax-exempt shareholders, will ordinarily not benefit from this election. If the Fund does make the election, it will provide required tax information to shareholders. The Fund generally may deduct any foreign taxes that are not passed through to its shareholders in computing its income available for distribution to shareholders to satisfy applicable tax distribution requirements.

Foreign exchange gains or losses realized by the Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Internal Revenue Code, which generally causes such gains or losses to be treated as ordinary gain or loss and may affect the amount, timing and character of distributions to shareholders.

The Fund may purchase the securities of certain foreign companies called passive foreign investment companies (“PFICs”). PFICs may be the only or primary means by which the Fund may invest in some countries. If the Fund invests in PFICs, it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend to shareholders. Additional charges in the nature of interest may be imposed on either the Fund or shareholders with respect to deferred taxes arising from such distributions or gains. Capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long such PFICs are held. A “qualified electing fund” election or a “mark to market” election may generally be available that would ameliorate these adverse tax consequences, but such elections could require the Fund to recognize taxable income or gain (subject to the distribution requirements applicable to regulated investment companies, as described above) without the concurrent receipt of cash. In order to satisfy the distribution requirements and avoid a tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund. In order for the Fund to make a qualified electing fund election with respect to a PFIC, the PFIC would have to agree to provide certain tax information to the Fund on an annual basis, which it might not agree to do. The Fund may limit and/or manage its holdings in PFICs to limit its tax liability or maximize its return from these investments.

The Fund is required to withhold (as “backup withholding”) a portion of reportable payments, including dividends, capital gain distributions and the proceeds of redemptions and exchanges or repurchases of Fund shares, paid to shareholders who have not complied with certain IRS regulations. The backup withholding rate is set under Section 3406 of the Internal Revenue Code for U.S. residents. In order to avoid this withholding requirement, shareholders, other than certain exempt entities, must certify on IRS Forms W-9 or on certain other documents, that the Social Security Numbers or other Taxpayer Identification Numbers they provide are their correct numbers and that they are not currently subject to backup withholding, or that they are exempt from backup withholding. The Fund may nevertheless be required to backup withhold if it receives notice from the IRS or a broker that a number provided is incorrect or that backup withholding is applicable as a result of previous underreporting of interest or dividend income.

Ordinary dividends and certain other payments made by the Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate (or a lower rate as may be determined in accordance with any applicable treaty). In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN or similar form certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides an IRS Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or a lower treaty rate).

The 30% withholding tax described in the preceding paragraph generally will not apply to distributions of net capital gain, to redemption proceeds, or to dividends that the Fund reports as (a) interest-related dividends, to the extent such dividends are derived from the Fund’s “qualified net interest income,” or (b) short-term capital gain dividends, to the extent such dividends are derived from the Fund’s “qualified short-term gain.” “Qualified net interest income” is the Fund’s net income derived from U.S.-source interest and original issue discount, subject to certain exceptions and limitations. “Qualified short-term gain” generally means the excess of the net short-term capital gain of the Fund for the taxable year over its net long-term capital loss, if any. In order to qualify for an exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or other applicable form). Backup withholding will not be applied to payments that are subject to this 30% withholding tax.

Unless certain non-U.S. entities that hold Fund shares comply with IRS requirements that will generally require them to report information regarding U.S. persons investing in, or holding accounts with, such entities, a 30% withholding tax may apply to the Fund’s distributions. A non-U.S. shareholder may be exempt from the withholding described in this paragraph under an applicable intergovernmental agreement between the United States and a foreign government, provided that the shareholder and the applicable foreign government comply with the terms of such agreement.

This discussion and the related discussion in the Prospectus have been prepared by management of the Fund, and counsel to the Trust has expressed no opinion in respect thereof.

Shareholders and prospective shareholders of the Fund should consult their own tax advisers concerning the effect of owning shares of the Fund in light of their particular tax situations.

Equalization Accounting

The Fund may use “equalization accounting” to determine the portion of its income and gains that has been distributed with respect to each taxable year. Under equalization accounting, the Fund would allocate a portion of its undistributed investment company taxable income and net capital gain to redemption proceeds. This method would allow the Fund to reduce the amount of such income and gains that it distributes to non-redeeming shareholders but would not reduce the total return on a shareholder’s investment. If the IRS determines that the Fund’s equalization method is improper and that the Fund has under-distributed its income and gain for any taxable year, the Fund may be liable for federal income and/or excise tax. Equalization accounting is not available for a fund that is a personal holding company for federal income tax purposes.

DIVIDENDS AND DISTRIBUTIONS

The Fund will receive income in the form of dividends and interest earned on its investments in securities. This income, less the expenses incurred in its operations, is the Fund’s net investment income, substantially all of which will be declared as dividends to the Fund’s shareholders.

The amount of income dividend payments by the Fund is dependent upon the amount of net investment income received by the Fund from its portfolio holdings, is not guaranteed and is subject to the discretion of the Board. The Fund does not pay “interest” or guarantee any fixed rate of return on its investments.

The Fund also may derive capital gains or losses in connection with sales or other dispositions of its portfolio securities. Any net gain the Fund may realize from transactions involving investments held for less than the period required for long-term capital gain or loss recognition or otherwise producing short-term capital gains and losses (taking into account any available carryover of capital losses), although a distribution from capital gains, will be distributed to shareholders with and as a part of the income dividends paid by the Fund and will be taxable to shareholders as ordinary income for federal income tax purposes. If during any year the Fund realizes a net gain on transactions involving investments held for more than the period required for long-term capital gain or loss recognition or otherwise producing long-term capital gains and losses, the Fund will have a net long-term capital gain. After deduction of the amount of any net short-term capital loss, the balance (to the extent not offset by any capital losses available to be carried over) generally will be distributed and treated as long-term capital gains in the hands of the shareholders regardless of the length of time the Fund’s shares may have been held by the shareholders. For more information concerning applicable capital gains tax rates, see your tax adviser.

Any dividend or distribution paid by the Fund reduces the Fund’s NAVs on the date paid by the amount of the dividend or distribution per share. Accordingly, a dividend or distribution paid shortly after a purchase of shares by a shareholder will generally be taxable, even if it effectively represents a partial return of the shareholder’s capital.

Dividends and other distributions will be made in the form of additional shares of the Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and/or distributions by notifying the Transfer Agent in writing or by telephone, but any such change will be effective only as to dividends and other distributions for which the record date is five or more calendar days after the Transfer Agent has received the request.

The Fund’s investments in partnerships, if any, including in qualified publicly traded partnerships, may result in that Fund being subject to state, local or foreign income, franchise or withholding tax liabilities.

GENERAL INFORMATION

North Square Investments Trust is an open-end management investment company organized as a Delaware statutory trust under the laws of the State of Delaware on August 2, 2018. Effective on or about June 24, 2024, the Trust is expected to change its name from “North Square Investments Trust” to “Exchange Place Advisors Trust.” The Trust has a number of outstanding series of shares of beneficial interest, each of which represents interests in a separate portfolio of securities. The Trust’s Declaration of Trust permits the Trustees to create additional series of shares, to issue an unlimited number of full and fractional shares of beneficial interest of each series, including the Fund, and to divide or combine the shares of any series into a greater or lesser number of shares without thereby materially changing the proportionate beneficial interest in the series. The Trust may offer more than one class of shares of any series. The Fund has registered the following classes of shares, but not all classes may be currently available for purchase:

	Class A	Class I
North Square Kennedy MicroCap Fund	X	X

The Trust has reserved the right to create and issue additional series or classes. Subject to the distinctions permitted among classes of the Trust or any series as established by the Board consistent with the requirements of the 1940 Act, each share of the Trust or any series shall represent an equal beneficial interest in the net assets of the Trust or such series, and each shareholder of the Trust or any series shall be entitled to receive such shareholder’s pro rata share of distributions of income and capital gains, if any, made with respect to the Trust or such series. Upon redemption of the shares of any series, the applicable shareholder shall be paid solely out of the funds and property of such series of the Trust. Except as otherwise provided by the Board, shareholders shall have no preemptive or other right to subscribe to any additional shares or other securities issued by the Trust.

The Board may require shareholders to redeem shares for any reason under terms set by the Board. When issued, shares are fully paid and non-assessable. The Board may, however, cause shareholders, or shareholders of a particular series or class, to pay certain transfer agency, servicing or similar agent charges by setting off such charges due from such shareholder from declared but unpaid dividends owed such shareholder and/or by reducing the number of shares in the account of such shareholder by that number of full and/or fractional shares which represents the outstanding amount of such charges due from such shareholder.

Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote (and a proportionate fractional vote for each fraction of a share). The Trust is not required and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of Fund shareholders when in the judgment of the Board of the Trust it is necessary or desirable to submit matters for a shareholder vote or as otherwise required by the 1940 Act or other applicable federal law. It is not anticipated that the Trust will hold shareholders’ meetings unless required by law or its Declaration of Trust or By-Laws. On any matters submitted to a vote of the shareholders, all shares of the Trust then entitled to vote shall be voted in aggregate, except: (i) when required by the 1940 Act, shares shall be voted by individual series or class; (ii) when the matter involves any action that the Board has determined will affect only the interests of one or more series, then only shareholders of such series shall be entitled to vote thereon; and (iii) when the matter involves any action that the Board has determined will affect only the interests of one or more classes, then only the shareholders of such class or classes shall be entitled to vote thereon. Accordingly, shareholders of each series generally vote separately, for example, to approve investment advisory contracts or changes in fundamental investment policies or restrictions, but shareholders of all series may vote together to the extent required under the 1940 Act, such as in the election or selection of Trustees, principal underwriters and accountants for the Trust. Under certain circumstances, the shareholders of one or more series could control the outcome of these votes.

Shares of each class of a series represent an equal pro rata interest in such series and, generally, have identical voting, dividend, liquidation, and other rights, preferences, powers, terms and conditions, except that: (i) each class shall have a different designation; (ii) each class of shares shall bear any class expenses relevant to that specific class; and (iii) each class shall have separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class. Upon liquidation or dissolution of the Fund, shareholders of the Fund would generally be entitled to share pro rata in the net assets of the Fund’s available for distribution to shareholders.

The shareholders of the Fund have the power to vote only: (i) for the election or removal of Trustees as and to the extent provided in the Trust’s Declaration of Trust; (ii) with respect to such additional matters relating to the Trust as may be required by federal law including the 1940 Act, or any registration of the Trust with the SEC (or any successor agency) or any state; and (iii) as the Board may otherwise consider necessary or desirable in its sole discretion.

The Trust is an entity of the type commonly known as a “Delaware statutory trust.” Under Delaware law and the Trust’s Declaration of Trust, shareholders are entitled to the same limitation of personal liability extended to shareholders of corporations organized under Delaware law. Therefore, shareholders generally will not be subject to personal liability for Fund obligations. The risk that a shareholder will incur personal liability for Fund obligations is limited to the circumstances in which a state court may not apply Delaware law or the terms of the Trust’s Declaration of Trust.

FINANCIAL STATEMENTS

Because the Fund has not commenced operations as of the date of this SAI, there are no financial statements available at this time. Shareholders of the Fund will be informed of the Fund’s progress through periodic reports when those reports become available. Financial statements certified by the Fund’s independent registered public accounting firm will be submitted to shareholders at least annually.

APPENDIX A -
DESCRIPTION OF SECURITIES RATINGS

Corporate Bonds (Including Convertible Bonds)

Moody’s

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B	Obligations rated B are considered speculative and are subject to high credit risk.

Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery.

C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

S&P

AAA	An obligation rated AAA has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA	An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A	An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB	An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note	Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB	An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B	An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC	An obligation rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated CC is currently highly vulnerable to nonpayment.

C	The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D	An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. The “r” symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns, which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk-such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

Preferred Stock

Moody’s

Aaa	An issue that is rated “Aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

Aa	An issue that is rated “Aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well maintained in the foreseeable future.

A	An issue that is rated “A” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “Aaa” and “Aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

Baa	An issue that is rated “Baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

Ba	An issue that is rated “Ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

B	An issue that is rated “B” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

Caa	An issue that is rated “Caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

Ca	An issue that is rated “Ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.

C	This is the lowest rated class of preferred or preference stock. Issues so rated can thus be regarded as having extremely poor prospects of ever attaining any real investment standing.

Note	Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification: the modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P

AAA	This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA	A preferred stock issue rated AA also qualifies as a high-quality, fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A	An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB	An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC	Preferred stock rated BB, B, and CCC is regarded, on balance, as predominantly speculative with respect to the issuer’s capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC	The rating CC is reserved for a preferred stock issue that is in arrears on dividends or sinking fund payments, but that is currently paying.

C	A preferred stock rated C is a nonpaying issue.

D	A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

N.R.	This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular type of obligation as a matter of policy.

Note	Plus (+) or minus (-). To provide more detailed indications of preferred stock quality, ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Short Term Ratings

Moody’s

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

Prime-1	Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

●	Leading market positions in well-established industries.

●	High rates of return on funds employed.

●	Conservative capitalization structure with moderate reliance on debt and ample asset protection.

●	Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

●	Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P

A-1	A short-term obligation rated A-1 is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2	A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3	A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

APPENDIX B -

NORTH SQUARE INVESTMENTS TRUST

PROXY VOTING POLICIES AND PROCEDURES

North Square Investments Trust (the “Trust”) is registered as an open-end investment company under the Investment Company Act of 1940, as amended (“1940 Act”). Effective on or about June 24, 2024, the Trust is expected to change its name from “North Square Investments Trust” to “Exchange Place Advisors Trust.” The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment adviser of each Fund (each an “Adviser” and, collectively, the “Advisers”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund or an Adviser has a web site, a copy of the Adviser’s proxy voting policy and this Policy may be posted on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s co-administrator within 30 days after June 30 of each year. The Trust’s co-administrator, MFAC will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

NORTH SQUARE INVESTMENTS, LLC

PROXY VOTING POLICIES AND PROCEDURES

POLICY

North Square has adopted Proxy Voting Policies and Procedures. Where North Square has proxy voting authority for securities of its advisory clients, North Square will vote such securities for the exclusive benefit, and in the best economic interest, of those clients and their beneficiaries, as determined by North Square in good faith and in accordance with North Square’s environmental and social guidelines, subject to any restrictions or directions from a client. Such voting responsibilities will be exercised in a manner that is consistent with the general antifraud provisions of the Advisers Act, as well as with North Square’s fiduciary duties under federal and state law to act in the best interests of its clients. A description of the Proxy Procedures appears in North Square’s brochure and in the Trust’s SAI for the Funds managed by North Square.

BACKGROUND

Proxy voting is an important right of shareholders; thus, reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

SEC Registered Investment Advisers who exercise voting authority with respect to client securities are required by Rule 206(4)-6 of the Advisers Act to: (1) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an adviser addresses material conflicts that may arise between an adviser’s interests and those of its clients; (2) disclose to clients how they may obtain information from the adviser with respect to the voting of proxies for their securities; (3) describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (4) maintain certain records relating to the adviser’s proxy voting activities when the adviser does have proxy voting authority.

PROCEDURE

North Square will cast votes and maintain voting records. Case-by-case decisions are generally made by the CCO. All voting records are maintained. North Square will maintain copies of any document created by North Square that was material in making a determination of how to vote a “case-by-case” proxy or that memorializes the basis for that decision.

On occasion, North Square may determine not to vote a particular proxy. This may be done, for example where: (1) the cost of voting the proxy outweighs the potential benefit derived from voting; (2) a proxy is received with respect to securities that have been sold before the date of the shareholder meeting and are no longer held in a client account; (3) the terms of an applicable securities lending agreement prevent North Square from voting with respect to a loaned security; (4) despite reasonable efforts, North Square receives proxy materials without sufficient time to reach an informed voting decision and vote the proxies; (5) the terms of the security or any related agreement or applicable law preclude North Square from voting; or (6) the terms of an applicable advisory agreement reserve voting authority to the client or another party.

Identifying and Addressing Conflicts of Interest

North Square acknowledges its responsibility for identifying material conflicts of interest related to voting proxies. In order to ensure that North Square is aware of the facts necessary to identify conflicts, senior management of North Square must disclose to the CCO any personal conflicts such as officer or director positions held by them, their spouses or close relatives, in any portfolio company. Conflicts based on business relationships with North Square or any affiliate of North Square will be considered only to the extent that North Square has actual knowledge of such relationships. If a conflict may exist which cannot be otherwise addressed by CCO, North Square may choose one of several options including: (1) voting in accordance with the Voting Guidelines, if it involves little or no discretion; (2) voting as recommended by a third party service, if employed by North Square; (3) “echo” or “mirror” voting the proxies in the same proportion as the votes of other proxy holders that are not North Square clients; (4) if possible, erecting information barriers around the person or persons making the voting decision sufficient to insulate the decision from the conflict; or (5) if agreed upon in writing with the client, forwarding the proxies to affected clients and allowing them to vote their own proxies.

Client Requests for information

Investment advisory clients may request a copy of North Square’s Proxy Voting Policies and Procedures and/or information about how North Square has voted securities in their account by contacting North Square at a specified phone number. North Square will not disclose proxy votes for a client to other clients or third parties unless specifically requested, in writing, by the client.

Proxy Committee

The CCO and other members deemed necessary shall review North Square’s proxy procedures and third party services provider on a periodic basis. This group will review the Firm’s proxy voting policies and procedures and ensure that its third party proxy voting service provider is voting client securities, maintaining required records and meeting the obligations of its contract with North Square.

Proxy Voting Guidelines

From time to time, North Square may adopt specific internal proxy voting guidelines to assist it in carrying out this policy, which may include the use of independent third party advisory firms.

KENNEDY CAPITAL MANAGEMENT LLC

POLICY WITH RESPECT TO PROXY VOTING

Introduction

Rule 206(4)-6 under the Advisers Act of 1940, as amended, sets forth the conditions under which advisers owe a fiduciary obligation with respect to each client for which the adviser exercises investment discretion, including the authority and responsibility to vote proxies. Advisers with proxy voting authority must monitor corporate developments and, where appropriate, vote proxies. In addition, advisers must cast proxy votes solely in the best interest of its clients.

Kennedy Capital Management LLC (“KCM”) has adopted the following policies with respect to voting proxies on behalf of its clients:

1.	This written proxy voting policy, which is updated and supplemented from time-to-time, will be provided to each client for which KCM has been delegated the authority or responsibility to vote proxies;

2.	Clients will be advised about how to obtain a copy of the proxy voting policy and information about how their securities were voted;

3.	The proxy voting policy is consistently applied and records of votes maintained for each client;

4.	KCM documents the reasons for voting, including exceptions;

5.	KCM maintains records of such votes cast and client requests for proxy voting information for inspection by the client or governmental agencies;

6.	KCM monitors such voting for any potential conflicts with the interests of its clients; and

7.	KCM maintains systems to ensure that material conflicts will be resolved prior to voting, documenting in each case that its good faith determination was based on the clients’ best interests and did not result from the conflict.

Conflicts of Interests

KCM is an investment adviser to pension plans, public and private companies, mutual funds and individual investors, and provides sub-advisory services to investment companies, wrap fee programs, model programs as well as to clients of consultants and other investment advisers as described in KCM’s Form ADV. The management fees collected from such clients are KCM’s principal source of revenue. With respect to the fees received for advisory services rendered, conflicts of interest may occur when KCM must vote on ballot items of the public companies for which it manages assets and, in certain cases, KCM may have a relationship with the proponents of proxy proposals or participants in proxy contests.

To mitigate potential conflicts of interest or the appearance of conflicts, KCM does not allow employees to sit on the board of directors of any public company without Senior Management approval. To the extent that such conflicts occur, KCM will generally follow the recommendation of the proxy voting service to ensure that the best interests of its clients are not subordinated to KCM’s interests. KCM may, in selected matters, consult the Proxy Voting Committee to obtain guidance to vote proxies. Routine matters shall not constitute a material conflict with respect to this procedure.

The Proxy Voting Committee has a duty to make reasonable investigation of information relating to conflicts of interest. The Proxy Voting Committee is chaired by the Chief Operating Officer and is comprised of the Director of Research, the Chief Compliance Officer, the Portfolio Operations Manager, and such other members as may be amended from time-to-time as required by a majority vote of its current members, with three members serving as a quorum. The Proxy Voting Committee will determine, prior to voting, whether any of the members of the Committee have a material personal or business conflict - in which case the committee member will abstain from voting.

Engagement of Service Provider

In order to facilitate the proxy voting process, Institutional Shareholder Services, Inc. (“ISS”) has been retained to provide proxy vote research and recommendations based on their own internal guidelines. Votes are cast through the ISS ProxyExchange platform (“ProxyExchange”). The services provided to KCM include access to ISS’ research analysis and voting recommendations, receipt of proxy ballots, vote execution based upon the recommendations of ISS, as well as reporting, auditing, working with custodial banks, and consulting assistance for the handling of proxy voting responsibilities. ProxyExchange also maintains proxy voting records and provides KCM with reports that reflect the proxy voting activities of client portfolios. KCM uses this information for appropriate monitoring of such delegated responsibilities.

KCM may, under soft dollar arrangements, pay for no more than the cost allocated to research services. The cost of that portion of the services not constituting “research” for the purposes of Section 28(e) (“mixed-use” services) will be reimbursed to the provider.

Proxies are voted through the ProxyExchange application in accordance with either the ISS Benchmark Research Policy, or the ISS Catholic Policy. It is the client’s decision as to which of these ISS policies will be used to vote its proxies. In the absence of a specific delegation of authority KCM is deemed to have voting authority and, under such circumstances, will vote received ballots in accordance with the ISS Benchmark Research Policy.

Policies Available

●	ISS Benchmark Research Policy

●	ISS Catholic Policy

The ISS Benchmark Research Policy is the default policy to be used for voting proxies for all clients’ accounts (both ERISA and non-ERISA related) unless the client specifically selects the Catholic Policy. KCM declines clients’ requests to implement customized proxy voting policies, as they tend to be expensive to implement and difficult to manage on an ongoing basis. KCM encourages the client to vote its own proxies if the client seeks to impose client-specific voting guidelines that may be inconsistent with one of the two policies offered by KCM. KCM does not generally advise a client on proxy voting issues when the client retains authority to handle such matters itself.

The ISS Benchmark Research Policy and the Catholic Policy are both available upon request. These policies provide a general indication as to how proxies will be voted on certain issues. Neither all potential voting issues nor the intricacies that surround individual proxy votes may be addressed therein, and for that reason, actual proxy votes may differ from the selected policy.

Procedures

KCM generally votes all proxies from a specific issuer the same way for each client; however, proxies may be voted differently for different clients on the same proxy issue based upon one of the two proxy policies chosen by the client. Upon certain circumstances and in KCM’s discretion, a client may direct KCM to vote a proxy different from the specific voting guidelines. The client must submit this request in writing to KCM in advance of the meeting date stated on the proxy ballot.

Although KCM generally votes in accordance with the recommendations of ISS, KCM’s Portfolio Managers (PMs) and analysts are consulted to determine how to vote on issues when the ISS recommendation differs from the recommendation of the issuer’s management. Furthermore, a PM or analyst may direct that proxies be voted in a manner different from that recommended by ISS if he or she is personally informed on the issue and has determined that a different vote is appropriate and in the best interests of KCM’s clients. Documentation of the rationale for any proxy voted contrary to the ISS recommendation will be maintained. KCM will vote in accordance with the recommendations of ISS for all short-term investment fund securities and any unsupervised assets retained in the same custodial account KCM has investment discretion over. In the event that ISS does not provide a recommendation on the aforementioned securities, no vote will be entered for these types of securities unless explicitly instructed by an authorized representative of the account.

A custodian may report ballots to ISS through an omnibus account. On occasion, these omnibus accounts may reflect ballots for shares held by different KCM investment strategies which in some instances may not be split. If after reviewing the ISS research, the PMs from the respective strategies are in disagreement on how to vote a particular issue, the issue will be referred to the Proxy Voting Committee who will consider all factors affecting each strategy and determine the best way to vote the block of shares.

KCM will make every reasonable effort to vote all proxies in a timely manner for which KCM has been delegated proxy voting discretion; however, instances may exist when KCM is unable to vote, (including but not limited to the following):

●	Delays in account setup between ISS and the client’s custodian;

●	Miscommunication between ISS and the client’s custodian;

●	The client’s custodian did not receive the proxy ballot;

●	The client’s custodian did not submit the proxy ballot to ISS in a timely manner;

●	ProxyExchange does not reflect the proxy ballot information;

●	The proxy ballot was received by KCM with insufficient time to submit a vote;

●	KCM held shares on the record date, but sold the shares prior to the meeting date;

●	The issuer is a non-U.S. company;

●	Securities lending arrangements;

●	A proxy is received for a client that has terminated KCM’s advisory relationship;

●	The client’s custodian does not utilize ISS for submission of proxy materials; or

●	KCM believes it is not in the best interest of the client to vote the proxy for any other reason not specified herein.

Environmental, Social and Governance (ESG) Strategy

KCM recognizes that ESG issues can impact the valuation of the companies we invest in on behalf of our Clients. In order to effectively factor in ESG considerations when making voting decisions, proxy related research for all securities held in the ESG SMID Cap strategy are distributed to the PM for review.

Custodial Considerations

For each client account for which KCM has been delegated proxy voting discretion, KCM will notify ISS of the account relationship. KCM completes the initial document that ISS will send to the client’s custodian requesting proxy statements and materials received on behalf of the client account be sent to ISS.

It is important to understand that from time-to-time custodial issues may arise which are beyond KCM’s control. In the event a client delegates proxy voting discretion to KCM, it remains the client’s obligation to instruct its custodian to forward applicable proxy materials directly to ISS so that its shares may be voted. Although KCM makes its best efforts to make sure that the client’s custodian has received KCM’s instructions through ISS, it is the responsibility of the client’s custodian to acknowledge receipt of our instructions and to establish the account correctly in order for proxy materials to be submitted to ISS in a timely manner. KCM is not able to vote shares if ISS does not receive proxy materials on a timely basis from the custodian.

It is within each custodian’s discretion as to whether it will provide ballots to ISS for issuers whose stocks are held in each client’s account. Instead, a custodian may select its own proxy voting provider and choose not to provide proxy ballots to ISS. In these instances, ISS is not able to vote proxies for the client’s account and KCM will not be able to accept voting authority for the client’s account.

When voting ballots, it is within each custodian’s discretion as to whether it will aggregate shares, held on behalf of various clients, in an omnibus account instead of submitting individual ballots for segregated accounts. In these cases, the custodian must rely on its internal records to differentiate the various underlying holdings. In these instances, ISS will not be able to provide KCM with a detailed history of voting records at the individual client account level.

Securities Lending Arrangements

The client may contract with its selected custodian to participate in a securities lending program. Under most securities lending arrangements, securities on loan to a borrower on the proxy record date is not voted by the lender unless the securities are recalled prior to the record date for the vote. As a general matter, KCM will not attempt to ask custodians to recall securities engaged in lending programs to facilitate proxy voting; therefore, the responsibility to vote proxies for securities on loan will typically reside with the borrower rather than the lender.

Notification of Account Termination and Closed Accounts

KCM will continue voting a client’s proxies after the client has provided notification to terminate its advisory relationship with KCM unless explicit instructions are received that state otherwise. Although ballots received prior to the actual account termination date will generally be voted, ballots received after the termination of the account will neither be reviewed nor voted.

Voting For Non U.S. Issuers

It is KCM’s policy to seek to vote all proxies for securities held in client accounts for which it has been delegated proxy voting discretion. In the case of non-U.S. issuers, proxies are voted on a best efforts basis and it may be difficult to vote or KCM may be prevented from voting due to a number of administrative issues that may include, but are not limited to, the following:

●	KCM may not know when a meeting is taking place or may not be able to obtain relevant information. For example, KCM may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting;

●	Trading restrictions may have been placed on shares subject to voting.

A custodian may, in its sole discretion, determine that it will provide proxies to ISS for U.S. domestic companies, but not for non-U.S. issuers. Or custodians may determine to provide proxies for non-U.S. issuers only to the custodians’ selected proxy voting provider. In these instances, ISS is not able to vote proxies for non-U.S. issuers held in a client’s accounts.

Generally, research coverage of non-U.S. issuers is provided by ISS. However, voting recommendations are not always provided with research; therefore, ballots for non-U.S. issuers are generally voted according to the chosen policy.

In certain circumstances, KCM will occasionally abstain from voting for non-U.S. issuers when unjustifiable costs and resources associated with voting a client’s proxy might exceed any anticipated benefits to the client.

Active Communications with Corporate Management

KCM has actively voted against management-sponsored initiatives where deemed appropriate. This action is the most direct communication of the fiduciary voters’ concerns in some instances. Additional actions may include or have included direct meetings with corporate representatives, conference calls, inquiries through third parties and, on occasion, letter writing. KCM participates in a number of forums where its employees are able to meet and discuss issues with corporate representatives; these forums include conferences, seminars, user workshops, and other venues.

KCM has historically, and will in the future, review the proxy process for ERISA funds to adhere to two operative principles:

●	Our duty of loyalty: What is in the best interest of the fund beneficiaries? Are their rights or ability to act being altered by this vote? Is it other than beneficial?

●	Our duty of prudence: Is the action proposed other than in the long-term financial interest of the fund? If an issue is reviewed and found to be basically “ERISA-neutral,” less concern is possibly warranted than when it has a potential substantive adverse financial or best interest impact.

To date, KCM has been an active shareholder in the context of the proxy process and, when appropriate or necessary, has engaged in conversations with management and those who monitor the company. KCM will continue to carry out a detailed assessment of a company when evaluating areas of concern.

KCM has not, to date, actively considered filing shareholder proposals or writing letters to companies on a regular basis. These activities and others which could be considered expressions of activism are not under consideration at this time. Should a particular equity company become a concern, the evaluation and voting process will continue to be the first level of monitoring and communication. Participation in national forums and contacts with corporate representatives will also continue. A more individualized approach could evolve if these methods are not satisfactory in the context of a particular company. With numerous stocks to monitor and vote for client accounts, KCM recognizes it is not feasible or appropriate to be in active communication with 100% of companies.

As a result, it is believed that the current use of both internal and external resources to provide economies of scale and to more quickly identify concerns is an effective and appropriate use of time and assets in the management process. The final and perhaps most valuable tool KCM can use in the process of being an active and involved fiduciary remains the weight of its vote and, through that vote, we believe we can play a significant role in bringing concerns to corporate management on behalf of our clients.

Reconciliation

To the extent reasonably practicable, KCM will reconcile the ballots of eligible securities reflected in ProxyExchange. Discrepancies between the expected ballots and reflected ballots will be investigated with ISS and the client’s custodian in an attempt to determine the cause of the discrepancy. If KCM is unable to reconcile the expected number of ballots, KCM will proceed with voting all available ballots.1 Documentation of discrepancies and unreconciled ballots will be maintained.

Maintenance of Proxy Voting Records & Program Responsibility

The documents listed below shall be maintained for no less than seven (7) years by KCM, by ISS or by another third-party service provider, on behalf of KCM, provided that ISS or another third-party service provider shall undertake to provide KCM copies of such documents promptly upon its request:

●	KCM’s proxy voting policies and procedures;

●	Proxy statements received for client and fund securities, provided that no copy of a proxy statement found on the SEC’s EDGAR website need be retained;

●	Records of votes cast on behalf of clients and funds;

●	Records of oral or written requests for proxy voting information and written responses from KCM; and

●	Any documents prepared by KCM that were material to making a proxy voting decision or that memorialized the basis for the decision.

The Portfolio Operations Manager is responsible for the administration of KCM’s proxy voting activities.

Oversight of Third Party Service Providers

Annually, the KCM Portfolio Operations Team performs a due diligence review of the third-party proxy voting vendor. The third-party proxy voting provider’s most recent proxy policy guidelines are randomly sampled and compared to their published vote recommendations for a randomly selected sample of shareholder meetings. The results are documented, and any discrepancies are escalated to the third- party voting provider, the Proxy Voting Committee, and the KCM Vendor Risk Committee.

Inquiries

Clients should contact KCM to request additional proxy voting information or for a record of proxies voted on their behalf. Client inquiries should be directed to Kennedy Capital Management LLC, attention Client Service Department, 10829 Olive Blvd, St. Louis, MO 63141, or by calling 800-859-5462.

Except as otherwise required by law, KCM has a general policy of not disclosing proxy voting records to an unaffiliated third-party.

[1]	KCM will make a best effort attempt to reconcile all proxy ballots where individual account level information is reported to KCM’s subscription of ProxyExchange. Proxy ballots for wrap account sponsors, or in certain circumstances where a client’s custodian wraps ballots, are provided to KCM on an aggregated basis for all accounts managed by KCM in the sponsor’s program or by that client’s custodian; therefore, KCM cannot reconcile the holdings in such accounts against the shares voted.

NORTH SQUARE INVESTMENTS TRUST

PART C

OTHER INFORMATION

Item 28. Exhibits

(a)	Agreement and Declaration of Trust.

(i)	Agreement and Declaration of Trust is herein incorporated by reference from the Initial Registration Statement to North Square Investments Trust (the “Trust”) on Form N-1A, filed with the Securities and Exchange Commission (“SEC”) on August 24, 2018.

(ii)	Certificate of Trust is herein incorporated by reference from the Initial Registration Statement to the Trust on Form N-1A, filed with the SEC on August 24, 2018.

(b)	By-Laws are herein incorporated by reference from the Initial Registration Statement to the Trust on Form N-1A, filed with the SEC on August 24, 2018.

(c)	Instruments Defining Rights of Security Holders -Not applicable.

(d)	(i)	Form of Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

		(A)	Amendment No. 1 to Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

		(B)	Amendment No. 2 to Investment Advisory Agreement (North Square Investments, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.

		(C)	Amendment to Investment Advisory Agreement (North Square Investments, LLC) – to be filed by amendment.

	(ii)	Form of Investment Sub-Advisory Agreement (Algert Global, LLC) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

	(iii)	Form of Investment Sub-Advisory Agreement (Advisory Research Inc.) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Advisory Research, Inc.) is herein incorporated by reference from Post-Effective Amendment No. 19 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.

	(iv)	Form of Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.

		(B)	Amended and Restated Appendix B to Sub-Advisory Agreement (Red Cedar Investment Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 29, 2022.

	(v)	Form of Investment Sub-Advisory Agreement (Altrinsic Global Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.

	(vi)	Form of Investment Sub-Advisory Agreement (CSM Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.

	(vii)	Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment 17 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2021.

		(A)	Amendment No. 1 to Investment Sub-Advisory Agreement (NSI Retail Advisors, LLC) is herein incorporated by reference from Post-Effective Amendment No. 20 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 11, 2022.

	(viii)	Investment Advisory Agreement (Reflection Asset Management, LLC) is herein incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.

	(ix)	Investment Advisory Agreement (Fort Pitt Capital Group, LLC) – to be filed by amendment.

	(x)	Investment Sub-Advisory Agreement (Kennedy Capital Management, LLC) – to be filed by amendment.

(e)	(i)	Distribution Agreement is herein incorporated by reference from the Initial Registration Statement to the Trust on Form N‑14, filed with the SEC on September 13, 2018.

	(ii)	First Amendment to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

	(iii)	Amended Exhibit A to the Distribution Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

	(iv)	Novation Agreement is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2022.

	(v)	Novation Agreement by and between the Trust, Compass Distributors, LLC and Foreside Fund Services, LLC is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

	(vi)	Distribution Agreement (Ultimus Fund Distributors, LLC) (Sphere 500 Climate Fund) is herein incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)	(i)	Custody Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

	(ii)	First Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

	(iii)	Second Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

	(iv)	Third Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 11 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 30, 2020.

	(v)	Form of Fourth Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

	(vi)	Fifth Amendment to the Custody Agreement is herein incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.

(h)	Other Material Contracts

	(i)	Master Services Agreement between the Trust and Ultimus Fund Solutions, LLC is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

		(A)	Amendment No. 1 to Master Services Agreement is herein incorporated by reference from Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on April 26, 2024.

	(ii)	Operating Expenses Limitation Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

		(A)	First Amendment to the Operating Expenses Limitation Agreement is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

		(B)	Amended Appendix A to the Operating Expense Limitation Agreement is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

	(iii)	Shareholder Service Plan is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

	(iv)	Amendment to Shareholder Service Plan is herein incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.

	(v)	Form of Fund of Funds Investment Agreement (Advisor Shares Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

	(vi)	Form of Fund of Funds Investment Agreement (BlackRock Funds) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(vii)	Form of Fund of Funds Investment Agreement (Vanguard Funds) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(viii)	Form of Fund of Funds Investment Agreement (Invesco ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(ix)	Form of Fund of Funds Investment Agreement (First Trust ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(x)	Form of Fund of Funds Investment Agreement (The Select Sector SPDR Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xi)	Form of Fund of Funds Investment Agreement (SPY DIA ETFs) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xii)	Form of Fund of Funds Investment Agreement (SPDR Funds) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xiii)	Form of Fund of Funds Investment Agreement (Schwab Strategic Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xiv)	Form of Fund of Funds Investment Agreement (ProShares Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xv)	Form of Fund of Funds Investment Agreement (WisdomTree Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xvi)	Form of Fund of Funds Investment Agreement (VanEck ETF Trust) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xvii)	Form of Fund of Funds Investment Agreement (Direxion Shares) is herein incorporated by reference from Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 10, 2022.

(xviii)	Amended and Restated License Agreement is herein incorporated by reference from Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 5, 2024.

(i)	Legal Opinion and Consent – filed herewith.

(j)	Consent of Independent Registered Public Accounting Firm – filed herewith.

(k)	Omitted Financial Statements - Not applicable.

(l)	Subscription Agreement is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

(m)	(i)	Rule 12b-1 Plan is herein incorporated by reference from Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on May 1, 2023.

(n)	(i)	Rule 18f-3 Plan is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

(o)	Reserved.

(p)	Codes of Ethics

	(i)	North Square Investments Trust is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

	(ii)	North Square Investments, LLC (Adviser) is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

	(iii)	Algert Global, LLC (Sub-Advisor) is herein incorporated by reference from Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on October 23, 2018.

	(iv)	Advisory Research Inc. (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

	(v)	Red Cedar Investment Management, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 8 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 25, 2020.

	(vi)	Altrinsic Global Advisors, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.

	(vii)	CSM Advisors, LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 2, 2020.

	(viii)	NSI Retail Advisors LLC (Sub-Advisor) is herein incorporated by reference from Post-Effective Amendment No. 15 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on January 19, 2021.

	(ix)	Reflection Asset Management, LLC (Adviser) is herein incorporated by reference from Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on November 14, 2023.

	(x)	Fort Pitt Capital Group, LLC (Adviser) is herein incorporated by reference from Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on February 13, 2024.

	(xi)	Kennedy Capital Management, LLC (Sub-Adviser) is herein incorporated by reference from Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on March 25, 2024.

(q)	Powers of Attorney are herein incorporated by reference from Post-Effective Amendment No. 26 to the Registration Statement on Form N-1A of the Trust, filed with the SEC on September 28, 2023.

Item 29. Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30. Indemnification.

Reference is made to Article VII of the Registrant’s Agreement and Declaration of Trust (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), Article VI of Registrant’s Bylaws (previously filed with the Registration Statement on Form N-1A (File No. 333-226989) on August 24, 2018), and Paragraph 6 of the Distribution Agreement on Form N-14 (File No. 333-227320) on September 13, 2019. With respect to the Registrant, the general effect of these provisions is to indemnify any person (Trustee, director, officer, employee or agent, among others) who was or is a party to any proceeding by reason of their actions performed in their official or duly authorized capacity on behalf of the Trust. With respect to the distributor, the general effect of the relevant provisions is to indemnify those entities for claims arising out of any untrue statement or material fact contained in the Funds’ Registration Statement, reports to shareholders or advertising and sales literature.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, (the “1933 Act”) the Registrant furnishes the following undertaking: “Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.”

Item 31. Business and Other Connections of the Investment Adviser.

(1) North Square Investments, LLC (“NSI”) serves as the investment adviser for the North Square Spectrum Alpha Fund, North Square Dynamic Small Cap Fund, North Square Multi Strategy Fund, North Square Preferred and Income Securities Fund, North Square Tactical Growth Fund, North Square Tactical Defensive Fund, North Square Trilogy Alternative Return Fund, North Square Advisory Research Small Cap Value Fund, North Square Altrinsic International Equity Fund, North Square McKee Bond Fund and North Square Strategic Income Fund. The response to this Item will be incorporated by reference to NSI’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. NSI’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(2) Reflection Asset Management, LLC (“RAM”) serves as the investment adviser for the Sphere 500 Climate Fund. The response to this Item will be incorporated by reference to RAM’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. RAM’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

(3) Fort Pitt Capital Group, LLC (“Fort Pitt”) serves as the investment adviser for the Fort Pitt Capital Total Return Fund. The response to this Item will be incorporated by reference to Fort Pitt’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC. Fort Pitt’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32. Principal Underwriter.

(1) (a) Foreside Fund Services, LLC (“Foreside”), is the principal underwriter for some series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

AB Active ETFs, Inc.

ABS Long/Short Strategies Fund

Absolute Shares Trust

ActivePassive Core Bond ETF, Series of Trust for Professional Managers

ActivePassive Intermediate Municipal Bond ETF, Series of Trust for Professional Managers

ActivePassive International Equity ETF, Series of Trust for Professional Managers

ActivePassive U.S. Equity ETF, Series of Trust for Professional Managers

Adaptive Core ETF, Series of Collaborative Investment Series Trust

AdvisorShares Trust

AFA Multi-Manager Credit Fund

AGF Investments Trust

AIM ETF Products Trust

Alexis Practical Tactical ETF, Series of Listed Funds Trust

AlphaCentric Prime Meridian Income Fund

American Century ETF Trust

Amplify ETF Trust

Applied Finance Core Fund, Series of World Funds Trust

Applied Finance Explorer Fund, Series of World Funds Trust

Applied Finance Select Fund, Series of World Funds Trust

ARK ETF Trust

ARK Venture Fund

ASYMmetric ETFs Trust

B.A.D. ETF, Series of Listed Funds Trust

Bitwise Funds Trust

Bluestone Community Development Fund

BondBloxx ETF Trust

Bramshill Multi-Strategy Income Fund, Series of Investment Managers Series Trust

Bridgeway Funds, Inc.

Brinker Capital Destinations Trust

Brookfield Real Assets Income Fund Inc.

Build Funds Trust

Calamos Convertible and High Income Fund

Calamos Convertible Opportunities and Income Fund

Calamos Dynamic Convertible and Income Fund

Calamos ETF Trust

Calamos Global Dynamic Income Fund

Calamos Global Total Return Fund

Calamos Strategic Total Return Fund

Carlyle Tactical Private Credit Fund

Cboe Vest Bitcoin Strategy Managed Volatility Fund, Series of World Funds Trust

Cboe Vest S&P 500® Dividend Aristocrats Target Income Fund, Series of World Funds Trust

Cboe Vest US Large Cap 10% Buffer Strategies Fund, Series of World Funds Trust

Cboe Vest US Large Cap 10% Buffer VI Fund, Series of World Funds Trust

Cboe Vest US Large Cap 20% Buffer Strategies Fund, Series of World Funds Trust

Cboe Vest US Large Cap 20% Buffer VI Fund, Series of World Funds Trust

Center Coast Brookfield MLP & Energy Infrastructure Fund

Clifford Capital Focused Small Cap Value Fund, Series of World Funds Trust

Clifford Capital International Value Fund, Series of World Funds Trust

Clifford Capital Partners Fund, Series of World Funds Trust

Cliffwater Corporate Lending Fund

Cliffwater Enhanced Lending Fund

Cohen & Steers Infrastructure Fund, Inc.

Convergence Long/Short Equity ETF, Series of Trust for Professional Managers

CornerCap Small-Cap Value Fund, Series of Managed Portfolio Series

CrossingBridge Pre-Merger SPAC ETF, Series of Trust for Professional Managers

Curasset Capital Management Core Bond Fund, Series of World Funds Trust

Curasset Capital Management Limited Term Income Fund, Series of World Funds Trust

Davis Fundamental ETF Trust

Defiance Daily Short Digitizing the Economy ETF, Series of ETF Series Solutions

Defiance Hotel, Airline, and Cruise ETF, Series of ETF Series Solutions

Defiance Next Gen Connectivity ETF, Series of ETF Series Solutions

Defiance Next Gen H2 ETF, Series of ETF Series Solutions

Defiance Pure Electric Vehicle ETF, Series of ETF Series Solutions

Defiance Quantum ETF, Series of ETF Series Solutions

Direxion Funds

Direxion Shares ETF Trust

Dividend Performers ETF, Series of Listed Funds Trust

Dodge & Cox Funds

DoubleLine ETF Trust

DoubleLine Opportunistic Credit Fund

DoubleLine Yield Opportunities Fund

DriveWealth ETF Trust

EIP Investment Trust

Ellington Income Opportunities Fund

ETF Managers Trust

ETF Opportunities Trust

Evanston Alternative Opportunities Fund

Exchange Listed Funds Trust

Fiera Capital Series Trust

FlexShares Trust

Forum Funds

Forum Funds II

Forum Real Estate Income Fund

Goose Hollow Tactical Allocation ETF, Series of Collaborative Investment Series Trust

Grayscale Future of Finance ETF, Series of ETF Series Solutions

Guinness Atkinson Funds

Harbor ETF Trust

Horizon Kinetics Blockchain Development ETF, Series of Listed Funds Trust

Horizon Kinetics Energy and Remediation ETF, Series of Listed Funds Trust

Horizon Kinetics Inflation Beneficiaries ETF, Series of Listed Funds Trust

Horizon Kinetics Medical ETF, Series of Listed Funds Trust

Horizon Kinetics SPAC Active ETF, Series of Listed Funds Trust

IDX Funds

Innovator ETFs Trust

Ironwood Institutional Multi-Strategy Fund LLC

Ironwood Multi-Strategy Fund LLC

John Hancock Exchange-Traded Fund Trust

LDR Real Estate Value-Opportunity Fund, Series of World Funds Trust

Mairs & Power Balanced Fund, Series of Trust for Professional Managers

Mairs & Power Growth Fund, Series of Trust for Professional Managers

Mairs & Power Minnesota Municipal Bond ETF, Series of Trust for Professional Managers

Mairs & Power Small Cap Fund, Series of Trust for Professional Managers

Manor Investment Funds

Merk Stagflation ETF, Series of Listed Funds Trust

Milliman Variable Insurance Trust

Mindful Conservative ETF, Series of Collaborative Investment Series Trust

Moerus Worldwide Value Fund, Series of Northern Lights Fund Trust IV

Mohr Growth ETF, Series of Collaborative Investment Series Trust

Mohr Sector Navigator ETF, Series of Collaborative Investment Series Trust

Morgan Stanley ETF Trust

Morningstar Funds Trust

Mutual of America Investment Corporation

North Square Investments Trust

OTG Latin American Fund, Series of World Funds Trust

Overlay Shares Core Bond ETF, Series of Listed Funds Trust

Overlay Shares Foreign Equity ETF, Series of Listed Funds Trust

Overlay Shares Hedged Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Large Cap Equity ETF, Series of Listed Funds Trust

Overlay Shares Municipal Bond ETF, Series of Listed Funds Trust

Overlay Shares Short Term Bond ETF, Series of Listed Funds Trust

Overlay Shares Small Cap Equity ETF, Series of Listed Funds Trust

Palmer Square Opportunistic Income Fund

Partners Group Private Income Opportunities, LLC

Performance Trust Mutual Funds, Series of Trust for Professional Managers

Perkins Discovery Fund, Series of World Funds Trust

Philotimo Focused Growth and Income Fund, Series of World Funds Trust

Plan Investment Fund, Inc.

PMC Core Fixed Income Fund, Series of Trust for Professional Managers

PMC Diversified Equity Fund, Series of Trust for Professional Managers

Point Bridge America First ETF, Series of ETF Series Solutions

Preferred-Plus ETF, Series of Listed Funds Trust

Putnam ETF Trust

Quaker Investment Trust

Rareview Dynamic Fixed Income ETF, Series of Collaborative Investment Series Trust

Rareview Inflation/Deflation ETF, Series of Collaborative Investment Series Trust

Rareview Systematic Equity ETF, Series of Collaborative Investment Series Trust

Rareview Tax Advantaged Income ETF, Series of Collaborative Investment Series Trust

Renaissance Capital Greenwich Funds

Reynolds Funds, Inc.

RiverNorth Enhanced Pre-Merger SPAC ETF, Series of Listed Funds Trust

RiverNorth Patriot ETF, Series of Listed Funds Trust

RMB Investors Trust

Robinson Opportunistic Income Fund, Series of Investment Managers Series Trust

Robinson Tax Advantaged Income Fund, Series of Investment Managers Series Trust

Roundhill Ball Metaverse ETF, Series of Listed Funds Trust

Roundhill BIG Bank ETF, Series of Listed Funds Trust

Roundhill BIG Tech ETF, Series of Listed Funds Trust

Roundhill Cannabis ETF, Series of Listed Funds Trust

Roundhill IO Digital Infrastructure ETF, Series of Listed Funds Trust

Roundhill MEME ETF, Series of Listed Funds Trust

Roundhill Sports Betting & iGaming ETF, Series of Listed Funds Trust

Roundhill Video Games ETF, Series of Listed Funds Trust

Rule One Fund, Series of World Funds Trust

Securian AM Real Asset Income Fund, Series of Investment Managers Series Trust

SHP ETF Trust

Six Circles Trust

Sound Shore Fund, Inc.

Sparrow Funds

Spear Alpha ETF, Series of Listed Funds Trust

STF Tactical Growth & Income ETF, Series of Listed Funds Trust

STF Tactical Growth ETF, Series of Listed Funds Trust

Strategic Trust

Strategy Shares

Swan Hedged Equity US Large Cap ETF, Series of Listed Funds Trust

Syntax ETF Trust

Tekla World Healthcare Fund

Tema ETF Trust

Teucrium Agricultural Strategy No K-1 ETF, Series of Listed Funds Trust

Teucrium AiLA Long-Short Agriculture Strategy ETF, Series of Listed Funds Trust

Teucrium AiLA Long-Short Base Metals Strategy ETF, Series of Listed Funds Trust

The Community Development Fund

The Finite Solar Finance Fund

The Private Shares Fund

The SPAC and New Issue ETF, Series of Collaborative Investment Series Trust

Third Avenue Trust

Third Avenue Variable Series Trust

Tidal ETF Trust

Tidal Trust II

TIFF Investment Program

Timothy Plan High Dividend Stock Enhanced ETF, Series of The Timothy Plan

Timothy Plan High Dividend Stock ETF, Series of The Timothy Plan

Timothy Plan International ETF, Series of The Timothy Plan

Timothy Plan Market Neutral ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Cap Core ETF, Series of The Timothy Plan

Timothy Plan US Large/Mid Core Enhanced ETF, Series of The Timothy Plan

Timothy Plan US Small Cap Core ETF, Series of The Timothy Plan

Total Fund Solution

Touchstone ETF Trust

TrueShares Eagle Global Renewable Energy Income ETF, Series of Listed Funds Trust

TrueShares ESG Active Opportunities ETF, Series of Listed Funds Trust

TrueShares Low Volatility Equity Income ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (April) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (August) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (December) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (February) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (January) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (July) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (June) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (March) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (May) ETF, Listed Funds Trust

TrueShares Structured Outcome (November) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (October) ETF, Series of Listed Funds Trust

TrueShares Structured Outcome (September) ETF, Series of Listed Funds Trust

TrueShares Technology, AI & Deep Learning ETF, Series of Listed Funds Trust

U.S. Global Investors Funds

Union Street Partners Value Fund, Series of World Funds Trust

Variant Alternative Income Fund

Variant Impact Fund

VictoryShares Core Intermediate Bond ETF, Series of Victory Portfolios II

VictoryShares Core Plus Intermediate Bond ETF, Series of Victory Portfolios II

VictoryShares Corporate Bond ETF, Series of Victory Portfolios II

VictoryShares Developed Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares Dividend Accelerator ETF, Series of Victory Portfolios II

VictoryShares Emerging Markets Value Momentum ETF, Series of Victory Portfolios II

VictoryShares Free Cash Flow ETF, Series of Victory Portfolios II

VictoryShares International High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares International Value Momentum ETF, Series of Victory Portfolios II

VictoryShares International Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares NASDAQ Next 50 ETF, Series of Victory Portfolios II

VictoryShares Short-Term Bond ETF, Series of Victory Portfolios II

VictoryShares THB Mid Cap ESG ETF, Series of Victory Portfolios II

VictoryShares US 500 Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US 500 Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Discovery Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US EQ Income Enhanced Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Large Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Multi-Factor Minimum Volatility ETF, Series of Victory Portfolios II

VictoryShares US Small Cap High Div Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Cap Volatility Wtd ETF, Series of Victory Portfolios II

VictoryShares US Small Mid Cap Value Momentum ETF, Series of Victory Portfolios II

VictoryShares US Value Momentum ETF, Series of Victory Portfolios II

VictoryShares WestEnd US Sector ETF, Series of Victory Portfolios II

Volatility Shares Trust

West Loop Realty Fund, Series of Investment Managers Series Trust

Wilshire Mutual Funds, Inc.

Wilshire Variable Insurance Trust

WisdomTree Digital Trust

WisdomTree Trust

WST Investment Trust

XAI Octagon Floating Rate & Alternative Income Term Trust

(b) The following are the Officers and Manager of Foreside. Foreside’s main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Address	Position with Underwriter	Position with Registrant
Teresa Cowan	111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202	President and Manager	None
Chris Lanza	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Kate Macchia	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President and Chief Compliance Officer	None
Kelly B. Whetstone	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None
Susan L. LaFond	111 E. Kilbourn Avenue, Suite 2200 Milwaukee, WI 53202	Treasurer	None
Weston Sommers	Three Canal Plaza, Suite 100 Portland, ME 04101	Financial and Operations Principal and Chief Financial Officer	None

(c) Not applicable.

(2) (a) Ultimus Fund Distributors, LLC (“Ultimus”), is the principal underwriter for some series of the Registrant and acts as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

Bruce Fund, Inc.

CM Advisors Family of Funds

Caldwell Orkin Funds, Inc.

Cantor Select Portfolios Trust

Cantor Fitzgerald Sustainable Infrastructure Fund

Capitol Series Trust

Centaur Mutual Funds Trust

Chesapeake Investment Trust

Commonwealth International Series Trust

Conestoga Funds

Connors Funds

Cross Shore Discovery Fund

Dynamic Alternatives Fund

Eubel Brady & Suttman Mutual Fund Trust

Fairway Private Equity & Venture Capital Opportunities Fund
Flat Rock Global, LLC

F/m Funds Trust

HC Capital Trust

Hussman Investment Trust

James Advantage Funds

James Alpha Funds Trust

Lind Capital Partners Municipal Credit Income Fund
MSS Series Trust

Oak Associates Funds

One Fund Trust

Papp Investment Trust

Peachtree Alternative Strategies Fund

Rocky Mountain Opportunity Trust

Schwartz Investment Trust

Segall Bryant & Hamill Trust

The Cutler Trust

The Investment House Funds

Williamsburg Investment Trust

Ultimus Managers Trust

Unified Series Trust

Valued Advisers Trust

VELA Funds

Volumetric Fund

Waycross Independent Trust

Yorktown Funds

(b) The following are the Officers of Ultimus. Ultimus’ main business address is 225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246.

Name	Position with Underwriter	Position with Registrant
Kevin M. Guerrette	President	None
Douglas K. Jones	Vice President	None
Stephen L. Preston	Vice President, Chief Compliance Officer, Financial Operations Principal and AML Compliance Officer	None
Melvin Van Cleave	Chief Information Security Officer	None

(c) Not applicable.

Item 33. Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 250 Cincinnati, OH 45246
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North RiverCenter Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisers

North Square Investments, LLC

200 West Madison Street, Suite 2610

Chicago, IL 60606

Reflection Asset Management, LLC

1000 Palm Boulevard

Isle of Palms, SC 29541

Fort Pitt Capital Group, LLC

680 Andersen Drive

Foster Plaza Ten, Suite 350

Pittsburgh, PA 15220

Registrant’s Distributors	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101 Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Item 34. Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35. Undertakings.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, duly authorized, in the City of Cincinnati in the State of Ohio, on June 7, 2024.

North Square Investments Trust

By:	/s/ Ian Martin
Ian Martin, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Ian Martin	President, Principal Executive Officer and Trustee	June 7, 2024
Ian Martin

David B. Boon*	Trustee	June 7, 2024
David B. Boon

Donald J. Herrema*	Trustee	June 7, 2024
Donald J. Herrema

Catherine A. Zaharis*	Trustee	June 7, 2024
Catherine A. Zaharis

/s/ Zachary Richmond	Treasurer and Principal Financial and Accounting Officer	June 7, 2024
Zachary Richmond

By:	/s/ Ian Martin
Ian Martin
Attorney-in-Fact
*(Pursuant to Powers of Attorney)

Exhibit Index

(i)	Legal Opinion and Consent
(j)	Consent of Independent Registered Public Accounting Firm